Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ProShares Trust
Entity Central Index Key	0001174610
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000230310
Shareholder Report [Line Items]
Fund Name	Big Data Refiners ETF
Trading Symbol	DAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Big Data Refiners ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DAT	$68	0.58%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Big Data Refiners ETF : $11,302	FactSet Big Data Refiners Index : $11,499	S&P Global 1200 Index : $13,797
9/29/2021	10,000	10,000	10,000
9/30/2021	10,101.27	10,102	9,926
12/31/2021	9,726.13	9,737.32	10,726.04
3/31/2022	8,121.6	8,138.45	10,220.84
6/30/2022	5,740.76	5,754.7	8,656.03
9/30/2022	5,522.97	5,544.65	8,067.42
12/31/2022	5,417.76	5,435.42	8,920.95
3/31/2023	6,128.75	6,146.92	9,607.87
6/30/2023	7,154.6	7,191.89	10,266.96
9/30/2023	6,860.35	6,907.82	9,891.19
12/31/2023	8,203.23	8,276.25	11,007.91
3/31/2024	9,261.67	9,360.44	11,998.62
6/30/2024	8,784.15	8,868.08	12,382.58
9/30/2024	8,924.86	9,042.78	13,168.87
12/31/2024	10,978.39	11,138	13,095.13
3/31/2025	9,856.18	10,003.04	12,935.36
5/31/2025	11,301.98	11,499.49	13,796.86

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (9/29/21)
Big Data Refiners ETF	34.03%	3.39%
FactSet Big Data Refiners Index	34.69%	3.88%
S&P Global 1200 Index	13.92%	9.16%

Performance Inception Date	Sep. 29, 2021
AssetsNet	$ 6,781,124
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 36,051
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,781,124 Number of Portfolio Holdings30 Net Investment Advisory Fees$36,051 Portfolio Turnover Rate35%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	97.4%
Consumer Discretionary	2.5%

Country Weights

Country	% of Exposure
United States	86.1%
Israel	7.5%
France	2.7%
United Kingdom	2.5%
Canada	1.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Palantir Technologies, Inc., Class A	8.4%
Rubrik, Inc., Class A	7.1%
Nutanix, Inc., Class A	5.5%
Snowflake, Inc., Class A	5.4%
InterDigital, Inc.	5.3%
Commvault Systems, Inc.	5.1%
MicroStrategy, Inc., Class A	4.5%
Tyler Technologies, Inc.	4.5%
Dynatrace, Inc.	4.5%
Informatica, Inc., Class A	4.3%

C000195295
Shareholder Report [Line Items]
Fund Name	Decline of the Retail Store ETF
Trading Symbol	EMTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Decline of the Retail Store ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMTY	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Line Graph [Table Text Block]
	Decline of the Retail Store ETF : $3,620	Solactive-ProShares Bricks and Mortar Retail Store Index : $20,587	S&P 500® Index : $26,021
11/14/2017	10,000	10,000	10,000
12/31/2017	8,398.45	11,802.67	10,395
3/31/2018	8,777.84	11,167.69	10,316
6/30/2018	8,013.63	12,211.87	10,669.84
9/30/2018	7,571.78	12,904.28	11,492.48
12/31/2018	9,289.05	10,380.2	9,938.7
3/31/2019	8,645.7	11,137.96	11,295.33
6/30/2019	9,664.68	9,931.72	11,781.03
9/30/2019	9,213.16	10,312.1	11,981.31
12/31/2019	8,513.17	11,119.54	13,068.01
3/31/2020	12,739.49	6,831.84	10,506.68
6/30/2020	8,053.47	9,943.07	12,664.75
9/30/2020	7,160.33	11,046.75	13,795.72
12/31/2020	5,806.01	13,443.89	15,471.9
3/31/2021	4,434.98	17,296.91	16,426.51
6/30/2021	4,048.49	18,659.9	17,830.98
9/30/2021	4,165.38	17,874.32	17,934.4
12/31/2021	3,625.98	20,224.8	19,912.56
3/31/2022	3,894.19	18,390.41	18,996.58
6/30/2022	4,340.02	15,966.55	15,938.13
9/30/2022	4,230.32	16,191.68	15,160.35
12/31/2022	3,783.92	18,010.01	16,306.48
3/31/2023	3,697.75	18,573.72	17,529.46
6/30/2023	3,930.15	17,628.32	19,061.54
9/30/2023	4,421.03	15,902.5	18,438.22
12/31/2023	3,791.91	18,715.66	20,593.65
3/31/2024	3,572.09	20,149.28	22,768.34
6/30/2024	3,735	19,367.48	23,742.83
9/30/2024	3,643.33	20,105.39	25,141.28
12/31/2024	3,632.76	20,427.07	25,747.18
3/31/2025	3,917.13	19,125.87	24,647.78
5/31/2025	3,620.01	20,587.08	26,020.66

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (11/14/17)
Decline of the Retail Store ETF	1.93%	-16.14%	-12.60%
Solactive-ProShares Bricks and Mortar Retail Store Index	1.44%	17.04%	10.04%
S&P 500® Index	13.52%	15.93%	13.51%

Performance Inception Date	Nov. 14, 2017
AssetsNet	$ 2,801,123
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 25,187
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,801,123 Number of Portfolio Holdings5 Net Investment Advisory Fees$25,187 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Solactive-ProShares Bricks and Mortar Retail Store Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	64.9%
Consumer Staples	32.4%
Materials	2.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	90.4%

C000124906
Shareholder Report [Line Items]
Fund Name	DJ Brookfield Global Infrastructure ETF
Trading Symbol	TOLZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about DJ Brookfield Global Infrastructure ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TOLZ	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
	DJ Brookfield Global Infrastructure ETF : $17,375	Dow Jones Brookfield Global Infrastructure Composite Index : $16,767	S&P Global 1200 Index : $27,020
5/31/2015	10,000	10,000	10,000
6/30/2015	9,526.36	9,527	9,763
9/30/2015	8,659.7	8,637	8,921
12/31/2015	8,532.02	8,497	9,417
3/31/2016	8,998.04	8,967	9,433
6/30/2016	9,788.82	9,742	9,561
9/30/2016	9,982.55	9,931	10,046
12/31/2016	9,542.19	9,489	10,255
3/31/2017	10,255.19	10,173	10,952
6/30/2017	10,530.67	10,435	11,424
9/30/2017	10,771.98	10,668	12,020
12/31/2017	10,801.18	10,697	12,701
3/31/2018	10,155.32	10,034	12,571
6/30/2018	10,696.34	10,557	12,746
9/30/2018	10,713.88	10,568	13,392
12/31/2018	9,939.17	9,784	11,663
3/31/2019	11,510.28	11,339	13,094
6/30/2019	11,944.79	11,762	13,632
9/30/2019	12,157.54	11,959	13,730
12/31/2019	12,591.98	12,380	14,954
3/31/2020	9,563.61	9,353	11,855
6/30/2020	10,822.45	10,599	14,063
9/30/2020	10,559.03	10,336	15,133
12/31/2020	11,445.38	11,202	17,282
3/31/2021	12,148.84	11,890	18,196
6/30/2021	13,100.72	12,809	19,566
9/30/2021	12,918.85	12,624	19,439
12/31/2021	13,790.83	13,470	21,006
3/31/2022	14,380.08	14,057	20,017
6/30/2022	13,390.95	13,043	16,952
9/30/2022	12,009.09	11,709	15,799
12/31/2022	13,170.68	12,807	17,471
3/31/2023	13,567.77	13,204	18,816
6/30/2023	13,531.45	13,148	20,107
9/30/2023	12,599.04	12,236	19,371
12/31/2023	14,022.01	13,606	21,558
3/31/2024	14,127.33	13,689	23,498
6/30/2024	14,105.04	13,642	24,250
9/30/2024	15,978.15	15,470	25,790
12/31/2024	15,662.46	15,138	25,646
3/31/2025	16,807.29	16,235	25,333
5/31/2025	17,375.05	16,767	27,020

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
DJ Brookfield Global Infrastructure ETF	21.21%	9.57%	5.68%
Dow Jones Brookfield Global Infrastructure Composite Index	20.90%	9.22%	5.30%
S&P Global 1200 Index	13.92%	14.59%	10.44%

AssetsNet	$ 148,390,017
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 614,079
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$148,390,017 Number of Portfolio Holdings110 Net Investment Advisory Fees$614,079 Portfolio Turnover Rate9%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Master Limited Partnership	8%
Closed End Fund	-%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Utilities	36.4%
Energy	35.7%
Industrials	15.3%
Real Estate	8.4%
Communication Services	2.8%
Financials	0.5%
Short-Term Investments	0.3%
Other	6.3%

Country Weights

Country	% of Exposure
United States	47.6%
Canada	17.9%
United Kingdom	7.4%
Spain	6.3%
France	6.3%
Australia	2.9%
Italy	2.7%
China	1.8%
Mexico	1.4%
Japan	1.3%
Other	10.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Enbridge, Inc.	7.6%
Vinci SA	5.4%
National Grid plc	5.1%
American Tower Corp.	5.0%
TC Energy Corp.	3.9%
Williams Cos., Inc. (The)	3.7%
Kinder Morgan, Inc.	2.7%
Energy Transfer LP	2.7%
Cheniere Energy, Inc.	2.7%
ONEOK, Inc.	2.5%

C000182948
Shareholder Report [Line Items]
Fund Name	Equities for Rising Rates ETF
Trading Symbol	EQRR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Equities for Rising Rates ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EQRR	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Line Graph [Table Text Block]
	Equities for Rising Rates ETF : $17,180	Nasdaq U.S. Large Cap Equities for Rising Rates Index : $17,694	Nasdaq-100® Index : $38,551	Nasdaq Composite Index : $31,940
7/24/2017	10,000	10,000	10,000	10,000
9/30/2017	10,568.29	10,577.56	10,088	10,157
12/31/2017	11,702.17	11,727.34	10,820.39	10,822.15
3/31/2018	11,688.17	11,725	11,161.23	11,102.13
6/30/2018	12,147.03	12,197.51	11,972.65	11,836.22
9/30/2018	12,623.28	12,687.85	13,003.5	12,713.51
12/31/2018	9,609.47	9,660.53	10,824.11	10,514.78
3/31/2019	10,642.64	10,709.66	12,652.3	12,282.02
6/30/2019	10,717.91	10,810.34	13,190.03	12,757.25
9/30/2019	10,276.23	10,372.52	13,360.18	12,780.01
12/31/2019	11,473.2	11,597.51	15,095.67	14,373.15
3/31/2020	6,322.4	6,382.11	13,542.32	12,367.39
6/30/2020	7,887.85	7,971.26	17,645.65	16,194.56
9/30/2020	7,888.74	7,979.23	19,872.53	18,014.43
12/31/2020	10,351.01	10,491.09	22,473.84	20,829.28
3/31/2021	12,372.87	12,555.73	22,869.38	21,444.52
6/30/2021	13,332.64	13,543.87	25,471.91	23,519.59
9/30/2021	13,214.98	13,436.87	25,749.56	23,466.02
12/31/2021	13,985.05	14,236.37	28,654.11	25,448.61
3/31/2022	14,901.55	15,184.51	26,101.03	23,172.14
6/30/2022	12,444.61	12,685.14	20,280.5	18,009.71
9/30/2022	12,333.17	12,579.85	19,384.1	17,305.02
12/31/2022	14,319.17	14,621.56	19,376.35	17,168.82
3/31/2023	13,991.9	14,295.5	23,400.81	20,095.34
6/30/2023	14,097.89	14,418.44	27,002.2	22,717.81
9/30/2023	14,570.42	14,915.88	26,229.94	21,822.98
12/31/2023	15,618.88	16,003.25	30,059.51	24,832.76
3/31/2024	17,867.88	18,330.12	32,680.7	27,144.69
6/30/2024	17,103.23	17,560.25	35,311.49	29,443.85
9/30/2024	17,088.42	17,560.25	36,060.09	30,256.5
12/31/2024	16,882.68	17,363.58	37,837.86	32,177.79
3/31/2025	17,617.1	18,138	34,784.34	28,876.34
5/31/2025	17,179.77	17,693.61	38,551.49	31,940.12

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (7/24/17)
Equities for Rising Rates ETF	-1.30%	17.41%	7.13%
Nasdaq U.S. Large Cap Equities for Rising Rates Index	-0.98%	17.85%	7.53%
Nasdaq-100® Index	16.02%	18.36%	18.74%
Nasdaq Composite Index	15.02%	15.90%	15.93%

Performance Inception Date	Jul. 24, 2017
AssetsNet	$ 9,795,223
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 46,464
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$9,795,223 Number of Portfolio Holdings51 Net Investment Advisory Fees$46,464 Portfolio Turnover Rate84%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Energy	26.3%
Consumer Staples	19.7%
Financials	16.0%
Consumer Discretionary	14.9%
Information Technology	9.1%
Health Care	6.2%
Industrials	3.9%
Communication Services	3.6%
Short-Term Investments	0.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Marathon Petroleum Corp.	3.3%
Valero Energy Corp.	2.9%
Walmart, Inc.	2.9%
United Airlines Holdings, Inc.	2.8%
Dollar General Corp.	2.8%
TJX Cos., Inc. (The)	2.7%
Genuine Parts Co.	2.7%
Exxon Mobil Corp.	2.6%
EOG Resources, Inc.	2.6%
Diamondback Energy, Inc.	2.6%

C000115056
Shareholder Report [Line Items]
Fund Name	Global Listed Private Equity ETF
Trading Symbol	PEX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Global Listed Private Equity ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PEX	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Line Graph [Table Text Block]
	Global Listed Private Equity ETF : $17,842	LPX Direct Listed Private Equity Index : $18,504	S&P Global 1200 Index : $27,020
5/31/2015	10,000	10,000	10,000
6/30/2015	9,878.22	9,893	9,763
9/30/2015	9,230.84	9,247	8,921
12/31/2015	9,736.63	9,766	9,417
3/31/2016	9,824.83	9,888	9,433
6/30/2016	9,763.72	9,836	9,561
9/30/2016	10,489.01	10,576	10,046
12/31/2016	10,813.94	10,928	10,255
3/31/2017	11,270.94	11,386	10,952
6/30/2017	12,207.67	12,218	11,424
9/30/2017	12,579.41	12,626	12,020
12/31/2017	12,437.49	12,474	12,701
3/31/2018	12,281.07	12,319	12,571
6/30/2018	12,461.08	12,514	12,746
9/30/2018	12,773.76	12,856	13,392
12/31/2018	10,792.38	10,846	11,663
3/31/2019	12,000.38	12,101	13,094
6/30/2019	12,733.66	12,869	13,632
9/30/2019	12,943.04	13,095	13,730
12/31/2019	13,483.45	13,658	14,954
3/31/2020	8,367.68	8,419	11,855
6/30/2020	10,230.81	10,338	14,063
9/30/2020	11,048.86	11,189	15,133
12/31/2020	13,402.35	13,600	17,282
3/31/2021	14,881.88	15,139	18,196
6/30/2021	16,025.56	16,315	19,566
9/30/2021	16,537.19	16,868	19,439
12/31/2021	17,075.68	17,442	21,006
3/31/2022	15,639.21	16,043	20,017
6/30/2022	12,646.37	12,931	16,952
9/30/2022	11,227.49	11,492	15,799
12/31/2022	12,707.86	13,014	17,471
3/31/2023	13,363.26	13,748	18,816
6/30/2023	14,205.89	14,629	20,107
9/30/2023	14,103.41	14,553	19,371
12/31/2023	15,624.14	16,144	21,558
3/31/2024	16,525.1	17,121	23,498
6/30/2024	16,786.89	17,376	24,250
9/30/2024	17,364.27	18,013	25,790
12/31/2024	17,571.58	18,222	25,646
3/31/2025	17,440.69	18,095	25,333
5/31/2025	17,841.74	18,504	27,020

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global Listed Private Equity ETF	4.95%	11.88%	5.96%
LPX Direct Listed Private Equity Index	5.01%	12.42%	6.34%
S&P Global 1200 Index	13.92%	14.59%	10.44%

AssetsNet	$ 13,538,541
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,538,541 Number of Portfolio Holdings32 Net Investment Advisory Fees$- Portfolio Turnover Rate21%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Closed End Fund	12%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Country Weights

Country	% of Exposure
United States	54.0%
United Kingdom	20.7%
France	8.3%
Canada	6.8%
Sweden	4.5%
Belgium	4.0%
Switzerland	1.9%
Other	7.6%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
3i Group plc	10.5%
Ares Capital Corp.	10.1%
FS KKR Capital Corp.	9.2%
Main Street Capital Corp.	7.5%
Onex Corp.	6.8%
Golub Capital BDC, Inc.	4.6%
Eurazeo SE	4.4%
HgCapital Trust plc	4.3%
Hercules Capital, Inc.	4.2%
Wendel SE	3.9%

C000096244
Shareholder Report [Line Items]
Fund Name	Hedge Replication ETF
Trading Symbol	HDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Hedge Replication ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDG	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Hedge Replication ETF : $12,544	Merrill Lynch Factor Model — Exchange Series : $13,840	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,900.75	9,914	9,806
9/30/2015	9,569.42	9,596	9,174
12/31/2015	9,695.11	9,770	9,820
3/31/2016	9,642.25	9,721	9,953
6/30/2016	9,674.79	9,757	10,197
9/30/2016	9,862.04	9,977	10,590
12/31/2016	9,911.06	10,072	10,995
3/31/2017	10,110.56	10,280	11,662
6/30/2017	10,192.26	10,390	12,022
9/30/2017	10,350.07	10,577	12,561
12/31/2017	10,452.89	10,721	13,395
3/31/2018	10,417.42	10,694	13,293
6/30/2018	10,420.38	10,746	13,749
9/30/2018	10,538.91	10,892	14,809
12/31/2018	10,012.5	10,379	12,807
3/31/2019	10,494.73	10,896	14,555
6/30/2019	10,613.99	11,047	15,181
9/30/2019	10,600.25	11,056	15,439
12/31/2019	10,963.7	11,465	16,840
3/31/2020	10,021.13	10,505	13,539
6/30/2020	10,752.46	11,292	16,320
9/30/2020	10,770.12	11,327	17,777
12/31/2020	11,766.15	12,423	19,937
3/31/2021	12,123.15	12,814	21,167
6/30/2021	12,297.75	13,046	22,977
9/30/2021	11,998.91	12,769	23,110
12/31/2021	12,088.53	12,908	25,660
3/31/2022	11,653.02	12,493	24,479
6/30/2022	10,921.75	11,722	20,538
9/30/2022	10,585.97	11,422	19,536
12/31/2022	11,084.84	11,984	21,013
3/31/2023	11,388.04	12,307	22,589
6/30/2023	11,534.73	12,490	24,563
9/30/2023	11,479.71	12,482	23,760
12/31/2023	11,885.71	12,949	26,537
3/31/2024	12,123.16	13,227	29,340
6/30/2024	12,139.29	13,276	30,595
9/30/2024	12,477.5	13,696	32,397
12/31/2024	12,500.43	13,742	33,178
3/31/2025	12,410.38	13,643	31,761
5/31/2025	12,544.17	13,840	33,531

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Hedge Replication ETF	3.25%	3.44%	2.29%
Merrill Lynch Factor Model — Exchange Series	4.36%	4.50%	3.30%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 24,418,760
Holdings Count | Holding	1,944
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$24,418,760 Number of Portfolio Holdings1,944 Net Investment Advisory Fees$- Portfolio Turnover Rate43%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	13%
iShares® MSCI EAFE ETF Long Swaps	13%
iShares® MSCI Emerging Markets ETF Long Swaps	6%
S&P 500® Total Return Index Long Swaps	2%
Russell 2000® Total Return Index Long Swaps	-%
E-Mini Euro Futures	(17)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
U.S. Treasury Obligations	67.1%
Short-Term Investments	15.3%
Financials	2.6%
Industrials	2.4%
Health Care	2.1%
Information Technology	1.8%
Consumer Discretionary	1.2%
Real Estate	0.8%
Energy	0.6%
Materials	0.5%
Other	1.2%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Sprouts Farmers Market, Inc.	0.1%
Insmed, Inc.	0.1%
FTAI Aviation Ltd.	0.1%
Carpenter Technology Corp.	0.1%
Hims & Hers Health, Inc.	0.1%
Rocket Lab Corp.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
HealthEquity, Inc.	0.1%
Credo Technology Group Holding Ltd.	0.1%

C000123089
Shareholder Report [Line Items]
Fund Name	High Yield-Interest Rate Hedged
Trading Symbol	HYHG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about High Yield-Interest Rate Hedged (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYHG	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]
	High Yield-Interest Rate Hedged : $15,648	FTSE High Yield (Treasury Rate-Hedged) Index : $16,604	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000
6/30/2015	9,848.73	9,844	9,891
9/30/2015	9,042.35	9,030	10,013
12/31/2015	8,923.71	8,906	9,956
3/31/2016	8,952.99	8,979	10,257
6/30/2016	9,236.54	9,406	10,484
9/30/2016	9,757.95	9,950	10,532
12/31/2016	10,228.48	10,391	10,218
3/31/2017	10,394.71	10,603	10,302
6/30/2017	10,495.33	10,720	10,451
9/30/2017	10,639.16	10,879	10,540
12/31/2017	10,681.3	10,961	10,581
3/31/2018	10,682.11	10,971	10,427
6/30/2018	10,884.53	11,200	10,410
9/30/2018	11,244.54	11,595	10,412
12/31/2018	10,446.81	10,806	10,583
3/31/2019	11,187.51	11,606	10,894
6/30/2019	11,311.6	11,750	11,230
9/30/2019	11,292.78	11,745	11,485
12/31/2019	11,666.66	12,133	11,505
3/31/2020	10,030.55	10,421	11,868
6/30/2020	10,630.38	11,008	12,212
9/30/2020	11,117.39	11,568	12,288
12/31/2020	11,729.6	12,247	12,370
3/31/2021	11,961.15	12,492	11,953
6/30/2021	12,133.43	12,669	12,172
9/30/2021	12,258.39	12,808	12,178
12/31/2021	12,375.39	12,983	12,179
3/31/2022	12,415.58	12,997	11,457
6/30/2022	11,348.83	11,876	10,920
9/30/2022	11,808.87	12,393	10,401
12/31/2022	12,189.25	12,810	10,595
3/31/2023	12,522.44	13,154	10,909
6/30/2023	13,015.35	13,740	10,817
9/30/2023	13,352.7	14,074	10,468
12/31/2023	13,969.49	14,728	11,182
3/31/2024	14,372.56	15,195	11,095
6/30/2024	14,629.92	15,491	11,102
9/30/2024	15,037.46	15,919	11,680
12/31/2024	15,483.14	16,387	11,322
3/31/2025	15,371.09	16,287	11,637
5/31/2025	15,647.56	16,604	11,599

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
High Yield-Interest Rate Hedged	7.12%	7.91%	4.58%
FTSE High Yield (Treasury Rate-Hedged) Index	7.75%	8.43%	5.20%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 167,249,905
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 773,441
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$167,249,905 Number of Portfolio Holdings232 Net Investment Advisory Fees$773,441 Portfolio Turnover Rate66%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	94%
U.S. Treasury 10 Year Note Futures	(11)%
U.S. Treasury 2 Year Note Futures	(31)%
U.S. Treasury 5 Year Note Futures	(52)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Communication Services	18.1%
Industrials	18.0%
Consumer Discretionary	10.6%
Health Care	10.5%
Financials	9.8%
Energy	7.9%
Materials	6.0%
Short-Term Investments	4.9%
Information Technology	4.9%
Real Estate	3.5%
Other	6.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Sunrise FinCo. I BV 4.88%, due 07/15/31	2.0%
DISH Network Corp. 11.75%, due 11/15/27	1.5%
CCO Holdings LLC 4.25%, due 02/01/31	1.5%
Medline Borrower LP 5.25%, due 10/01/29	1.3%
Cloud Software Group, Inc. 6.50%, due 03/31/29	1.3%
Community Health Systems, Inc. 5.63%, due 03/15/27	1.2%
Standard Industries, Inc. 4.38%, due 07/15/30	1.2%
Mauser Packaging Solutions Holding Co. 7.88%, due 04/15/27	1.1%
Carnival Corp. 5.75%, due 03/01/27	1.1%
First Quantum Minerals Ltd. 9.38%, due 03/01/29	0.9%

C000107655
Shareholder Report [Line Items]
Fund Name	Inflation Expectations ETF
Trading Symbol	RINF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Inflation Expectations ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RINF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
	Inflation Expectations ETF : $13,823	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index : $11,835	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	10,166.05	10,046	9,912	9,891
9/30/2015	9,105.09	9,047	10,085	10,013
12/31/2015	9,311.3	9,230	9,990	9,956
3/31/2016	9,181.22	9,470	10,310	10,257
6/30/2016	8,872.11	9,211	10,531	10,484
9/30/2016	9,224.3	9,570	10,497	10,532
12/31/2016	9,592.19	9,997	10,095	10,218
3/31/2017	9,621.2	10,015	10,163	10,302
6/30/2017	9,071.92	9,410	10,283	10,451
9/30/2017	9,225.3	9,551	10,322	10,540
12/31/2017	9,560.91	9,863	10,329	10,581
3/31/2018	9,711.45	9,997	10,207	10,427
6/30/2018	9,992.59	10,207	10,218	10,410
9/30/2018	10,196.66	10,348	10,157	10,412
12/31/2018	9,435.24	9,524	10,418	10,583
3/31/2019	9,622.24	9,660	10,639	10,894
6/30/2019	9,383.66	9,381	10,959	11,230
9/30/2019	8,980.59	8,999	11,222	11,485
12/31/2019	9,596.99	9,580	11,133	11,505
3/31/2020	7,954.3	7,943	12,080	11,868
6/30/2020	8,795.75	8,763	12,106	12,212
9/30/2020	9,277.22	9,264	12,128	12,288
12/31/2020	9,806.49	9,802	12,027	12,370
3/31/2021	10,734.32	10,761	11,506	11,953
6/30/2021	10,803.27	10,851	11,724	12,172
9/30/2021	10,915.41	10,974	11,718	12,178
12/31/2021	11,391.04	11,486	11,750	12,179
3/31/2022	12,123.29	12,247	11,107	11,457
6/30/2022	11,651.04	11,766	10,702	10,920
9/30/2022	11,632.92	11,669	10,211	10,401
12/31/2022	12,329.85	12,226	10,285	10,595
3/31/2023	12,239.18	11,930	10,592	10,909
6/30/2023	12,492.38	12,005	10,445	10,817
9/30/2023	13,174.47	12,478	10,126	10,468
12/31/2023	12,468.73	11,636	10,683	11,182
3/31/2024	12,891.77	11,820	10,586	11,095
6/30/2024	13,223.91	11,928	10,605	11,102
9/30/2024	13,153	11,650	11,109	11,680
12/31/2024	13,645.45	11,905	10,758	11,322
3/31/2025	13,652.39	11,782	11,076	11,637
5/31/2025	13,822.54	11,835	11,029	11,599

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Inflation Expectations ETF	3.86%	9.82%	3.29%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index	-1.88%	6.56%	1.70%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 26,184,989
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$26,184,989 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index) Long Swaps	131%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond) Long Swaps	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(131.6%)

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	80.1%
U.S. Treasury Bills	15.2%

C000132381
Shareholder Report [Line Items]
Fund Name	Investment Grade-Interest Rate Hedged
Trading Symbol	IGHG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Investment Grade-Interest Rate Hedged (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IGHG	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
	Investment Grade-Interest Rate Hedged : $14,842	FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index : $15,203	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000
6/30/2015	9,966.19	9,947	9,891
9/30/2015	9,669.93	9,651	10,013
12/31/2015	9,763.98	9,785	9,956
3/31/2016	9,791.68	9,766	10,257
6/30/2016	9,852.35	9,873	10,484
9/30/2016	10,154.96	10,184	10,532
12/31/2016	10,472.63	10,506	10,218
3/31/2017	10,539.89	10,574	10,302
6/30/2017	10,701.15	10,754	10,451
9/30/2017	10,868.53	10,930	10,540
12/31/2017	11,063.51	11,161	10,581
3/31/2018	10,953.43	11,043	10,427
6/30/2018	10,757.37	10,848	10,410
9/30/2018	11,126.52	11,234	10,412
12/31/2018	10,584.43	10,690	10,583
3/31/2019	11,108	11,200	10,894
6/30/2019	11,371.35	11,461	11,230
9/30/2019	11,390.27	11,494	11,485
12/31/2019	11,923.9	12,031	11,505
3/31/2020	10,139.27	10,176	11,868
6/30/2020	11,107.05	11,125	12,212
9/30/2020	11,292.33	11,330	12,288
12/31/2020	12,004.28	12,072	12,370
3/31/2021	12,195.78	12,265	11,953
6/30/2021	12,295.01	12,396	12,172
9/30/2021	12,252.74	12,377	12,178
12/31/2021	12,151.83	12,280	12,179
3/31/2022	11,855.63	11,995	11,457
6/30/2022	11,396.59	11,519	10,920
9/30/2022	11,338.71	11,505	10,401
12/31/2022	12,000.98	12,315	10,595
3/31/2023	12,174.47	12,451	10,909
6/30/2023	12,528.6	12,818	10,817
9/30/2023	12,983.79	13,268	10,468
12/31/2023	13,402.23	13,757	11,182
3/31/2024	13,719.85	14,101	11,095
6/30/2024	13,870.22	14,262	11,102
9/30/2024	14,218.67	14,596	11,680
12/31/2024	14,620.45	15,010	11,322
3/31/2025	14,514.21	14,893	11,637
5/31/2025	14,841.55	15,203	11,599

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Investment Grade-Interest Rate Hedged	6.21%	6.40%	4.03%
FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index	5.92%	6.92%	4.28%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 264,515,672
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 769,213
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$264,515,672 Number of Portfolio Holdings187 Net Investment Advisory Fees$769,213 Portfolio Turnover Rate53%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
U.S. Treasury Ultra Bond Futures	(4)%
U.S. Treasury 10 Year Note Futures	(25)%
U.S. Treasury Long Bond Futures	(58)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	37.1%
Communication Services	13.7%
Health Care	10.9%
Information Technology	7.6%
Energy	7.4%
Consumer Staples	6.8%
Industrials	3.8%
Consumer Discretionary	3.3%
Materials	2.9%
Utilities	1.4%
Other	1.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Bank of America Corp. 5.88%, due 02/07/42	1.6%
Morgan Stanley 4.38%, due 01/22/47	1.6%
Apple, Inc. 3.45%, due 02/09/45	1.6%
JPMorgan Chase & Co. 5.50%, due 10/15/40	1.5%
Oracle Corp. 6.50%, due 04/15/38	1.4%
Goldman Sachs Group, Inc. (The) 6.25%, due 02/01/41	1.2%
Time Warner Cable LLC 6.75%, due 06/15/39	1.2%
Cisco Systems, Inc. 5.90%, due 02/15/39	1.2%
Altria Group, Inc. 5.38%, due 01/31/44	1.1%
International Business Machines Corp. 4.25%, due 05/15/49	1.1%

C000171471
Shareholder Report [Line Items]
Fund Name	K-1 Free Crude Oil ETF
Trading Symbol	OILK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about K-1 Free Crude Oil ETF (the “Fund”) (formerly known as K-1 Crude Oil Strategy ETF) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OILK	$64	0.69%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.69%
Line Graph [Table Text Block]
	K-1 Free Crude Oil ETF : $9,075	Bloomberg Commodity Balanced WTI Crude Oil Index : $17,241	Bloomberg Commodity Index : $14,347	S&P 500® Index : $31,999
9/26/2016	10,000	10,000	10,000	10,000
9/30/2016	10,502.41	10,418	10,057	10,106.3
12/31/2016	11,195.68	11,310.82	10,324.52	10,492.79
3/31/2017	10,110.44	10,288.32	10,083.95	11,129.29
6/30/2017	8,975.99	9,332.54	9,781.44	11,473.19
9/30/2017	9,969.06	10,142.6	10,027.93	11,987.19
12/31/2017	11,524.55	11,621.39	10,500.24	12,783.14
3/31/2018	12,472.73	12,513.92	10,458.24	12,685.99
6/30/2018	14,313.03	14,053.13	10,500.08	13,121.12
9/30/2018	14,643.49	14,962.37	10,287.97	14,132.75
12/31/2018	9,055.04	9,827.28	9,319.88	12,222.01
3/31/2019	11,735.69	12,354.86	9,908.89	13,890.31
6/30/2019	11,352.32	11,891.55	9,790.98	14,487.59
9/30/2019	10,534.12	10,993.74	9,610.82	14,733.88
12/31/2019	11,916.69	12,474.6	10,035.62	16,070.24
3/31/2020	3,949.21	6,621.52	7,698.32	12,920.48
6/30/2020	3,950.95	8,063.68	8,089.4	15,574.34
9/30/2020	3,958.8	8,277.37	8,823.11	16,965.13
12/31/2020	4,652.84	9,464.35	9,722.18	19,026.39
3/31/2021	5,717.13	11,541.77	10,394.96	20,200.32
6/30/2021	6,994.27	14,209.07	11,777.49	21,927.45
9/30/2021	7,341.5	14,970.68	12,553.62	22,054.63
12/31/2021	7,550.48	15,436.27	12,357.79	24,487.26
3/31/2022	10,296.71	21,093.66	15,515.2	23,360.84
6/30/2022	10,962.76	22,519.59	14,637.04	19,599.75
9/30/2022	8,908.69	18,326.44	14,035.46	18,643.28
12/31/2022	9,662.89	19,911.68	14,347.05	20,052.71
3/31/2023	9,188.98	18,832.47	13,578.04	21,556.66
6/30/2023	8,860.98	18,011.37	13,230.45	23,440.72
9/30/2023	10,917.47	21,997.29	13,853.6	22,674.21
12/31/2023	9,620.03	19,192.63	13,212.18	25,324.82
3/31/2024	10,949.7	21,643.53	13,501.53	27,999.12
6/30/2024	11,107.58	21,745.26	13,891.72	29,197.48
9/30/2024	9,805.31	19,011.88	13,986.18	30,917.21
12/31/2024	10,356.07	19,911.14	13,923.25	31,662.32
3/31/2025	10,381.62	19,821.54	15,159.63	30,310.34
5/31/2025	9,075.43	17,240.77	14,347.07	31,998.62

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (9/26/16)
K-1 Free Crude Oil ETF	-14.59%	20.06%	-1.11%
Bloomberg Commodity Balanced WTI Crude Oil Index	-17.37%	17.99%	6.47%
Bloomberg Commodity Index	1.69%	12.64%	4.25%
S&P 500® Index	13.52%	15.93%	14.34%

Performance Inception Date	Sep. 26, 2016
AssetsNet	$ 60,103,289
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 561,795
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$60,103,289 Number of Portfolio Holdings4 Net Investment Advisory Fees$561,795 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
WTI Crude Oil Futures	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
WTI Crude Oil	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	82.5%

C000059344
Shareholder Report [Line Items]
Fund Name	Large Cap Core Plus
Trading Symbol	CSM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Large Cap Core Plus (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CSM	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
	Large Cap Core Plus : $30,283	UBS 130/30 Large Cap Index : $32,305	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,791.12	9,795	9,806
9/30/2015	9,171.42	9,186	9,174
12/31/2015	9,812.96	9,840	9,820
3/31/2016	10,104.48	10,145	9,953
6/30/2016	10,257.49	10,310	10,197
9/30/2016	10,615.92	10,684	10,590
12/31/2016	11,164.16	11,252	10,995
3/31/2017	11,827.44	11,936	11,662
6/30/2017	12,203.27	12,331	12,022
9/30/2017	12,786.91	12,938	12,561
12/31/2017	13,676.1	13,859	13,395
3/31/2018	13,640.43	13,844	13,293
6/30/2018	13,918.12	14,148	13,749
9/30/2018	14,935.97	15,210	14,809
12/31/2018	12,605.77	12,861	12,807
3/31/2019	14,273.43	14,587	14,555
6/30/2019	14,750.1	15,096	15,181
9/30/2019	14,898.77	15,271	15,439
12/31/2019	16,290.68	16,724	16,840
3/31/2020	12,587.67	12,944	13,539
6/30/2020	15,103.07	15,556	16,320
9/30/2020	16,246.11	16,762	17,777
12/31/2020	18,083.62	18,693	19,937
3/31/2021	19,566.57	20,261	21,167
6/30/2021	21,344.93	22,139	22,977
9/30/2021	21,620.79	22,460	23,110
12/31/2021	24,003.44	24,978	25,660
3/31/2022	23,252.02	24,239	24,479
6/30/2022	19,427.52	20,288	20,538
9/30/2022	18,404.87	19,255	19,536
12/31/2022	19,718.14	20,667	21,013
3/31/2023	20,950.75	21,998	22,589
6/30/2023	22,455.06	23,621	24,563
9/30/2023	21,560.82	22,726	23,760
12/31/2023	24,281.21	25,642	26,537
3/31/2024	26,977.84	28,544	29,340
6/30/2024	27,617.48	29,275	30,595
9/30/2024	29,227	31,037	32,397
12/31/2024	29,654.05	31,543	33,178
3/31/2025	28,693.97	30,575	31,761
5/31/2025	30,283.12	32,305	33,531

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Core Plus	13.80%	15.28%	11.72%
UBS 130/30 Large Cap Index	14.59%	16.10%	12.43%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 427,736,063
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 2,056,235
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$427,736,063 Number of Portfolio Holdings300 Net Investment Advisory Fees$2,056,235 Portfolio Turnover Rate66%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
UBS 130/30 Large Cap Index (long portion) Long Swaps	35%
UBS 130/30 Large Cap Index (short portion) Short Swaps	(29)%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	25.4%
Financials	13.5%
Health Care	10.8%
Industrials	10.6%
Consumer Discretionary	8.2%
Communication Services	7.0%
Short-Term Investments	5.7%
Consumer Staples	5.3%
Utilities	3.9%
Real Estate	3.8%
Other	5.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	4.7%
NVIDIA Corp.	4.5%
Apple, Inc.	4.1%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc., Class A	2.1%
Broadcom, Inc.	1.4%
Alphabet, Inc., Class A	1.2%
Berkshire Hathaway, Inc., Class B	1.1%
Tesla, Inc.	1.1%
Eli Lilly & Co.	1.0%

C000195298
Shareholder Report [Line Items]
Fund Name	Long Online/Short Stores ETF
Trading Symbol	CLIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Long Online/Short Stores ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CLIX	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Line Graph [Table Text Block]
	Long Online/Short Stores ETF : $12,659	ProShares Long Online/Short Stores Index : $12,589	S&P 500® Index : $26,021
11/14/2017	10,000	10,000	10,000
12/31/2017	9,812.34	9,825	10,395
3/31/2018	11,333.11	11,360.65	10,316
6/30/2018	12,276.53	12,297.9	10,669.84
9/30/2018	11,905.62	11,928.96	11,492.48
12/31/2018	10,498.12	10,536.85	9,938.7
3/31/2019	12,893.81	12,938.2	11,295.33
6/30/2019	13,607.5	13,649.8	11,781.03
9/30/2019	11,795.83	11,830.29	11,981.31
12/31/2019	12,259.12	12,286.93	13,068.01
3/31/2020	13,975.43	14,012.02	10,506.68
6/30/2020	18,200.51	18,278.68	12,664.75
9/30/2020	21,182.48	21,303.8	13,795.72
12/31/2020	23,421.38	23,596.09	15,471.9
3/31/2021	21,196.22	21,375.7	16,426.51
6/30/2021	21,008.83	21,253.86	17,830.98
9/30/2021	17,425.18	17,659.83	17,934.4
12/31/2021	14,071.19	14,299.16	19,912.56
3/31/2022	11,919.64	12,144.28	18,996.58
6/30/2022	9,092.94	9,281.87	15,938.13
9/30/2022	8,329.61	8,510.55	15,160.35
12/31/2022	7,495.77	7,657.79	16,306.48
3/31/2023	8,359.15	8,523.89	17,529.46
6/30/2023	8,870	9,010.6	19,061.54
9/30/2023	8,900.06	9,001.59	18,438.22
12/31/2023	9,658.62	9,717.22	20,593.65
3/31/2024	10,263.67	10,277.9	22,768.34
6/30/2024	10,808.69	10,805.16	23,742.83
9/30/2024	11,874.14	11,851.1	25,141.28
12/31/2024	11,656.22	11,620	25,747.18
3/31/2025	11,757.47	11,709.48	24,647.78
5/31/2025	12,658.8	12,588.86	26,020.66

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (11/14/17)
Long Online/Short Stores ETF	20.60%	-5.93%	3.18%
ProShares Long Online/Short Stores Index	19.91%	-6.10%	3.10%
S&P 500® Index	13.52%	15.93%	13.51%

Performance Inception Date	Nov. 14, 2017
AssetsNet	$ 8,680,879
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 59,188
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,680,879 Number of Portfolio Holdings29 Net Investment Advisory Fees$59,188 Portfolio Turnover Rate57%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
ProShares Online Retail Index Long Swaps	16%
Solactive-ProShares Bricks and Mortar Retail Store Index Short Swaps	(50)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	80.6%
Short-Term Investments	9.6%
Communication Services	2.7%
Consumer Staples	0.9%
Other	4.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	20.2%
Alibaba Group Holding Ltd. (ADR)	7.1%
eBay, Inc.	6.1%
Carvana Co., Class A	4.6%
Coupang, Inc.	4.1%
Etsy, Inc.	4.0%
Chewy, Inc., Class A	3.9%
Revolve Group, Inc., Class A	3.6%
Wayfair, Inc., Class A	3.6%
PDD Holdings, Inc. (ADR)	3.5%

C000115055
Shareholder Report [Line Items]
Fund Name	Merger ETF
Trading Symbol	MRGR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Merger ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MRGR	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Line Graph [Table Text Block]
	Merger ETF : $12,726	S&P Merger Arbitrage Index : $13,851	S&P Total Market Index : $31,443
5/31/2015	10,000	10,000	10,000
6/30/2015	9,912.85	9,926	9,830
9/30/2015	9,859.64	9,895	9,115
12/31/2015	9,930.27	10,003	9,689
3/31/2016	10,069.76	10,179	9,779
6/30/2016	9,989.31	10,118	10,035
9/30/2016	9,913.3	10,057	10,482
12/31/2016	9,790.95	9,965	10,916
3/31/2017	9,730.36	9,922	11,548
6/30/2017	9,919.69	10,070	11,895
9/30/2017	9,907.4	10,097	12,439
12/31/2017	10,008.36	10,218	13,226
3/31/2018	9,733.55	9,961	13,147
6/30/2018	9,905.81	10,155	13,656
9/30/2018	10,189.06	10,438	14,626
12/31/2018	10,382.35	10,674	12,526
3/31/2019	10,453.93	10,775	14,285
6/30/2019	10,508.9	10,853	14,869
9/30/2019	10,605.9	10,981	15,038
12/31/2019	10,835.29	11,225	16,398
3/31/2020	10,488.26	10,860	12,961
6/30/2020	10,677.44	11,078	15,824
9/30/2020	10,888.33	11,314	17,259
12/31/2020	11,128.23	11,592	19,807
3/31/2021	11,272.77	11,771	21,084
6/30/2021	11,555.75	12,106	22,832
9/30/2021	11,599.21	12,189	22,805
12/31/2021	11,737	12,389	24,889
3/31/2022	11,580.72	12,265	23,545
6/30/2022	11,434.71	12,137	19,580
9/30/2022	11,306.15	12,051	18,687
12/31/2022	11,233.71	12,011	20,029
3/31/2023	11,055.68	11,831	21,479
6/30/2023	11,056.39	11,857	23,281
9/30/2023	11,454.98	12,308	22,515
12/31/2023	11,765.19	12,667	25,246
3/31/2024	11,869.86	12,804	27,784
6/30/2024	11,869.41	12,835	28,684
9/30/2024	12,285.37	13,322	30,451
12/31/2024	12,404.01	13,476	31,276
3/31/2025	12,656.05	13,756	29,753
5/31/2025	12,726.28	13,851	31,443

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Merger ETF	7.99%	3.62%	2.44%
S&P Merger Arbitrage Index	8.83%	4.63%	3.31%
S&P Total Market Index	13.02%	15.23%	12.12%

AssetsNet	$ 10,499,306
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,499,306 Number of Portfolio Holdings48 Net Investment Advisory Fees$- Portfolio Turnover Rate231%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
S&P Merger Arbitrage Index (long exposure to Targets) Long Swaps	4%
S&P Merger Arbitrage Index (short exposure to Acquirers) Short Swaps	(23)%
Goldman Sachs International Forwards	(12)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Short-Term Investments	29.4%
Industrials	14.3%
Consumer Discretionary	11.4%
Financials	9.1%
Materials	5.9%
Information Technology	5.7%
Consumer Staples	5.6%
Communication Services	4.9%
Health Care	4.9%
Other	11.6%

Country Weights

Country	% of Exposure
United States	87.5%
United Kingdom	3.5%
Australia	3.0%
Germany	2.9%
Canada	2.9%
Other	3.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Direct Line Insurance Group plc	3.5%
Gold Road Resources Ltd.	2.9%
Everi Holdings, Inc.	2.9%
Covestro AG	2.9%
Spirit AeroSystems Holdings, Inc., Class A	2.9%
Parkland Corp.	2.9%
Redfin Corp.	2.9%
AZEK Co., Inc. (The), Class A	2.9%
Triumph Group, Inc.	2.9%
Skechers USA, Inc., Class A	2.9%

C000234747
Shareholder Report [Line Items]
Fund Name	Metaverse ETF
Trading Symbol	VERS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Metaverse ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VERS	$64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Metaverse ETF : $12,600	Solactive Metaverse Theme Index : $12,628	MSCI ACWI Index : $14,202
3/15/2022	10,000	10,000	10,000
3/31/2022	11,168.49	11,166	10,721
6/30/2022	8,210.93	8,229.34	9,056.03
9/30/2022	7,474.29	7,501.05	8,448.37
12/31/2022	7,070.93	7,102.74	9,283.07
3/31/2023	8,635.62	8,676	9,973.73
6/30/2023	9,893.35	9,932.28	10,607.06
9/30/2023	8,874.95	8,907.27	10,257.03
12/31/2023	10,686.53	10,727.92	11,400.69
3/31/2024	10,463.12	10,503.7	12,342.38
6/30/2024	11,044.36	11,087.71	12,721.29
9/30/2024	11,182.85	11,225.2	13,576.16
12/31/2024	12,518.22	12,572.22	13,455.34
3/31/2025	11,720.83	11,755.02	13,291.18
5/31/2025	12,600.08	12,628.42	14,201.63

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (3/15/22)
Metaverse ETF	18.47%	7.46%
Solactive Metaverse Theme Index	18.25%	7.53%
MSCI ACWI Index	14.16%	11.53%

Performance Inception Date	Mar. 15, 2022
AssetsNet	$ 5,433,051
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 32,036
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,433,051 Number of Portfolio Holdings40 Net Investment Advisory Fees$32,036 Portfolio Turnover Rate51%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	55.0%
Communication Services	32.5%
Consumer Discretionary	9.4%
Real Estate	1.7%
Health Care	1.1%
Other	3.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
ROBLOX Corp., Class A	5.0%
NVIDIA Corp.	4.8%
fuboTV, Inc.	4.7%
Meta Platforms, Inc., Class A	4.6%
Amazon.com, Inc.	4.6%
Microsoft Corp.	4.5%
Alphabet, Inc., Class A	4.4%
Take-Two Interactive Software, Inc.	4.4%
QUALCOMM, Inc.	4.2%
Apple, Inc.	3.9%

C000144590
Shareholder Report [Line Items]
Fund Name	MSCI EAFE Dividend Growers ETF
Trading Symbol	EFAD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about MSCI EAFE Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFAD	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]
	MSCI EAFE Dividend Growers ETF : $13,521	MSCI EAFE Dividend Masters Index : $14,150	MSCI EAFE Index : $17,864
5/31/2015	10,000	10,000	10,000
6/30/2015	9,645.31	9,645	9,717
9/30/2015	9,055.66	9,065	8,723
12/31/2015	9,310.71	9,338	9,134
3/31/2016	9,136.86	9,178	8,859
6/30/2016	9,146.74	9,194	8,730
9/30/2016	9,243.09	9,298	9,291
12/31/2016	8,645.83	8,712	9,225
3/31/2017	9,040.25	9,119	9,894
6/30/2017	9,751.31	9,843	10,499
9/30/2017	10,126.12	10,237	11,066
12/31/2017	10,524.68	10,657	11,534
3/31/2018	10,299.84	10,437	11,338
6/30/2018	10,511.61	10,661	11,217
9/30/2018	10,586.43	10,753	11,368
12/31/2018	9,312.91	9,462	9,943
3/31/2019	10,268.32	10,446	10,935
6/30/2019	10,524.99	10,717	11,337
9/30/2019	10,556.54	10,764	11,216
12/31/2019	11,553.73	11,810	12,132
3/31/2020	9,109.93	9,309	9,363
6/30/2020	10,637.94	10,901	10,756
9/30/2020	11,366.53	11,665	11,272
12/31/2020	12,627.5	12,989	13,081
3/31/2021	12,594.18	12,969	13,536
6/30/2021	13,372.87	13,784	14,236
9/30/2021	13,578.54	14,014	14,172
12/31/2021	13,617.87	14,074	14,553
3/31/2022	12,135.71	12,546	13,693
6/30/2022	10,395.33	10,739	11,706
9/30/2022	9,531.82	9,852	10,611
12/31/2022	10,744.25	11,125	12,451
3/31/2023	11,352.65	11,771	13,505
6/30/2023	11,301.9	11,724	13,904
9/30/2023	10,799.66	11,214	13,332
12/31/2023	12,029.71	12,516	14,721
3/31/2024	12,172.12	12,682	15,556
6/30/2024	11,894.68	12,395	15,508
9/30/2024	13,263.76	13,849	16,634
12/31/2024	11,858.8	12,391	15,285
3/31/2025	12,310.03	12,874	16,333
5/31/2025	13,520.86	14,150	17,864

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
MSCI EAFE Dividend Growers ETF	13.57%	5.60%	3.06%
MSCI EAFE Dividend Masters Index	14.08%	6.06%	3.53%
MSCI EAFE Index	13.33%	11.41%	5.97%

AssetsNet	$ 70,448,125
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 356,082
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$70,448,125 Number of Portfolio Holdings81 Net Investment Advisory Fees$356,082 Portfolio Turnover Rate40%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Total	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	17.4%
Industrials	17.1%
Information Technology	16.3%
Consumer Staples	10.0%
Materials	8.9%
Financials	8.7%
Utilities	7.4%
Communication Services	6.2%
Real Estate	3.8%
Other	5.7%

Country Weights

Country	% of Exposure
Japan	29.2%
United Kingdom	16.0%
Switzerland	12.4%
Australia	8.8%
Germany	5.0%
Belgium	3.8%
Italy	3.7%
Hong Kong	3.7%
Denmark	3.7%
Netherlands	2.4%
Other	12.9%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Northern Star Resources Ltd.	1.4%
BAE Systems plc	1.3%
Sumitomo Realty & Development Co. Ltd.	1.3%
Kao Corp.	1.3%
Chocoladefabriken Lindt & Spruengli AG, Class PC	1.3%
Shionogi & Co. Ltd.	1.3%
Tokio Marine Holdings, Inc.	1.3%
Segro plc	1.3%
Nippon Telegraph & Telephone Corp.	1.3%
Astellas Pharma, Inc.	1.3%

C000144591
Shareholder Report [Line Items]
Fund Name	MSCI Emerging Markets Dividend Growers ETF
Trading Symbol	EMDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about MSCI Emerging Markets Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMDV	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Line Graph [Table Text Block]
	MSCI Emerging Markets Dividend Growers ETF : $14,139	MSCI Emerging Markets Dividend Masters Index : $15,625	MSCI Emerging Markets Index : $20,259
1/25/2016	10,000	10,000	10,000
3/31/2016	11,792.6	11,822	11,721
6/30/2016	11,796.76	11,854.45	11,798.55
9/30/2016	12,555.08	12,630.64	12,863.55
12/31/2016	11,744.54	11,873.33	12,327.85
3/31/2017	12,961.51	13,098.18	13,739.39
6/30/2017	13,489.51	13,666.64	14,600.85
9/30/2017	14,063.27	14,277.54	15,752.86
12/31/2017	15,420.27	15,732.42	16,924.87
3/31/2018	15,899.94	16,212.26	17,141.51
6/30/2018	14,645.23	15,006.07	15,799.33
9/30/2018	14,552.27	14,991.06	15,627.12
12/31/2018	14,386.36	14,881.63	14,461.34
3/31/2019	15,437.48	15,997.75	15,894.45
6/30/2019	15,684	16,288.91	15,991.41
9/30/2019	15,119.3	15,736.71	15,311.77
12/31/2019	16,343.58	17,085.35	17,124.69
3/31/2020	11,589.71	12,130.6	13,083.26
6/30/2020	13,287.47	13,902.88	15,448.72
9/30/2020	13,835.6	14,542.41	16,925.61
12/31/2020	16,493.52	17,519.24	20,259.96
3/31/2021	16,904.55	17,978.25	20,723.91
6/30/2021	17,261.93	18,407.93	21,770.47
9/30/2021	16,788.65	17,984.55	20,009.24
12/31/2021	16,604.2	17,817.29	19,747.12
3/31/2022	15,199.24	16,349.15	18,370.74
6/30/2022	14,274.4	15,263.56	16,267.29
9/30/2022	12,296.65	13,204.51	14,385.17
12/31/2022	13,612.98	14,695.3	15,780.53
3/31/2023	14,135.25	15,265.47	16,405.44
6/30/2023	13,945.09	15,138.77	16,553.09
9/30/2023	13,107.11	14,259.21	16,068.08
12/31/2023	13,526.81	14,786.8	17,331.03
3/31/2024	13,349.6	14,596.05	17,693.25
6/30/2024	13,302.21	14,604.81	18,629.22
9/30/2024	14,969.25	16,583.76	20,253.69
12/31/2024	13,566.15	14,943.62	18,631.37
3/31/2025	13,607.09	14,980.98	19,177.27
5/31/2025	14,139.33	15,625.17	20,258.87

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (1/25/16)
MSCI Emerging Markets Dividend Growers ETF	5.23%	2.50%	3.77%
MSCI Emerging Markets Dividend Masters Index	6.30%	3.63%	4.89%
MSCI Emerging Markets Index	13.04%	7.07%	7.84%

Performance Inception Date	Jan. 25, 2016
AssetsNet	$ 7,881,932
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 50,995
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,881,932 Number of Portfolio Holdings54 Net Investment Advisory Fees$50,995 Portfolio Turnover Rate49%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	21.4%
Information Technology	18.0%
Financials	17.9%
Health Care	10.6%
Industrials	10.0%
Utilities	7.7%
Materials	4.0%
Consumer Discretionary	4.0%
Communication Services	3.8%
Short-Term Investments	2.4%
Other	3.0%

Country Weights

Country	% of Exposure
China	49.7%
India	20.0%
South Korea	6.1%
Taiwan	4.1%
Mexico	4.0%
Brazil	3.9%
United States	2.4%
Greece	2.0%
Israel	2.0%
South Africa	2.0%
Other	6.6%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
CSPC Pharmaceutical Group Ltd.	2.6%
Hangzhou Tigermed Consulting Co. Ltd., Class A	2.2%
Wistron Corp.	2.1%
LG Corp.	2.1%
Tata Elxsi Ltd.	2.1%
Pidilite Industries Ltd.	2.1%
Metlen Energy & Metals SA	2.0%
Localiza Rent a Car SA	2.0%
China Coal Energy Co. Ltd., Class H	2.0%
Coca-Cola Femsa SAB de CV	2.0%

C000144592
Shareholder Report [Line Items]
Fund Name	MSCI Europe Dividend Growers ETF
Trading Symbol	EUDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about MSCI Europe Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUDV	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Line Graph [Table Text Block]
	MSCI Europe Dividend Growers ETF : $16,226	MSCI Europe Dividend Masters Index : $17,132	MSCI EAFE Index : $19,499
9/9/2015	10,000	10,000	10,000
9/30/2015	9,679.89	9,685.3	9,522
12/31/2015	9,777.06	9,801.52	9,970.49
3/31/2016	9,656.7	9,691.75	9,670.37
6/30/2016	9,582.33	9,626.5	9,528.98
9/30/2016	9,622.17	9,681.65	10,142.1
12/31/2016	9,081.29	9,155.78	10,069.73
3/31/2017	9,555.42	9,645.97	10,799.32
6/30/2017	10,376.04	10,484.2	11,460.24
9/30/2017	10,852.07	10,986.4	12,079.1
12/31/2017	11,020.63	11,177.56	12,590.04
3/31/2018	10,748.22	10,908.18	12,376.01
6/30/2018	11,151.84	11,331.42	12,243.59
9/30/2018	11,213.58	11,414.14	12,408.88
12/31/2018	9,783.3	9,962.26	10,852.8
3/31/2019	10,724.83	10,938.56	11,935.91
6/30/2019	11,049.31	11,279.84	12,375.15
9/30/2019	11,052.64	11,302.4	12,242.74
12/31/2019	12,282.61	12,622.52	13,242.97
3/31/2020	9,571	9,829.16	10,219.6
6/30/2020	11,364.75	11,711.44	11,740.28
9/30/2020	12,122.99	12,513.68	12,303.81
12/31/2020	13,069.43	13,524.78	14,278.57
3/31/2021	13,008.92	13,478.8	14,775.47
6/30/2021	14,575.84	15,120.52	15,539.36
9/30/2021	14,657.9	15,229.38	15,469.43
12/31/2021	15,560.47	16,202.54	15,885.56
3/31/2022	13,927.08	14,509.38	14,946.72
6/30/2022	11,512.79	11,980.39	12,777.95
9/30/2022	10,284.3	10,709.27	11,581.94
12/31/2022	11,675.66	12,180.73	13,590.24
3/31/2023	13,003.85	13,592.47	14,741.34
6/30/2023	13,122.93	13,716.16	15,176.21
9/30/2023	12,469.66	13,046.82	14,552.47
12/31/2023	14,092.51	14,783.35	16,068.83
3/31/2024	14,453.99	15,185.45	16,979.94
6/30/2024	14,407.64	15,141.42	16,927.3
9/30/2024	15,832.02	16,676.75	18,156.22
12/31/2024	14,120.18	14,885.67	16,683.75
3/31/2025	14,772.12	15,595.72	17,828.26
5/31/2025	16,225.83	17,131.9	19,498.76

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (9/9/15)
MSCI Europe Dividend Growers ETF	12.49%	8.34%	5.10%
MSCI Europe Dividend Masters Index	13.09%	8.90%	5.69%
MSCI EAFE Index	13.33%	11.41%	7.10%

Performance Inception Date	Sep. 09, 2015
AssetsNet	$ 8,313,124
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 37,256
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,313,124 Number of Portfolio Holdings47 Net Investment Advisory Fees$37,256 Portfolio Turnover Rate32%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	23.8%
Health Care	17.4%
Information Technology	13.1%
Consumer Staples	11.1%
Financials	8.9%
Utilities	8.8%
Materials	8.8%
Communication Services	4.4%
Real Estate	2.3%
Other	3.1%

Country Weights

Country	% of Exposure
United Kingdom	28.4%
Switzerland	22.1%
Germany	8.9%
Belgium	6.7%
Italy	6.6%
Denmark	6.4%
Netherlands	4.3%
Spain	4.3%
France	4.3%
Ireland	2.2%
Other	7.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
BAE Systems plc	2.3%
Chocoladefabriken Lindt & Spruengli AG, Class PC	2.3%
Segro plc	2.3%
United Utilities Group plc	2.3%
Legal & General Group plc	2.3%
Recordati Industria Chimica e Farmaceutica SpA	2.3%
Sofina SA	2.3%
Nemetschek SE	2.2%
Lotus Bakeries NV	2.2%
Givaudan SA (Registered)	2.2%

C000222595
Shareholder Report [Line Items]
Fund Name	MSCI Transformational Changes ETF
Trading Symbol	ANEW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about MSCI Transformational Changes ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ANEW	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
	MSCI Transformational Changes ETF : $12,475	MSCI Global Transformational Changes Index : $12,610	S&P Global 1200 Index : $17,226
10/14/2020	10,000	10,000	10,000
12/31/2020	10,551.16	10,552	11,018
3/31/2021	10,627.68	10,636.42	11,600.85
6/30/2021	11,572.17	11,597.95	12,474.4
9/30/2021	11,194.36	11,232.61	12,393.31
12/31/2021	11,322.75	11,364.03	13,392.21
3/31/2022	10,028.58	10,079.9	12,761.44
6/30/2022	8,023.68	8,048.8	10,807.66
9/30/2022	7,375.81	7,408.92	10,072.74
12/31/2022	7,989.91	8,022.38	11,138.44
3/31/2023	8,871.83	8,916.07	11,996.1
6/30/2023	9,370.84	9,422.5	12,819.03
9/30/2023	8,762.01	8,815.69	12,349.85
12/31/2023	9,797.47	9,868.29	13,744.15
3/31/2024	10,648.27	10,737.68	14,981.13
6/30/2024	10,847.27	10,940.63	15,460.52
9/30/2024	11,708.42	11,829.01	16,442.27
12/31/2024	11,699.04	11,812.44	16,350.19
3/31/2025	11,625.64	11,746.3	16,150.72
5/31/2025	12,475.14	12,609.65	17,226.36

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (10/14/20)
MSCI Transformational Changes ETF	17.59%	4.90%
MSCI Global Transformational Changes Index	17.88%	5.13%
S&P Global 1200 Index	13.92%	12.46%

Performance Inception Date	Oct. 14, 2020
AssetsNet	$ 8,444,472
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 37,546
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,444,472 Number of Portfolio Holdings143 Net Investment Advisory Fees$37,546 Portfolio Turnover Rate35%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	24.5%
Information Technology	23.7%
Communication Services	14.9%
Materials	10.5%
Consumer Discretionary	10.5%
Consumer Staples	6.3%
Industrials	5.5%
Financials	3.4%
Short-Term Investments	0.2%
Other	0.6%

Country Weights

Country	% of Exposure
United States	76.9%
China	5.1%
Germany	3.8%
Japan	2.9%
Switzerland	2.3%
Canada	2.0%
Ireland	2.0%
Singapore	1.7%
Australia	0.8%
India	0.7%
Other	1.9%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Booking Holdings, Inc.	2.1%
Nintendo Co. Ltd.	2.1%
Corteva, Inc.	2.1%
Roche Holding AG	2.1%
DoorDash, Inc., Class A	2.0%
Meta Platforms, Inc., Class A	2.0%
Netflix, Inc.	2.0%
Nutrien Ltd.	2.0%
Symrise AG, Class A	2.0%
AbbVie, Inc.	2.0%

C000230308
Shareholder Report [Line Items]
Fund Name	Nanotechnology ETF
Trading Symbol	TINY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Nanotechnology ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TINY	$52	0.58%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Nanotechnology ETF : $9,873	Solactive Nanotechnology Index : $9,965	S&P Global 1200 Index : $13,194
10/26/2021	10,000	10,000	10,000
12/31/2021	10,802.78	10,807	10,257
3/31/2022	9,124.79	9,179.47	9,773.9
6/30/2022	7,447.81	7,478.51	8,277.51
9/30/2022	6,430.08	6,459.19	7,714.64
12/31/2022	7,150.99	7,191.66	8,530.85
3/31/2023	8,698.59	8,747.94	9,187.73
6/30/2023	10,027.77	10,084.62	9,818
9/30/2023	8,842.53	8,905.73	9,458.66
12/31/2023	10,555.01	10,637	10,526.55
3/31/2024	12,524.62	12,614.42	11,473.94
6/30/2024	13,231.06	13,324.61	11,841.1
9/30/2024	12,417.79	12,539.8	12,593.01
12/31/2024	11,276.74	11,362.31	12,522.49
3/31/2025	9,516.5	9,595.47	12,369.72
5/31/2025	9,873.41	9,964.9	13,193.54

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (10/26/21)
Nanotechnology ETF	-20.92%	-0.35%
Solactive Nanotechnology Index	-20.63%	-0.10%
S&P Global 1200 Index	13.92%	8.01%

Performance Inception Date	Oct. 26, 2021
AssetsNet	$ 3,914,215
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 32,616
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,914,215 Number of Portfolio Holdings31 Net Investment Advisory Fees$32,616 Portfolio Turnover Rate45%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	73.4%
Materials	14.4%
Health Care	11.7%
Other	3.8%

Country Weights

Country	% of Exposure
United States	55.8%
South Korea	13.7%
Taiwan	10.2%
Japan	9.1%
Germany	5.9%
Netherlands	4.8%
Other	3.8%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5.3%
NVIDIA Corp.	5.2%
United Microelectronics Corp.	4.9%
Lam Research Corp.	4.9%
Axcelis Technologies, Inc.	4.8%
ASML Holding NV	4.8%
KLA Corp.	4.7%
SCREEN Holdings Co. Ltd.	4.7%
Hanwha Solutions Corp.	4.5%
Applied Materials, Inc.	4.5%

C000227376
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Dorsey Wright Momentum ETF
Trading Symbol	QQQA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QQQA	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Nasdaq-100 Dorsey Wright Momentum ETF : $11,001	Nasdaq-100 Dorsey Wright Momentum Index : $11,288	Nasdaq-100® Index : $16,680	Nasdaq Composite Index : $14,843
5/18/2021	10,000	10,000	10,000	10,000
6/30/2021	10,747.16	10,757	11,021	10,930
9/30/2021	10,708.87	10,735.49	11,141.13	10,905.1
12/31/2021	11,168.11	11,215.36	12,397.85	11,826.46
3/31/2022	10,263.42	10,323.74	11,293.2	10,768.54
6/30/2022	7,922.17	7,979.22	8,774.82	8,369.46
9/30/2022	7,542.31	7,607.39	8,386.97	8,041.97
12/31/2022	7,916.57	7,997.65	8,383.61	7,978.68
3/31/2023	8,120.91	8,216.78	10,124.89	9,338.69
6/30/2023	8,920.51	9,041.75	11,683.11	10,557.4
9/30/2023	8,441.27	8,568.86	11,348.98	10,141.55
12/31/2023	9,864.9	10,031.57	13,005.93	11,540.26
3/31/2024	10,886.03	11,087.89	14,140.04	12,614.66
6/30/2024	11,555.08	11,789.76	15,278.32	13,683.12
9/30/2024	10,982.43	11,222.67	15,602.22	14,060.77
12/31/2024	11,460.57	11,729.93	16,371.41	14,953.63
3/31/2025	10,306.87	10,562.81	15,050.23	13,419.39
5/31/2025	11,001.27	11,288.47	16,680.17	14,843.19

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (5/18/21)
Nasdaq-100 Dorsey Wright Momentum ETF	1.21%	2.39%
Nasdaq-100 Dorsey Wright Momentum Index	1.84%	3.04%
Nasdaq-100® Index	16.02%	13.51%
Nasdaq Composite Index	15.02%	10.23%

Performance Inception Date	May 18, 2021
AssetsNet	$ 10,935,784
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 67,732
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,935,784 Number of Portfolio Holdings22 Net Investment Advisory Fees$67,732 Portfolio Turnover Rate124%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	28.7%
Communication Services	19.2%
Utilities	13.2%
Information Technology	10.7%
Industrials	9.5%
Consumer Staples	9.4%
Health Care	9.1%
Short-Term Investments	0.1%

Country Weights

Country	% of Exposure
United States	95.2%
United Kingdom	4.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Palantir Technologies, Inc., Class A	6.2%
Netflix, Inc.	5.6%
Tesla, Inc.	5.5%
Booking Holdings, Inc.	5.2%
Cintas Corp.	4.8%
DoorDash, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	4.8%
Take-Two Interactive Software, Inc.	4.7%
Fastenal Co.	4.7%
Coca-Cola Europacific Partners plc	4.7%

C000247835
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 High Income ETF
Trading Symbol	IQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Nasdaq-100 High Income ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IQQQ	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Line Graph [Table Text Block]
	Nasdaq-100 High Income ETF : $11,332	Nasdaq-100 Daily Covered Call Index : $11,432	Nasdaq-100® Index : $11,977	Nasdaq Composite Index : $11,970
3/18/2024	10,000	10,000	10,000	10,000
3/31/2024	10,162.55	10,170	10,153	10,173
6/30/2024	10,829.31	10,869.7	10,970.32	11,034.65
9/30/2024	11,036.48	11,097.96	11,202.89	11,339.21
12/31/2024	11,505.13	11,588.49	11,755.19	12,059.25
3/31/2025	10,665.71	10,758.75	10,806.55	10,821.97
5/31/2025	11,332.14	11,432.25	11,976.89	11,970.18

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (3/18/24)
Nasdaq-100 High Income ETF	9.91%	10.96%
Nasdaq-100 Daily Covered Call Index	10.59%	11.78%
Nasdaq-100® Index	16.02%	16.18%
Nasdaq Composite Index	15.02%	16.12%

Performance Inception Date	Mar. 18, 2024
AssetsNet	$ 151,287,252
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 422,813
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$151,287,252 Number of Portfolio Holdings105 Net Investment Advisory Fees$422,813 Portfolio Turnover Rate70%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Nasdaq-100 Daily Covered Call Index Long Swaps	99%
Nasdaq 100 E-Mini Index Futures	3%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	49.3%
Communication Services	14.9%
Consumer Discretionary	13.4%
Consumer Staples	5.5%
Short-Term Investments	5.3%
Health Care	4.9%
Industrials	4.6%
Utilities	1.4%
Materials	1.3%
Energy	0.5%
Other	0.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	8.3%
NVIDIA Corp.	8.0%
Apple, Inc.	7.3%
Amazon.com, Inc.	5.3%
Broadcom, Inc.	4.6%
Meta Platforms, Inc., Class A	3.5%
Netflix, Inc.	3.1%
Tesla, Inc.	3.1%
Costco Wholesale Corp.	2.8%
Alphabet, Inc., Class A	2.4%

C000230307
Shareholder Report [Line Items]
Fund Name	On-Demand ETF
Trading Symbol	OND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about On-Demand ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OND	$69	0.58%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	On-Demand ETF : $9,672	FactSet On-Demand Index : $10,044	S&P Global 1200 Index : $13,194
10/26/2021	10,000	10,000	10,000
12/31/2021	8,427.82	8,432	10,257
3/31/2022	6,574.92	6,592.98	9,773.9
6/30/2022	4,892.4	4,890.01	8,277.51
9/30/2022	4,481.9	4,489.52	7,714.64
12/31/2022	4,912	4,922.31	8,530.85
3/31/2023	5,533.63	5,558.27	9,187.73
6/30/2023	5,887.45	5,922.34	9,818
9/30/2023	5,424.6	5,478.17	9,458.66
12/31/2023	6,218.38	6,293.32	10,526.55
3/31/2024	7,034.73	7,148.58	11,473.94
6/30/2024	7,323.31	7,479.56	11,841.1
9/30/2024	8,315.32	8,625.43	12,593.01
12/31/2024	8,185.56	8,484.83	12,522.49
3/31/2025	8,264.98	8,579.01	12,369.72
5/31/2025	9,672.26	10,044.31	13,193.54

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (10/26/21)
On-Demand ETF	37.43%	-0.92%
FactSet On-Demand Index	40.31%	0.13%
S&P Global 1200 Index	13.92%	8.01%

Performance Inception Date	Oct. 26, 2021
AssetsNet	$ 1,919,345
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 7,040
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,919,345 Number of Portfolio Holdings28 Net Investment Advisory Fees$7,040 Portfolio Turnover Rate36%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Communication Services	63.3%
Consumer Discretionary	15.0%
Industrials	14.2%
Information Technology	7.4%
Other	5.6%

Country Weights

Country	% of Exposure
United States	46.5%
Hong Kong	11.3%
Japan	9.4%
China	6.6%
Luxembourg	5.5%
South Korea	5.4%
Singapore	3.9%
Taiwan	3.8%
Germany	3.0%
Netherlands	2.3%
Other	7.8%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
ROBLOX Corp., Class A	6.1%
Tencent Music Entertainment Group, Class A	5.8%
Spotify Technology SA	5.5%
NetEase, Inc.	5.5%
Netflix, Inc.	5.4%
Capcom Co. Ltd.	5.3%
Uber Technologies, Inc.	5.3%
Take-Two Interactive Software, Inc.	4.9%
DoorDash, Inc., Class A	4.8%
Krafton, Inc.	4.3%

C000204726
Shareholder Report [Line Items]
Fund Name	Online Retail ETF
Trading Symbol	ONLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Online Retail ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ONLN	$64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Online Retail ETF : $12,261	ProShares Online Retail Index : $12,728	S&P Global 1200 Index : $20,739
7/13/2018	10,000	10,000	10,000
9/30/2018	9,600.87	9,613	10,279
12/31/2018	7,563.52	7,581.77	8,951.98
3/31/2019	9,571.5	9,608.38	10,050.39
6/30/2019	9,521.61	9,568.99	10,463.46
9/30/2019	8,431.65	8,486.73	10,538.8
12/31/2019	9,084.9	9,149.55	11,477.8
3/31/2020	8,305.54	8,375.5	9,099.6
6/30/2020	12,890.57	13,022.22	10,793.95
9/30/2020	15,768.89	15,953.52	11,615.37
12/31/2020	19,202.43	19,460.11	13,264.75
3/31/2021	19,864.8	20,164.56	13,966.46
6/30/2021	20,474.88	20,815.88	15,018.13
9/30/2021	16,641.64	16,919.15	14,920.51
12/31/2021	14,376.25	14,635.06	16,123.11
3/31/2022	11,610.4	11,836.84	15,363.71
6/30/2022	8,232.77	8,404.16	13,011.52
9/30/2022	7,554.79	7,723.42	12,126.74
12/31/2022	7,178.83	7,350.38	13,409.75
3/31/2023	8,032.86	8,238.3	14,442.3
6/30/2023	8,300.04	8,525	15,433.04
9/30/2023	7,839.54	8,061.24	14,868.19
12/31/2023	9,139.2	9,413.11	16,546.81
3/31/2024	9,967.25	10,279.11	18,036.02
6/30/2024	10,329.77	10,668.69	18,613.18
9/30/2024	11,504.71	11,897.72	19,795.11
12/31/2024	11,358.07	11,760.9	19,684.26
3/31/2025	11,033.78	11,443.35	19,444.11
5/31/2025	12,261.3	12,728.44	20,739.09

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (7/13/18)
Online Retail ETF	19.40%	0.72%	3.01%
ProShares Online Retail Index	20.07%	1.28%	3.56%
S&P Global 1200 Index	13.92%	14.59%	11.18%

Performance Inception Date	Jul. 13, 2018
AssetsNet	$ 76,196,785
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 486,584
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$76,196,785 Number of Portfolio Holdings22 Net Investment Advisory Fees$486,584 Portfolio Turnover Rate59%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	95.6%
Communication Services	3.2%
Consumer Staples	1.1%
Short-Term Investments	0.1%
Other	4.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	24.0%
Alibaba Group Holding Ltd. (ADR)	8.4%
eBay, Inc.	7.2%
Carvana Co., Class A	5.5%
Coupang, Inc.	4.8%
Etsy, Inc.	4.7%
Chewy, Inc., Class A	4.6%
Revolve Group, Inc., Class A	4.3%
Wayfair, Inc., Class A	4.3%
PDD Holdings, Inc. (ADR)	4.2%

C000202974
Shareholder Report [Line Items]
Fund Name	Pet Care ETF
Trading Symbol	PAWZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Pet Care ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PAWZ	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Line Graph [Table Text Block]
	Pet Care ETF : $15,192	FactSet Pet Care Index : $15,765	S&P Global 1200 Index : $21,518
11/5/2018	10,000	10,000	10,000
12/31/2018	9,086.26	9,089	9,288
3/31/2019	10,068.91	10,096.97	10,427.64
6/30/2019	10,687.35	10,733.08	10,856.21
9/30/2019	9,942.62	9,998.94	10,934.38
12/31/2019	11,154.61	11,227.81	11,908.63
3/31/2020	9,822.86	9,888.33	9,441.16
6/30/2020	12,399.81	12,501.81	11,199.11
9/30/2020	15,048.68	15,215.96	12,051.36
12/31/2020	18,001.84	18,228.72	13,762.65
3/31/2021	18,176.98	18,438.35	14,490.7
6/30/2021	20,368.27	20,713.64	15,581.85
9/30/2021	19,594.85	19,959.66	15,480.56
12/31/2021	19,949.29	20,350.87	16,728.3
3/31/2022	16,812.19	17,186.31	15,940.4
6/30/2022	13,338.05	13,601.25	13,499.92
9/30/2022	11,203.79	11,440.01	12,581.93
12/31/2022	11,941.63	12,197.34	13,913.09
3/31/2023	12,593.81	12,901.12	14,984.4
6/30/2023	12,880	13,204.3	16,012.33
9/30/2023	11,379.84	11,676.56	15,426.28
12/31/2023	13,447.39	13,813.37	17,167.91
3/31/2024	12,733.22	13,108.89	18,713.02
6/30/2024	13,764.29	14,229.7	19,311.84
9/30/2024	15,252.55	15,802.08	20,538.14
12/31/2024	14,007	14,520.54	20,423.12
3/31/2025	13,374.89	13,856.95	20,173.96
5/31/2025	15,192.2	15,765.05	21,517.55

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (11/5/18)
Pet Care ETF	11.40%	5.05%	6.58%
FactSet Pet Care Index	12.14%	5.65%	7.17%
S&P Global 1200 Index	13.92%	14.59%	12.37%

Performance Inception Date	Nov. 05, 2018
AssetsNet	$ 62,202,101
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 320,537
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$62,202,101 Number of Portfolio Holdings29 Net Investment Advisory Fees$320,537 Portfolio Turnover Rate58%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	41.4%
Consumer Discretionary	26.5%
Consumer Staples	25.0%
Financials	6.4%
Short-Term Investments	0.2%
Other	0.1%

Country Weights

Country	% of Exposure
United States	65.3%
United Kingdom	11.3%
Sweden	6.3%
France	4.6%
Canada	4.4%
Switzerland	4.2%
Japan	2.0%
Thailand	1.4%
Other	0.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Chewy, Inc., Class A	10.7%
Zoetis, Inc., Class A	9.9%
IDEXX Laboratories, Inc.	9.8%
Freshpet, Inc.	9.4%
Pets at Home Group plc	7.2%
Vimian Group AB	5.0%
Virbac SACA	4.6%
Trupanion, Inc.	4.5%
Pet Valu Holdings Ltd.	4.4%
Merck & Co., Inc.	4.3%

C000150378
Shareholder Report [Line Items]
Fund Name	Russell 2000 Dividend Growers ETF
Trading Symbol	SMDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Russell 2000 Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMDV	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Line Graph [Table Text Block]
	Russell 2000 Dividend Growers ETF : $20,393	Russell 2000 Dividend Growth Index : $21,287	Russell 3000 Index : $31,661
5/31/2015	10,000	10,000	10,000
6/30/2015	10,184.62	10,190	9,833
9/30/2015	9,760.18	9,774	9,120
12/31/2015	10,357.61	10,384	9,692
3/31/2016	11,224.66	11,265	9,786
6/30/2016	12,163.76	12,222	10,043
9/30/2016	12,404.52	12,478	10,485
12/31/2016	14,041.37	14,144	10,927
3/31/2017	13,915.59	14,031	11,554
6/30/2017	14,338.3	14,473	11,903
9/30/2017	14,822.55	14,980	12,447
12/31/2017	14,701.69	14,872	13,236
3/31/2018	14,315.11	14,494	13,151
6/30/2018	15,329.37	15,542	13,663
9/30/2018	15,877.71	16,119	14,636
12/31/2018	14,597.75	14,832	12,543
3/31/2019	15,847.54	16,120	14,304
6/30/2019	16,237.15	16,536	14,890
9/30/2019	16,324.9	16,642	15,063
12/31/2019	17,132.9	17,485	16,433
3/31/2020	12,929.18	13,226	12,999
6/30/2020	13,615.05	13,939	15,863
9/30/2020	13,287.28	13,614	17,323
12/31/2020	16,289.01	16,718	19,867
3/31/2021	18,617.11	19,130	21,128
6/30/2021	18,215.98	18,736	22,869
9/30/2021	17,756.02	18,281	22,846
12/31/2021	19,402.45	20,001	24,966
3/31/2022	18,841.6	19,435	23,648
6/30/2022	17,219.99	17,783	19,699
9/30/2022	16,355.67	16,901	18,820
12/31/2022	18,280.01	18,912	20,172
3/31/2023	18,279.13	18,928	21,620
6/30/2023	17,813.27	18,464	23,434
9/30/2023	17,159.86	17,799	22,672
12/31/2023	19,905.84	20,670	25,409
3/31/2024	19,727.51	20,505	27,955
6/30/2024	19,308.44	20,086	28,855
9/30/2024	21,636.89	22,535	30,653
12/31/2024	21,304.47	22,206	31,459
3/31/2025	20,781.42	21,680	29,974
5/31/2025	20,392.99	21,287	31,661

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Russell 2000 Dividend Growers ETF	4.24%	8.05%	7.39%
Russell 2000 Dividend Growth Index	4.63%	8.47%	7.84%
Russell 3000 Index	13.12%	15.33%	12.20%

AssetsNet	$ 648,017,712
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,792,304
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$648,017,712 Number of Portfolio Holdings100 Net Investment Advisory Fees$2,792,304 Portfolio Turnover Rate38%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	30.6%
Industrials	24.2%
Utilities	19.0%
Consumer Staples	7.2%
Materials	5.8%
Real Estate	5.0%
Health Care	2.3%
Information Technology	2.1%
Consumer Discretionary	2.0%
Communication Services	1.6%
Other	1.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Universal Corp.	1.3%
TXNM Energy, Inc.	1.3%
Badger Meter, Inc.	1.3%
Ensign Group, Inc. (The)	1.2%
Watts Water Technologies, Inc., Class A	1.2%
CareTrust REIT, Inc.	1.2%
Alamo Group, Inc.	1.2%
Douglas Dynamics, Inc.	1.2%
Lindsay Corp.	1.1%
Oil-Dri Corp. of America	1.1%

C000253563
Shareholder Report [Line Items]
Fund Name	Russell 2000 High Income ETF
Trading Symbol	ITWO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Russell 2000 High Income ETF (the “Fund”) for the period of September 4, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
ITWO	$40	0.55%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
Line Graph [Table Text Block]
	Russell 2000 High Income ETF : $9,774	Cboe Russell 2000 Daily Covered Call Index : $9,826	Russell 3000 Index : $10,797
9/4/2024	10,000	10,000	10,000
9/30/2024	10,511.78	10,522	10,453
10/31/2024	10,375.25	10,392.14	10,368.33
11/30/2024	11,172.19	11,199.26	11,043.31
12/31/2024	10,305.65	10,339.65	10,693.24
1/31/2025	10,600.72	10,643.41	11,022.59
2/28/2025	10,085.72	10,129.63	10,798.83
3/31/2025	9,542.41	9,585.65	10,155.22
4/30/2025	9,310.59	9,353.25	10,079.05
5/31/2025	9,774.44	9,826.05	10,797

Average Annual Return [Table Text Block]
Fund/Index Name	Since Inception (9/4/24)
Russell 2000 High Income ETF	-2.26%
Cboe Russell 2000 Daily Covered Call Index	-1.74%
Russell 3000 Index	7.97%

Performance Inception Date	Sep. 04, 2024
AssetsNet	$ 45,102,613
Holdings Count | Holding	1,933
Advisory Fees Paid, Amount	$ 159,122
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$45,102,613 Number of Portfolio Holdings1,933 Net Investment Advisory Fees$159,122 Portfolio Turnover Rate33%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Russell 2000® Daily Covered Call Index Long Swaps	99%
Russell 2000 E-Mini Index Futures	8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	17.8%
Industrials	16.6%
Health Care	14.6%
Information Technology	12.1%
Consumer Discretionary	8.6%
Short-Term Investments	6.6%
Real Estate	5.5%
Energy	4.2%
Materials	3.7%
Consumer Staples	3.0%
Other	7.2%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Sprouts Farmers Market, Inc.	0.7%
Insmed, Inc.	0.5%
FTAI Aviation Ltd.	0.4%
Carpenter Technology Corp.	0.4%
Hims & Hers Health, Inc.	0.4%
Rocket Lab Corp.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Credo Technology Group Holding Ltd.	0.3%
HealthEquity, Inc.	0.3%

C000214312
Shareholder Report [Line Items]
Fund Name	Russell U.S. Dividend Growers ETF
Trading Symbol	TMDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Russell U.S. Dividend Growers ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TMDV	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Line Graph [Table Text Block]
	Russell U.S. Dividend Growers ETF : $13,491	Russell 3000 Dividend Elite Index : $13,799	Russell 3000 Index : $20,309
11/5/2019	10,000	10,000	10,000
12/31/2019	10,322.17	10,330	10,541
3/31/2020	8,021.89	8,049.14	8,337.93
6/30/2020	9,210.04	9,252.48	10,174.78
9/30/2020	9,660.53	9,713.26	11,111.87
12/31/2020	10,819.32	10,891.47	12,743.1
3/31/2021	11,804.82	11,896.76	13,552.28
6/30/2021	12,331.85	12,440.44	14,668.99
9/30/2021	11,981.83	12,098.33	14,654.32
12/31/2021	13,347.14	13,493.26	16,014.24
3/31/2022	12,723.43	12,869.87	15,168.69
6/30/2022	11,756.19	11,903.35	12,635.52
9/30/2022	11,095.12	11,240.33	12,071.98
12/31/2022	12,676.42	12,856.69	12,938.74
3/31/2023	12,615.32	12,805.26	13,867.75
6/30/2023	12,766.56	12,971.73	15,031.25
9/30/2023	11,912.8	12,111.71	14,542.73
12/31/2023	12,975.84	13,205.39	16,298.04
3/31/2024	13,405.8	13,657.02	17,931.11
6/30/2024	12,738.62	12,986.46	18,508.49
9/30/2024	14,079.41	14,369.52	19,661.57
12/31/2024	13,326.03	13,609.37	20,178.67
3/31/2025	13,562.45	13,863.86	19,226.23
5/31/2025	13,491.16	13,798.7	20,308.67

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (11/5/19)
Russell U.S. Dividend Growers ETF	4.03%	8.10%	5.52%
Russell 3000 Dividend Elite Index	4.39%	8.49%	5.95%
Russell 3000 Index	13.12%	15.33%	13.55%

Performance Inception Date	Nov. 05, 2019
AssetsNet	$ 4,248,551
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 21,715
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,248,551 Number of Portfolio Holdings64 Net Investment Advisory Fees$21,715 Portfolio Turnover Rate21%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	23.4%
Industrials	17.7%
Utilities	16.4%
Financials	15.0%
Materials	12.2%
Health Care	5.8%
Consumer Discretionary	4.7%
Real Estate	3.1%
Energy	1.4%
Short-Term Investments	0.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Universal Corp.	2.0%
Carlisle Cos., Inc.	1.9%
National Fuel Gas Co.	1.8%
UGI Corp.	1.8%
WW Grainger, Inc.	1.8%
Cincinnati Financial Corp.	1.8%
Walmart, Inc.	1.8%
Automatic Data Processing, Inc.	1.8%
Franklin Resources, Inc.	1.7%
Atmos Energy Corp.	1.7%

C000131287
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dividend Aristocrats ETF
Trading Symbol	NOBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about S&P 500® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NOBL	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Line Graph [Table Text Block]
	S&P 500® Dividend Aristocrats ETF : $24,609	S&P 500 Dividend Aristocrats Index : $25,579	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,820.91	9,823	9,806
9/30/2015	9,324.19	9,333	9,174
12/31/2015	9,943.23	9,975	9,820
3/31/2016	10,599.41	10,645	9,953
6/30/2016	11,067.67	11,125	10,197
9/30/2016	11,110.4	11,179	10,590
12/31/2016	11,078.07	11,155	10,995
3/31/2017	11,624.12	11,716	11,662
6/30/2017	11,993.98	12,100	12,022
9/30/2017	12,415.27	12,537	12,561
12/31/2017	13,430.76	13,579	13,395
3/31/2018	13,116.43	13,275	13,293
6/30/2018	13,222.68	13,397	13,749
9/30/2018	14,254.05	14,457	14,809
12/31/2018	13,003.85	13,209	12,807
3/31/2019	14,610.82	14,858	14,555
6/30/2019	15,044.67	15,315	15,181
9/30/2019	15,593.95	15,890	15,439
12/31/2019	16,573.82	16,905	16,840
3/31/2020	12,711.62	12,968	13,539
6/30/2020	14,951.89	15,268	16,320
9/30/2020	16,109.07	16,465	17,777
12/31/2020	17,952.42	18,370	19,937
3/31/2021	19,459.01	19,932	21,167
6/30/2021	20,566.9	21,088	22,977
9/30/2021	20,185.92	20,715	23,110
12/31/2021	22,527.62	23,144	25,660
3/31/2022	21,831.83	22,448	24,479
6/30/2022	19,741.49	20,313	20,538
9/30/2022	18,574.59	19,123	19,536
12/31/2022	21,062.49	21,708	21,013
3/31/2023	21,424.32	22,099	22,589
6/30/2023	22,256.22	22,978	24,563
9/30/2023	21,031.55	21,728	23,760
12/31/2023	22,760.25	23,538	26,537
3/31/2024	24,349.87	25,207	29,340
6/30/2024	23,216.17	24,053	30,595
9/30/2024	25,914.55	26,876	32,397
12/31/2024	24,286.34	25,205	33,178
3/31/2025	25,039.31	26,011	31,761
5/31/2025	24,608.92	25,579	33,531

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500® Dividend Aristocrats ETF	4.51%	10.74%	9.42%
S&P 500 Dividend Aristocrats Index	4.87%	11.13%	9.84%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 11,476,368,211
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 41,762,893
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,476,368,211 Number of Portfolio Holdings71 Net Investment Advisory Fees$41,762,893 Portfolio Turnover Rate20%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	22.9%
Consumer Staples	22.3%
Financials	13.1%
Materials	11.7%
Health Care	9.9%
Utilities	5.7%
Consumer Discretionary	4.4%
Real Estate	4.2%
Information Technology	2.9%
Energy	2.7%
Other	0.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Emerson Electric Co.	1.7%
Caterpillar, Inc.	1.7%
Franklin Resources, Inc.	1.7%
Cardinal Health, Inc.	1.6%
Nordson Corp.	1.6%
Pentair plc	1.6%
Cincinnati Financial Corp.	1.6%
Eversource Energy	1.6%
Ecolab, Inc.	1.6%
Automatic Data Processing, Inc.	1.6%

C000160294
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ex-Energy ETF
Trading Symbol	SPXE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about S&P 500® Ex-Energy ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXE	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Line Graph [Table Text Block]
	S&P 500® Ex-Energy ETF : $36,572	S&P 500 Ex-Energy Index : $37,405	S&P 500® Index : $36,138
9/22/2015	10,000	10,000	10,000
9/30/2015	9,892.03	9,893	9,888
12/31/2015	10,628.21	10,639.92	10,584.12
3/31/2016	10,743.31	10,763.34	10,727
6/30/2016	10,928.22	10,956.26	10,990.37
9/30/2016	11,353.34	11,392.08	11,413.73
12/31/2016	11,747.76	11,796.95	11,850.22
3/31/2017	12,571.17	12,636.05	12,569.07
6/30/2017	13,032.46	13,109.9	12,957.45
9/30/2017	13,585.25	13,677.56	13,537.95
12/31/2017	14,480.34	14,591.22	14,436.87
3/31/2018	14,409.88	14,528.48	14,327.15
6/30/2018	14,802.99	14,938.18	14,818.57
9/30/2018	15,998.83	16,161.62	15,961.08
12/31/2018	13,937.22	14,081.62	13,803.14
3/31/2019	15,800.13	15,981.23	15,687.27
6/30/2019	16,535.08	16,733.94	16,361.82
9/30/2019	16,871.99	17,088.7	16,639.98
12/31/2019	18,414.83	18,667.7	18,149.22
3/31/2020	15,065.05	15,268.31	14,591.97
6/30/2020	18,096.05	18,363.2	17,589.16
9/30/2020	19,845.54	20,155.44	19,159.88
12/31/2020	22,171.9	22,537.82	21,487.8
3/31/2021	23,396.61	23,799.93	22,813.6
6/30/2021	25,358.04	25,815.79	24,764.16
9/30/2021	25,505.79	25,983.59	24,907.79
12/31/2021	28,316.26	28,870.37	27,655.12
3/31/2022	26,668.36	27,198.77	26,382.99
6/30/2022	22,265.51	22,700.1	22,135.33
9/30/2022	21,106.99	21,517.42	21,055.12
12/31/2022	22,540.4	22,987.06	22,646.89
3/31/2023	24,373.68	24,865.11	24,345.41
6/30/2023	26,607.14	27,155.18	26,473.2
9/30/2023	25,558.68	26,085.27	25,607.52
12/31/2023	28,770.55	29,374.62	28,601.04
3/31/2024	31,761.36	32,438.39	31,621.31
6/30/2024	33,199.33	33,917.58	32,974.7
9/30/2024	35,243.36	36,020.47	34,916.91
12/31/2024	36,145.53	36,949.8	35,758.41
3/31/2025	34,424.79	35,198.38	34,231.53
5/31/2025	36,571.9	37,405.32	36,138.22

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (9/22/15)
S&P 500® Ex-Energy ETF	14.31%	15.58%	14.32%
S&P 500 Ex-Energy Index	14.45%	15.76%	14.58%
S&P 500® Index	13.52%	15.93%	14.17%

Performance Inception Date	Sep. 22, 2015
AssetsNet	$ 63,825,833
Holdings Count | Holding	481
Advisory Fees Paid, Amount	$ 50,984
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$63,825,833 Number of Portfolio Holdings481 Net Investment Advisory Fees$50,984 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	32.5%
Financials	14.7%
Consumer Discretionary	11.0%
Health Care	9.9%
Communication Services	9.9%
Industrials	9.0%
Consumer Staples	6.1%
Utilities	2.5%
Real Estate	2.2%
Materials	2.0%
Other	0.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	7.0%
NVIDIA Corp.	6.8%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class A	2.1%
Tesla, Inc.	2.0%
Berkshire Hathaway, Inc., Class B	1.9%
Alphabet, Inc., Class C	1.7%

C000160295
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ex-Financials ETF
Trading Symbol	SPXN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about S&P 500® Ex-Financials ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXN	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Line Graph [Table Text Block]
	S&P 500® Ex-Financials ETF : $36,341	S&P 500 Ex-Financials and Real Estate Index : $37,163	S&P 500® Index : $36,138
9/22/2015	10,000	10,000	10,000
9/30/2015	9,860.83	9,862	9,888
12/31/2015	10,566.2	10,577.98	10,584.12
3/31/2016	10,835.46	10,855.12	10,727
6/30/2016	11,100.96	11,129.17	10,990.37
9/30/2016	11,495.75	11,534.26	11,413.73
12/31/2016	11,656.19	11,706.91	11,850.22
3/31/2017	12,436.74	12,502.12	12,569.07
6/30/2017	12,787.84	12,864.68	12,957.45
9/30/2017	13,350.22	13,441.02	13,537.95
12/31/2017	14,194.84	14,303.93	14,436.87
3/31/2018	14,105.75	14,220.97	14,327.15
6/30/2018	14,729.69	14,865.18	14,818.57
9/30/2018	15,967.22	16,128.72	15,961.08
12/31/2018	13,763.26	13,888.44	13,803.14
3/31/2019	15,715.99	15,877.26	15,687.27
6/30/2019	16,307.49	16,483.78	16,361.82
9/30/2019	16,528.2	16,719.49	16,639.98
12/31/2019	18,035.47	18,261.03	18,149.22
3/31/2020	14,843.68	15,025.18	14,591.97
6/30/2020	18,062.09	18,308.18	17,589.16
9/30/2020	19,793.18	20,080.41	19,159.88
12/31/2020	21,979.7	22,319.37	21,487.8
3/31/2021	23,042.28	23,417.49	22,813.6
6/30/2021	24,970.79	25,396.27	24,764.16
9/30/2021	25,028.15	25,472.45	24,907.79
12/31/2021	27,926.25	28,447.64	27,655.12
3/31/2022	26,539.24	27,045.17	26,382.99
6/30/2022	22,310.76	22,726.06	22,135.33
9/30/2022	21,217.6	21,612.48	21,055.12
12/31/2022	22,675.75	23,105.9	22,646.89
3/31/2023	24,812.84	25,294.03	24,345.41
6/30/2023	27,153.07	27,689.37	26,473.2
9/30/2023	26,222.93	26,742.4	25,607.52
12/31/2023	29,132.84	29,721.5	28,601.04
3/31/2024	32,207.02	32,871.98	31,621.31
6/30/2024	33,946.44	34,656.93	32,974.7
9/30/2024	35,574.82	36,358.58	34,916.91
12/31/2024	36,272.15	37,078.48	35,758.41
3/31/2025	34,190.78	34,953.89	34,231.53
5/31/2025	36,340.98	37,162.97	36,138.22

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (9/22/15)
S&P 500® Ex-Financials ETF	11.65%	15.52%	14.24%
S&P 500 Ex-Financials and Real Estate Index	11.85%	15.72%	14.50%
S&P 500® Index	13.52%	15.93%	14.17%

Performance Inception Date	Sep. 22, 2015
AssetsNet	$ 59,778,506
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 52,209
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$59,778,506 Number of Portfolio Holdings400 Net Investment Advisory Fees$52,209 Portfolio Turnover Rate7%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	37.7%
Consumer Discretionary	12.7%
Health Care	11.5%
Communication Services	11.5%
Industrials	10.4%
Consumer Staples	7.0%
Energy	3.6%
Utilities	3.0%
Materials	2.3%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	8.1%
NVIDIA Corp.	7.9%
Apple, Inc.	7.2%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.4%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	1.9%
Eli Lilly & Co.	1.4%

C000160296
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ex-Health Care ETF
Trading Symbol	SPXV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about S&P 500® Ex-Health Care ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXV	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Line Graph [Table Text Block]
	S&P 500® Ex-Health Care ETF : $37,772	S&P 500 Ex-Health Care Index : $38,639	S&P 500® Index : $36,138
9/22/2015	10,000	10,000	10,000
9/30/2015	9,949.59	9,951	9,888
12/31/2015	10,604.28	10,613.74	10,584.12
3/31/2016	10,867.27	10,886.51	10,727
6/30/2016	11,057.27	11,084.54	10,990.37
9/30/2016	11,527.65	11,568.93	11,413.73
12/31/2016	12,108.52	12,167.15	11,850.22
3/31/2017	12,787.24	12,861.01	12,569.07
6/30/2017	13,090.03	13,174.82	12,957.45
9/30/2017	13,683.42	13,783.5	13,537.95
12/31/2017	14,698.26	14,820.02	14,436.87
3/31/2018	14,586.19	14,717.76	14,327.15
6/30/2018	15,080.56	15,231.41	14,818.57
9/30/2018	16,062.13	16,235.16	15,961.08
12/31/2018	13,760.21	13,902.17	13,803.14
3/31/2019	15,800.67	15,980.54	15,687.27
6/30/2019	16,542.99	16,747.6	16,361.82
9/30/2019	16,919.99	17,141.17	16,639.98
12/31/2019	18,300.09	18,553.61	18,149.22
3/31/2020	14,508.79	14,705.59	14,591.97
6/30/2020	17,654	17,912.88	17,589.16
9/30/2020	19,305.24	19,605.64	19,159.88
12/31/2020	21,765.05	22,121.05	21,487.8
3/31/2021	23,180.51	23,589.89	22,813.6
6/30/2021	25,146.38	25,611.54	24,764.16
9/30/2021	25,248.16	25,729.35	24,907.79
12/31/2021	27,999.94	28,562.15	27,655.12
3/31/2022	26,621.42	27,159.75	26,382.99
6/30/2022	21,919.24	22,352.48	22,135.33
9/30/2022	20,862.67	21,272.85	21,055.12
12/31/2022	22,239.18	22,683.24	22,646.89
3/31/2023	24,392.75	24,890.32	24,345.41
6/30/2023	26,749.41	27,304.68	26,473.2
9/30/2023	25,846.65	26,384.51	25,607.52
12/31/2023	29,066.59	29,682.58	28,601.04
3/31/2024	32,193.83	32,888.3	31,621.31
6/30/2024	33,799.91	34,542.58	32,974.7
9/30/2024	35,767.19	36,566.77	34,916.91
12/31/2024	37,214.27	38,058.7	35,758.41
3/31/2025	35,168.96	35,973.08	34,231.53
5/31/2025	37,772.01	38,638.69	36,138.22

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (9/22/15)
S&P 500® Ex-Health Care ETF	15.99%	17.06%	14.70%
S&P 500 Ex-Health Care Index	16.12%	17.25%	14.96%
S&P 500® Index	13.52%	15.93%	14.17%

Performance Inception Date	Sep. 22, 2015
AssetsNet	$ 29,649,746
Holdings Count | Holding	444
Advisory Fees Paid, Amount	$ 21,418
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$29,649,746 Number of Portfolio Holdings444 Net Investment Advisory Fees$21,418 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.9%
Financials	15.8%
Consumer Discretionary	11.7%
Communication Services	10.6%
Industrials	9.6%
Consumer Staples	6.5%
Energy	3.3%
Utilities	2.8%
Real Estate	2.4%
Materials	2.2%
Other	0.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	7.6%
NVIDIA Corp.	7.3%
Apple, Inc.	6.7%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.1%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.2%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class C	1.8%

C000160299
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ex-Technology ETF
Trading Symbol	SPXT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about S&P 500® Ex-Technology ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXT	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Line Graph [Table Text Block]
	S&P 500® Ex-Technology ETF : $27,671	S&P 500 Ex-Information Technology Index : $28,575	S&P 500® Index : $36,138
9/22/2015	10,000	10,000	10,000
9/30/2015	9,871.44	9,873	9,888
12/31/2015	10,499.54	10,575.96	10,584.12
3/31/2016	10,546.37	10,684.89	10,727
6/30/2016	10,932.1	11,055.66	10,990.37
9/30/2016	11,131.71	11,304.41	11,413.73
12/31/2016	11,625.64	11,750.93	11,850.22
3/31/2017	12,156.75	12,324.38	12,569.07
6/30/2017	12,524.24	12,711.36	12,957.45
9/30/2017	12,912.25	13,168.97	13,537.95
12/31/2017	13,675.44	13,944.62	14,436.87
3/31/2018	13,399.49	13,640.63	14,327.15
6/30/2018	13,700.49	14,038.94	14,818.57
9/30/2018	14,661.32	14,954.28	15,961.08
12/31/2018	12,826.84	13,083.5	13,803.14
3/31/2019	14,362.03	14,665.29	15,687.27
6/30/2019	14,900.66	15,226.97	16,361.82
9/30/2019	15,076.34	15,417.31	16,639.98
12/31/2019	16,203.64	16,584.4	18,149.22
3/31/2020	12,655.54	12,949.1	14,591.97
6/30/2020	14,809.98	15,168.57	17,589.16
9/30/2020	15,948.03	16,350.21	19,159.88
12/31/2020	17,885.53	18,359.65	21,487.8
3/31/2021	19,260.45	19,788.03	22,813.6
6/30/2021	20,681.97	21,264.21	24,764.16
9/30/2021	20,725.43	21,328.01	24,907.79
12/31/2021	22,543.24	23,219.8	27,655.12
3/31/2022	21,855.17	22,511.6	26,382.99
6/30/2022	18,694.14	19,251.92	22,135.33
9/30/2022	17,872.94	18,404.83	21,055.12
12/31/2022	19,399.1	19,982.13	22,646.89
3/31/2023	19,895.66	20,497.67	24,345.41
6/30/2023	21,048.16	21,692.68	26,473.2
9/30/2023	20,554.33	21,185.07	25,607.52
12/31/2023	22,523.56	23,223.08	28,601.04
3/31/2024	24,696.74	25,473.39	31,621.31
6/30/2024	24,762.91	25,547.27	32,974.7
9/30/2024	26,715.15	27,573.16	34,916.91
12/31/2024	27,049.86	27,926.1	35,758.41
3/31/2025	26,978.25	27,859.08	34,231.53
5/31/2025	27,671.36	28,575.06	36,138.22

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (9/22/15)
S&P 500® Ex-Technology ETF	12.92%	13.35%	11.07%
S&P 500 Ex-Information Technology Index	13.05%	13.53%	11.43%
S&P 500® Index	13.52%	15.93%	14.17%

Performance Inception Date	Sep. 22, 2015
AssetsNet	$ 207,330,844
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 112,974
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$207,330,844 Number of Portfolio Holdings435 Net Investment Advisory Fees$112,974 Portfolio Turnover Rate5%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	20.9%
Consumer Discretionary	15.5%
Communication Services	14.0%
Health Care	14.0%
Industrials	12.7%
Consumer Staples	8.6%
Energy	4.4%
Utilities	3.6%
Real Estate	3.1%
Materials	2.8%
Other	0.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	5.6%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	2.9%
Tesla, Inc.	2.8%
Berkshire Hathaway, Inc., Class B	2.7%
Alphabet, Inc., Class C	2.4%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.8%
Eli Lilly & Co.	1.7%
Netflix, Inc.	1.5%

C000244194
Shareholder Report [Line Items]
Fund Name	S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Income ETF
Trading Symbol	ISPY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about S&P 500® High Income ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ISPY	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Line Graph [Table Text Block]
	S&P 500® High Income ETF : $11,979	S&P 500 Daily Covered Call Index : $12,130	S&P 500® Index : $12,719
12/18/2023	10,000	10,000	10,000
12/31/2023	10,084.38	10,088	10,066
3/31/2024	10,896.64	10,941.44	11,128.97
6/30/2024	11,347.11	11,430.53	11,605.29
9/30/2024	12,045.6	12,149.51	12,288.84
12/31/2024	12,251.4	12,377.92	12,585
3/31/2025	11,785.17	11,923.65	12,047.62
5/31/2025	11,978.98	12,129.93	12,718.68

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (12/18/23)
S&P 500® High Income ETF	8.87%	13.24%
S&P 500 Daily Covered Call Index	9.55%	14.21%
S&P 500® Index	13.52%	18.01%

Performance Inception Date	Dec. 18, 2023
AssetsNet	$ 810,693,555
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 2,490,966
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$810,693,555 Number of Portfolio Holdings507 Net Investment Advisory Fees$2,490,966 Portfolio Turnover Rate29%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
S&P 500® Daily Covered Call Index Long Swaps	99%
S&P 500 E-Mini Index Futures	2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	30.6%
Financials	13.8%
Consumer Discretionary	10.3%
Communication Services	9.3%
Health Care	9.3%
Industrials	8.5%
Consumer Staples	5.7%
Short-Term Investments	4.7%
Energy	2.9%
Utilities	2.4%
Other	3.9%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	6.6%
NVIDIA Corp.	6.4%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.9%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.6%

C000238747
Shareholder Report [Line Items]
Fund Name	S&P Global Core Battery Metals ETF
Trading Symbol	ION
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about S&P Global Core Battery Metals ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ION	$55	0.58%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	S&P Global Core Battery Metals ETF : $7,064	S&P Global Core Battery Metals Index : $7,193	S&P Global 1200 Index : $15,201
11/29/2022	10,000	10,000	10,000
12/31/2022	9,593.9	9,578	9,829
3/31/2023	9,528.97	9,553.1	10,585.83
6/30/2023	9,329.22	9,349.62	11,312.02
9/30/2023	8,247.14	8,303.39	10,898
12/31/2023	8,223.73	8,324.98	12,128.39
3/31/2024	7,632.06	7,736.41	13,219.94
6/30/2024	7,063.23	7,163.91	13,642.98
9/30/2024	7,782.41	7,934.75	14,509.31
12/31/2024	6,634.76	6,746.92	14,428.06
3/31/2025	6,705.47	6,819.11	14,252.03
5/31/2025	7,064.09	7,192.8	15,201.22

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (11/29/22)
S&P Global Core Battery Metals ETF	-11.38%	-12.97%
S&P Global Core Battery Metals Index	-11.04%	-12.33%
S&P Global 1200 Index	13.92%	18.20%

Performance Inception Date	Nov. 29, 2022
AssetsNet	$ 2,717,677
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 15,067
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,717,677 Number of Portfolio Holdings49 Net Investment Advisory Fees$15,067 Portfolio Turnover Rate54%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	94.6%
Industrials	4.0%
Consumer Discretionary	0.9%
Other	3.8%

Country Weights

Country	% of Exposure
China	29.8%
Australia	18.2%
Indonesia	12.9%
South Africa	9.1%
Canada	6.0%
Japan	4.2%
Netherlands	3.7%
United States	3.0%
United Kingdom	2.9%
France	2.8%
Other	10.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Vale Indonesia Tbk. PT	5.7%
Aneka Tambang Tbk.	4.3%
IGO Ltd.	4.0%
Mineral Resources Ltd.	3.9%
AMG Critical Materials NV	3.7%
Tibet Mineral Development Co. Ltd., Class A	3.3%
Sinomine Resource Group Co. Ltd., Class A	3.2%
Jinchuan Group International Resources Co. Ltd.	3.2%
Zangge Mining Co. Ltd., Class A	3.1%
Pilbara Minerals Ltd.	3.1%

C000230306
Shareholder Report [Line Items]
Fund Name	S&P Kensho Cleantech ETF
Trading Symbol	CTEX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about S&P Kensho Cleantech ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CTEX	$52	0.58%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	S&P Kensho Cleantech ETF : $4,844	S&P Kensho Cleantech Index : $4,867	S&P Total Market Index : $13,640
9/29/2021	10,000	10,000	10,000
9/30/2021	10,167.66	10,168	9,893
12/31/2021	9,494.77	9,506.06	10,797.22
3/31/2022	8,776.35	8,799.76	10,214.17
6/30/2022	7,244.69	7,256.28	8,494.1
9/30/2022	8,187.05	8,206.13	8,106.77
12/31/2022	7,559.35	7,589.03	8,688.84
3/31/2023	8,440.68	8,487.57	9,317.91
6/30/2023	8,493.57	8,546.99	10,099.68
9/30/2023	6,317.07	6,353.83	9,767.4
12/31/2023	6,779.04	6,824.01	10,952.19
3/31/2024	5,866.33	5,900.72	12,052.89
6/30/2024	5,407.23	5,438.7	12,443.4
9/30/2024	5,806.82	5,838.98	13,209.91
12/31/2024	5,402.13	5,434.34	13,567.9
3/31/2025	4,383.02	4,403.99	12,907.14
5/31/2025	4,843.73	4,866.85	13,640.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (9/29/21)
S&P Kensho Cleantech ETF	-22.91%	-17.93%
S&P Kensho Cleantech Index	-23.02%	-17.81%
S&P Total Market Index	13.02%	8.82%

Performance Inception Date	Sep. 29, 2021
AssetsNet	$ 1,441,020
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 17,110
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,441,020 Number of Portfolio Holdings31 Net Investment Advisory Fees$17,110 Portfolio Turnover Rate37%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	56.9%
Information Technology	28.6%
Consumer Discretionary	5.9%
Utilities	5.4%
Energy	3.0%
Other	22.8%

Country Weights

Country	% of Exposure
United States	82.1%
Canada	7.8%
China	7.8%
Norway	2.2%
Other	22.8%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
GE Vernova, Inc.	4.3%
Ormat Technologies, Inc.	4.1%
Arcosa, Inc.	4.1%
Shoals Technologies Group, Inc., Class A	4.1%
Bloom Energy Corp., Class A	4.0%
Canadian Solar, Inc.	4.0%
NEXTracker, Inc., Class A	4.0%
Generac Holdings, Inc.	4.0%
JinkoSolar Holding Co. Ltd. (ADR)	3.9%
First Solar, Inc.	3.9%

C000230304
Shareholder Report [Line Items]
Fund Name	S&P Kensho Smart Factories ETF
Trading Symbol	MAKX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about S&P Kensho Smart Factories ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MAKX	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	S&P Kensho Smart Factories ETF : $9,965	S&P Kensho Smart Factories Index : $9,945	S&P Total Market Index : $13,640
9/29/2021	10,000	10,000	10,000
9/30/2021	9,942.42	9,943	9,893
12/31/2021	10,322.07	10,344.7	10,797.22
3/31/2022	9,143.71	9,170.57	10,214.17
6/30/2022	7,192.94	7,218.16	8,494.1
9/30/2022	6,837.17	6,865.91	8,106.77
12/31/2022	7,629.14	7,665.1	8,688.84
3/31/2023	9,055.41	9,113.81	9,317.91
6/30/2023	9,211.78	9,265.1	10,099.68
9/30/2023	8,359.52	8,397.89	9,767.4
12/31/2023	9,616.34	9,665.97	10,952.19
3/31/2024	9,692.53	9,738.46	12,052.89
6/30/2024	9,344.6	9,390.8	12,443.4
9/30/2024	9,571.38	9,624.63	13,209.91
12/31/2024	10,415.72	10,395.56	13,567.9
3/31/2025	9,075.42	9,056.61	12,907.14
5/31/2025	9,965.11	9,945.07	13,640.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (9/29/21)
S&P Kensho Smart Factories ETF	5.33%	-0.10%
S&P Kensho Smart Factories Index	4.54%	-0.15%
S&P Total Market Index	13.02%	8.82%

Performance Inception Date	Sep. 29, 2021
AssetsNet	$ 985,461
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 5,601
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$985,461 Number of Portfolio Holdings24 Net Investment Advisory Fees$5,601 Portfolio Turnover Rate40%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	55.6%
Industrials	33.1%
Communication Services	7.8%
Materials	3.3%

Country Weights

Country	% of Exposure
United States	83.2%
South Korea	7.5%
Israel	3.7%
Turkey	3.6%
Belgium	1.8%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Ouster, Inc.	8.1%
Zebra Technologies Corp., Class A	6.1%
Rockwell Automation, Inc.	6.1%
Emerson Electric Co.	5.9%
Cognex Corp.	5.8%
Autodesk, Inc.	5.7%
3D Systems Corp.	4.3%
SK Telecom Co. Ltd. (ADR)	4.1%
Tower Semiconductor Ltd.	3.7%
ON Semiconductor Corp.	3.7%

C000150377
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dividend Aristocrats ETF
Trading Symbol	REGL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REGL	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Line Graph [Table Text Block]
	S&P MidCap 400® Dividend Aristocrats ETF : $25,009	S&P MidCap 400 Dividend Aristocrats Index : $25,985	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	9,898.82	9,902	9,821
9/30/2015	9,398.01	9,409	9,164
12/31/2015	9,857.95	9,865	9,768
3/31/2016	10,922.74	10,946	9,921
6/30/2016	11,683.17	11,722	10,179
9/30/2016	11,783.66	11,827	10,584
12/31/2016	12,811.79	12,874	11,042
3/31/2017	13,195.78	13,274	11,675
6/30/2017	13,210.32	13,302	12,021
9/30/2017	13,490.92	13,600	12,555
12/31/2017	14,123.2	14,248	13,375
3/31/2018	13,780.56	13,916	13,278
6/30/2018	14,253.98	14,410	13,763
9/30/2018	14,959.85	15,140	14,775
12/31/2018	13,676.77	13,853	12,711
3/31/2019	14,943.62	15,149	14,444
6/30/2019	15,579.81	15,811	15,045
9/30/2019	15,572.48	15,821	15,275
12/31/2019	16,249.16	16,525	16,638
3/31/2020	12,246.04	12,448	13,215
6/30/2020	14,407.72	14,665	15,960
9/30/2020	14,609.33	14,884	17,327
12/31/2020	17,463.09	17,823	19,621
3/31/2021	19,407.25	19,830	20,976
6/30/2021	20,051.78	20,510	22,684
9/30/2021	19,154.15	19,610	22,763
12/31/2021	21,004.62	21,534	25,201
3/31/2022	20,704.92	21,247	24,032
6/30/2022	19,443.62	19,973	20,182
9/30/2022	18,656.5	19,178	19,221
12/31/2022	20,899.59	21,510	20,719
3/31/2023	20,777.97	21,402	22,202
6/30/2023	20,742.88	21,387	24,065
9/30/2023	19,811.89	20,444	23,256
12/31/2023	22,030.38	22,758	25,996
3/31/2024	23,631.6	24,440	28,676
6/30/2024	22,316.05	23,098	29,726
9/30/2024	24,882.11	25,785	31,521
12/31/2024	24,713.92	25,632	32,221
3/31/2025	24,865.6	25,817	30,774
5/31/2025	25,009.12	25,985	32,411

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
S&P MidCap 400® Dividend Aristocrats ETF	9.81%	11.82%	9.60%
S&P MidCap 400 Dividend Aristocrats Index	10.27%	12.28%	10.01%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

AssetsNet	$ 1,768,259,975
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 6,399,428
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,768,259,975 Number of Portfolio Holdings54 Net Investment Advisory Fees$6,399,428 Portfolio Turnover Rate36%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	31.5%
Utilities	18.2%
Industrials	17.9%
Materials	11.1%
Health Care	6.0%
Consumer Staples	5.1%
Consumer Discretionary	4.2%
Real Estate	3.8%
Energy	2.0%
Other	2.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Evercore, Inc., Class A	2.3%
Ensign Group, Inc. (The)	2.2%
SEI Investments Co.	2.2%
Polaris, Inc.	2.1%
Toro Co. (The)	2.1%
Thor Industries, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
UGI Corp.	2.0%
RPM International, Inc.	2.0%
MSA Safety, Inc.	2.0%

C000214314
Shareholder Report [Line Items]
Fund Name	S&P Technology Dividend Aristocrats ETF
Trading Symbol	TDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about S&P Technology Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TDV	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
	S&P Technology Dividend Aristocrats ETF : $20,829	S&P Technology Dividend Aristocrats Index : $21,352	S&P Composite 1500 Index : $20,509
11/5/2019	10,000	10,000	10,000
12/31/2019	10,395.37	10,405	10,528
3/31/2020	8,368.71	8,380.19	8,362.39
6/30/2020	10,561.55	10,584.18	10,099.26
9/30/2020	11,269.01	11,306.02	10,963.76
12/31/2020	13,410.47	13,475.64	12,415.36
3/31/2021	14,465.21	14,553.69	13,273.26
6/30/2021	15,115.29	15,226.07	14,353.7
9/30/2021	15,262.29	15,392.04	14,403.94
12/31/2021	17,186.63	17,356.06	15,946.6
3/31/2022	16,062.71	16,238.33	15,206.68
6/30/2022	13,855.74	14,018.55	12,770.57
9/30/2022	13,126.56	13,290.99	12,162.69
12/31/2022	14,458.85	14,659.96	13,110.16
3/31/2023	16,030.93	16,274.02	14,048.85
6/30/2023	17,386.31	17,673.59	15,227.55
9/30/2023	16,372	16,659.12	14,715.9
12/31/2023	18,388.57	18,734.85	16,449.44
3/31/2024	19,095.29	19,478.62	18,145.37
6/30/2024	19,845.46	20,267.51	18,809.49
9/30/2024	20,597.13	21,062	19,945.59
12/31/2024	20,212.26	20,691.3	20,388.38
3/31/2025	19,514.21	19,996.08	19,472.94
5/31/2025	20,828.75	21,351.81	20,508.9

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception (11/5/19)
S&P Technology Dividend Aristocrats ETF	7.71%	15.58%	14.08%
S&P Technology Dividend Aristocrats Index	8.16%	16.08%	14.58%
S&P Composite 1500 Index	12.49%	15.67%	13.76%

Performance Inception Date	Nov. 05, 2019
AssetsNet	$ 238,241,611
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,156,740
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$238,241,611 Number of Portfolio Holdings39 Net Investment Advisory Fees$1,156,740 Portfolio Turnover Rate28%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	80.6%
Financials	9.9%
Industrials	9.3%
Short-Term Investments	0.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Microchip Technology, Inc.	3.3%
Broadcom, Inc.	3.2%
Amphenol Corp., Class A	3.1%
Oracle Corp.	3.0%
Intuit, Inc.	2.9%
Littelfuse, Inc.	2.9%
Monolithic Power Systems, Inc.	2.9%
Lam Research Corp.	2.9%
Microsoft Corp.	2.9%
Cognex Corp.	2.8%

C000230303
Shareholder Report [Line Items]
Fund Name	Smart Materials ETF
Trading Symbol	TINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Smart Materials ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TINT	$54	0.58%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Smart Materials ETF : $7,529	Solactive Smart Materials Index : $7,576	S&P Global 1200 Index : $13,194
10/26/2021	10,000	10,000	10,000
12/31/2021	10,393.61	10,402	10,257
3/31/2022	8,989.1	8,998.77	9,773.9
6/30/2022	7,310.25	7,311.5	8,277.51
9/30/2022	6,425.17	6,429.73	7,714.64
12/31/2022	7,278.74	7,285.53	8,530.85
3/31/2023	8,372.31	8,404.59	9,187.73
6/30/2023	8,492.72	8,528.98	9,818
9/30/2023	7,810.99	7,854.33	9,458.66
12/31/2023	8,738.45	8,796.86	10,526.55
3/31/2024	8,648.77	8,719.44	11,473.94
6/30/2024	8,553.75	8,621.78	11,841.1
9/30/2024	8,825.11	8,907.17	12,593.01
12/31/2024	7,585.6	7,654.82	12,522.49
3/31/2025	7,307.52	7,371.59	12,369.72
5/31/2025	7,528.61	7,575.78	13,193.54

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (10/26/21)
Smart Materials ETF	-13.12%	-7.59%
Solactive Smart Materials Index	-13.28%	-7.43%
S&P Global 1200 Index	13.92%	8.01%

Performance Inception Date	Oct. 26, 2021
AssetsNet	$ 1,446,302
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 8,979
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,446,302 Number of Portfolio Holdings30 Net Investment Advisory Fees$8,979 Portfolio Turnover Rate53%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	53.1%
Information Technology	27.5%
Industrials	14.7%
Health Care	3.9%

Country Weights

Country	% of Exposure
United States	53.9%
South Korea	15.7%
Belgium	8.5%
France	7.3%
Japan	4.7%
Switzerland	4.6%
Netherlands	4.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	5.2%
Universal Display Corp.	4.8%
Corning, Inc.	4.8%
NIDEC Corp.	4.8%
Syensqo SA	4.8%
RPM International, Inc.	4.6%
PPG Industries, Inc.	4.6%
Sika AG (Registered)	4.6%
3M Co.	4.6%
Akzo Nobel NV	4.5%

C000234857
Shareholder Report [Line Items]
Fund Name	Supply Chain Logistics ETF
Trading Symbol	SUPL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Supply Chain Logistics ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SUPL	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Line Graph [Table Text Block]
	Supply Chain Logistics ETF : $10,714	FactSet Supply Chain Logistics Index : $10,810	S&P Global 1200 Index : $13,666
4/6/2022	10,000	10,000	10,000
6/30/2022	9,029.61	9,024	8,574
9/30/2022	7,841.49	7,851.78	7,990.97
12/31/2022	8,912.3	8,921.98	8,836.41
3/31/2023	9,833.33	9,860.57	9,516.82
6/30/2023	10,276.23	10,307.26	10,169.67
9/30/2023	10,007.49	10,069.16	9,797.46
12/31/2023	10,969.85	11,048.89	10,903.59
3/31/2024	11,007	11,095.29	11,884.92
6/30/2024	10,929.11	11,017.63	12,265.23
9/30/2024	11,542.74	11,656.65	13,044.08
12/31/2024	10,707.27	10,811.54	12,971.03
3/31/2025	10,331.04	10,423.41	12,812.78
5/31/2025	10,714.05	10,810.12	13,666.11

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (4/6/22)
Supply Chain Logistics ETF	-1.24%	2.21%
FactSet Supply Chain Logistics Index	-1.13%	2.50%
S&P Global 1200 Index	13.92%	10.41%

Performance Inception Date	Apr. 06, 2022
AssetsNet	$ 943,397
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 8,073
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$943,397 Number of Portfolio Holdings40 Net Investment Advisory Fees$8,073 Portfolio Turnover Rate34%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	93.6%
Consumer Discretionary	5.4%

Country Weights

Country	% of Exposure
United States	46.5%
Canada	11.5%
Taiwan	6.9%
Australia	5.8%
Germany	5.6%
Spain	5.3%
China	5.1%
Japan	2.9%
Switzerland	2.6%
South Korea	2.1%
Other	4.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Deutsche Post AG	5.7%
Amadeus IT Group SA	5.3%
Canadian Pacific Kansas City Ltd.	5.1%
Brambles Ltd.	5.0%
Canadian National Railway Co.	4.7%
Union Pacific Corp.	4.5%
Norfolk Southern Corp.	4.5%
CSX Corp.	4.4%
Evergreen Marine Corp. Taiwan Ltd.	3.9%
Expeditors International of Washington, Inc.	3.8%

C000051850
Shareholder Report [Line Items]
Fund Name	Short 7-10 Year Treasury
Trading Symbol	TBX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short 7-10 Year Treasury (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBX	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short 7-10 Year Treasury : $11,072	ICE U.S. Treasury 7-10 Year Bond Index : $10,962	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	10,149.37	9,833	9,912	9,891
9/30/2015	9,815.55	10,124.06	10,085	10,013
12/31/2015	9,916.59	9,988.39	9,991	9,956
3/31/2016	9,449.08	10,453.85	10,310	10,257
6/30/2016	9,172.9	10,745.52	10,531	10,484
9/30/2016	9,200.23	10,687.49	10,497	10,532
12/31/2016	9,721.94	10,091.13	10,095	10,218
3/31/2017	9,620.14	10,188	10,164	10,302
6/30/2017	9,490.96	10,329.62	10,284	10,451
9/30/2017	9,463.69	10,376.1	10,323	10,540
12/31/2017	9,507.95	10,350.16	10,329	10,581
3/31/2018	9,719.76	10,156.61	10,207	10,427
6/30/2018	9,778.37	10,145.44	10,218	10,410
9/30/2018	9,917.92	10,065.29	10,157	10,412
12/31/2018	9,633.13	10,442.74	10,418	10,583
3/31/2019	9,439.58	10,742.45	10,639	10,894
6/30/2019	9,154.96	11,166.77	10,959	11,230
9/30/2019	8,971.46	11,470.51	11,222	11,485
12/31/2019	9,123.52	11,329.42	11,134	11,505
3/31/2020	8,268.91	12,500.88	12,080	11,868
6/30/2020	8,185.73	12,592.14	12,107	12,212
9/30/2020	8,136.48	12,626.14	12,128	12,288
12/31/2020	8,214.42	12,462	12,028	12,370
3/31/2021	8,681.47	11,737.96	11,507	11,953
6/30/2021	8,437.24	12,051.36	11,724	12,172
9/30/2021	8,405.06	12,026.05	11,719	12,178
12/31/2021	8,350.85	12,078.97	11,750	12,179
3/31/2022	8,885.41	11,289	11,107	11,457
6/30/2022	9,267.75	10,806.96	10,702	10,920
9/30/2022	9,844.65	10,180.16	10,212	10,401
12/31/2022	9,888.69	10,279.92	10,285	10,595
3/31/2023	9,656.37	10,644.86	10,593	10,909
6/30/2023	10,021.16	10,446.87	10,446	10,817
9/30/2023	10,698.9	9,986.16	10,126	10,468
12/31/2023	10,249.25	10,627.27	10,683	11,182
3/31/2024	10,596.53	10,483.8	10,587	11,095
6/30/2024	10,829.51	10,478.56	10,606	11,102
9/30/2024	10,458.52	11,080.03	11,110	11,680
12/31/2024	11,161.82	10,571.46	10,759	11,322
3/31/2025	10,928.71	10,983.74	11,076	11,637
5/31/2025	11,071.54	10,961.78	11,029	11,599

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short 7-10 Year Treasury	1.60%	6.18%	1.02%
ICE U.S. Treasury 7-10 Year Bond Index	5.92%	-2.72%	0.92%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 12,171,469
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 33,393
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,171,469 Number of Portfolio Holdings6 Net Investment Advisory Fees$33,393 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Short Swaps	(98)%
U.S. Treasury 10 Year Note Futures	(3)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Holdings

The Short 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000051851
Shareholder Report [Line Items]
Fund Name	Short 20+ Year Treasury
Trading Symbol	TBF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBF	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short 20+ Year Treasury : $11,287	ICE U.S. Treasury 20+ Year Bond Index : $9,124	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	10,385.53	9,588	9,912	9,891
9/30/2015	9,760.92	10,094.25	10,085	10,012.66
12/31/2015	9,829.27	9,952.93	9,991	9,955.59
3/31/2016	9,008.96	10,798.93	10,310	10,257.24
6/30/2016	8,390.8	11,554.85	10,531	10,483.93
9/30/2016	8,378.52	11,490.14	10,497	10,532.15
12/31/2016	9,487.12	10,097.54	10,095	10,218.29
3/31/2017	9,330.53	10,240.92	10,164	10,302.08
6/30/2017	8,951.87	10,668.99	10,284	10,451.46
9/30/2017	8,907.14	10,729.81	10,323	10,540.3
12/31/2017	8,690.1	11,006.64	10,329	10,581.41
3/31/2018	9,011.11	10,636.81	10,207	10,426.92
6/30/2018	9,010.05	10,680.42	10,218	10,410.24
9/30/2018	9,342.28	10,355.74	10,157	10,412.32
12/31/2018	9,018.3	10,788.61	10,418	10,583.08
3/31/2019	8,670.65	11,297.83	10,639	10,894.22
6/30/2019	8,230.41	11,989.26	10,959	11,229.77
9/30/2019	7,627.05	12,965.18	11,222	11,484.68
12/31/2019	7,976.76	12,415.46	11,134	11,505.35
3/31/2020	6,330.35	15,207.7	12,080	11,867.77
6/30/2020	6,312.87	15,101.24	12,107	12,211.94
9/30/2020	6,266.77	15,125.41	12,128	12,287.65
12/31/2020	6,422.37	14,659.54	12,028	12,369.98
3/31/2021	7,413.9	12,577.89	11,507	11,953.11
6/30/2021	6,890.66	13,499.85	11,724	12,171.85
9/30/2021	6,812.24	13,513.35	11,719	12,177.94
12/31/2021	6,550.57	14,024.15	11,750	12,179.16
3/31/2022	7,232.51	12,505.34	11,107	11,456.93
6/30/2022	8,201.6	10,987.19	10,702	10,919.6
9/30/2022	9,096.65	9,806.07	10,212	10,400.92
12/31/2022	9,323.64	9,671.72	10,285	10,595.42
3/31/2023	8,755.46	10,302.32	10,593	10,909.04
6/30/2023	9,111.2	10,057.12	10,446	10,817.41
9/30/2023	10,646.83	8,749.7	10,126	10,468.01
12/31/2023	9,531.58	9,880.16	10,683	11,181.92
3/31/2024	10,059.04	9,524.47	10,587	11,094.7
6/30/2024	10,444.76	9,336.84	10,606	11,102.47
9/30/2024	9,850.08	10,080.99	11,110	11,679.8
12/31/2024	11,039.82	9,118.25	10,759	11,322.4
3/31/2025	10,695.86	9,552.28	11,076	11,637.16
5/31/2025	11,286.7	9,124.34	11,029	11,598.76

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short 20+ Year Treasury	6.68%	12.21%	1.22%
ICE U.S. Treasury 20+ Year Bond Index	-0.56%	-9.55%	-0.91%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 88,053,694
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 547,708
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$88,053,694 Number of Portfolio Holdings11 Net Investment Advisory Fees$547,708 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(99)%
U.S. Treasury Long Bond Futures	(3)%
Total	(102)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Holdings

The Short 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000018468
Shareholder Report [Line Items]
Fund Name	Short Dow30℠
Trading Symbol	DOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short Dow30℠ (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DOG	$93	0.95%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short Dow30℠ : $3,367	Dow Jones Industrial Average℠ Index : $29,280	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,194.63	9,794	9,806
9/30/2015	10,829.85	9,110.38	9,174.49
12/31/2015	9,990.78	9,811.88	9,820.38
3/31/2016	9,695.82	10,027.74	9,952.95
6/30/2016	9,451.77	10,235.31	10,197.8
9/30/2016	9,170.59	10,519.86	10,590.41
12/31/2016	8,424.79	11,430.87	10,994.96
3/31/2017	8,008.15	12,024.14	11,662.36
6/30/2017	7,711.75	12,499.09	12,022.73
9/30/2017	7,322.08	13,196.54	12,561.34
12/31/2017	6,616.38	14,642.88	13,395.42
3/31/2018	6,709.5	14,355.88	13,293.61
6/30/2018	6,644.46	14,536.76	13,749.58
9/30/2018	6,099.02	15,936.65	14,809.68
12/31/2018	6,844.82	14,134.22	12,807.41
3/31/2019	6,156.42	15,803.47	14,555.62
6/30/2019	6,009.74	16,310.76	15,181.51
9/30/2019	5,924.63	16,609.25	15,439.6
12/31/2019	5,580.77	17,717.09	16,839.97
3/31/2020	6,628.56	13,689.99	13,539.33
6/30/2020	5,413.76	16,224.01	16,320.31
9/30/2020	4,960.86	17,557.62	17,777.72
12/31/2020	4,439.94	19,441.56	19,937.71
3/31/2021	4,074.92	21,053.26	21,167.87
6/30/2021	3,859.49	22,122.77	22,977.72
9/30/2021	3,896.9	21,799.77	23,110.99
12/31/2021	3,589.65	23,515.42	25,660.13
3/31/2022	3,707.23	22,551.28	24,479.77
6/30/2022	4,107.16	20,120.26	20,538.52
9/30/2022	4,376.02	18,878.84	19,536.24
12/31/2022	3,791.52	21,901.34	21,013.18
3/31/2023	3,811.77	22,105.02	22,589.17
6/30/2023	3,737.42	22,982.59	24,563.47
9/30/2023	3,901.05	22,499.95	23,760.24
12/31/2023	3,525.22	25,445.2	26,537.81
3/31/2024	3,395.03	27,007.53	29,340.21
6/30/2024	3,514.3	26,664.54	30,595.97
9/30/2024	3,299.86	28,989.69	32,398.07
12/31/2024	3,327.86	29,259.29	33,178.86
3/31/2025	3,408.51	29,004.73	31,762.12
5/31/2025	3,367.45	29,280.28	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short Dow30℠	-4.66%	-9.58%	-10.31%
Dow Jones Industrial Average℠ Index	11.16%	12.93%	11.33%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 134,087,857
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,043,627
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$134,087,857 Number of Portfolio Holdings11 Net Investment Advisory Fees$1,043,627 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(91)%
DJIA CBOT E-Mini Index Futures	(9)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	26.2%
Information Technology	20.2%
Consumer Discretionary	13.8%
Industrials	13.6%
Health Care	11.8%
Materials	5.2%
Consumer Staples	4.9%
Communication Services	2.3%
Energy	2.0%

Largest Holdings [Text Block]

Holdings

The Short Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038835
Shareholder Report [Line Items]
Fund Name	Short Financials
Trading Symbol	SEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short Financials (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEF	$87	0.95%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short Financials : $2,732	S&P Financial Select Sector Index : $31,282	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,017.93	9,970	9,806
9/30/2015	10,490.59	9,300.02	9,174.49
12/31/2015	9,827.1	9,854.3	9,820.38
3/31/2016	10,069.43	9,355.67	9,952.95
6/30/2016	9,757.6	9,554.01	10,197.8
9/30/2016	9,228	9,992.54	10,590.41
12/31/2016	8,101.31	12,100.96	10,994.96
3/31/2017	7,831.34	12,407.12	11,662.36
6/30/2017	7,534.29	12,934.42	12,022.73
9/30/2017	7,184.93	13,612.19	12,561.34
12/31/2017	6,722.86	14,786.92	13,395.42
3/31/2018	6,744.48	14,644.96	13,293.61
6/30/2018	6,753.02	14,182.18	13,749.58
9/30/2018	6,515.73	14,800.52	14,809.68
12/31/2018	7,372.02	12,860.18	12,807.41
3/31/2019	6,634.75	13,961.01	14,555.62
6/30/2019	6,242.75	15,077.89	15,181.51
9/30/2019	6,077.27	15,380.95	15,439.6
12/31/2019	5,663.32	16,991.34	16,839.97
3/31/2020	7,136.05	11,567.7	13,539.33
6/30/2020	5,925.36	12,978.96	16,320.31
9/30/2020	5,644.43	13,556.53	17,777.72
12/31/2020	4,708.77	16,704.35	19,937.71
3/31/2021	4,150.58	19,375.38	21,167.87
6/30/2021	3,789.36	20,995.16	22,977.72
9/30/2021	3,695.27	21,570.43	23,110.99
12/31/2021	3,436.09	22,556.2	25,660.13
3/31/2022	3,478.93	22,222.36	24,479.77
6/30/2022	4,080.96	18,333.45	20,538.52
9/30/2022	4,291.17	17,765.11	19,536.24
12/31/2022	3,840.79	20,182.95	21,013.18
3/31/2023	3,964.27	19,060.77	22,589.17
6/30/2023	3,821.58	20,076.71	24,563.47
9/30/2023	3,932.18	19,849.85	23,760.24
12/31/2023	3,502.97	22,634.78	26,537.81
3/31/2024	3,173.65	25,455.07	29,340.21
6/30/2024	3,306.54	24,938.34	30,595.97
9/30/2024	3,044.65	27,596.76	32,398.07
12/31/2024	2,877.81	29,553.37	33,178.86
3/31/2025	2,812	30,593.65	31,762.12
5/31/2025	2,731.99	31,282.01	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short Financials	-16.06%	-14.68%	-12.17%
S&P Financial Select Sector Index	24.33%	19.15%	12.07%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 10,630,445
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 13,659
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,630,445 Number of Portfolio Holdings10 Net Investment Advisory Fees$13,659 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Financial Select Sector Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Diversified Financials	60.3%
Banks	24.3%
Insurance	15.4%

Largest Holdings [Text Block]

Holdings

The Short Financials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000051849
Shareholder Report [Line Items]
Fund Name	Short FTSE China 50
Trading Symbol	YXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short FTSE China 50 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YXI	$81	0.95%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short FTSE China 50 : $5,434	FTSE China 50 Index : $9,935	S&P Global 1200 Index : $27,020
5/31/2015	10,000	10,000	10,000
6/30/2015	10,452.51	9,506	9,763
9/30/2015	12,976.34	7,199.84	8,921.43
12/31/2015	12,523.48	7,438.88	9,416.57
3/31/2016	12,736.3	7,100.41	9,432.58
6/30/2016	12,227.01	7,199.11	9,560.86
9/30/2016	10,886.97	7,963.65	10,045.6
12/31/2016	11,557.53	7,626.79	10,254.54
3/31/2017	10,361	8,333.03	10,951.85
6/30/2017	9,950.23	8,698.85	11,423.88
9/30/2017	8,916.07	9,577.43	12,020.2
12/31/2017	8,275.13	10,341.71	12,700.55
3/31/2018	7,916.84	10,436.86	12,571
6/30/2018	8,519.04	9,848.22	12,745.74
9/30/2018	8,466.44	9,801.93	13,391.95
12/31/2018	9,055.38	9,120.7	11,663.05
3/31/2019	7,960.3	10,206.97	13,094.1
6/30/2019	8,129.08	10,004.87	13,632.27
9/30/2019	8,705.97	9,403.58	13,730.42
12/31/2019	7,771.21	10,445.5	14,953.8
3/31/2020	8,582.81	9,037.44	11,855.38
6/30/2020	7,854.97	9,666.45	14,062.85
9/30/2020	7,236.29	10,108.21	15,133.03
12/31/2020	6,351.79	11,610.29	17,281.92
3/31/2021	6,159.8	11,424.52	18,196.13
6/30/2021	6,103.88	11,539.91	19,566.3
9/30/2021	7,050.08	9,728.14	19,439.12
12/31/2021	7,255.85	9,288.43	21,005.91
3/31/2022	7,621.36	8,327.08	20,016.54
6/30/2022	6,863.1	8,601.04	16,952
9/30/2022	8,866.18	6,633.98	15,799.27
12/31/2022	7,575.37	7,473.18	17,470.83
3/31/2023	7,183.13	7,764.64	18,816.08
6/30/2023	7,739.66	7,170.64	20,106.87
9/30/2023	7,915.01	7,094.63	19,370.96
12/31/2023	8,533.13	6,507.2	21,557.94
3/31/2024	8,477.4	6,552.75	23,498.15
6/30/2024	7,851.45	7,163.46	24,250.09
9/30/2024	6,380.16	9,008.05	25,789.97
12/31/2024	6,379.39	8,589.18	25,645.55
3/31/2025	5,393.25	9,988.36	25,332.67
5/31/2025	5,434.08	9,935.42	27,019.83

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short FTSE China 50	-29.10%	-7.68%	-5.92%
FTSE China 50 Index	38.31%	1.30%	-0.07%
S&P Global 1200 Index	13.92%	14.59%	10.44%

AssetsNet	$ 3,239,126
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,239,126 Number of Portfolio Holdings8 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® China Large-Cap ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	31.4%
Financials	30.3%
Communication Services	18.5%
Information Technology	7.7%
Energy	4.7%
Health Care	1.9%
Materials	1.7%
Industrials	1.6%
Real Estate	0.9%
Consumer Staples	0.9%
Other	0.4%

Largest Holdings [Text Block]

Holdings

The Short FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000051853
Shareholder Report [Line Items]
Fund Name	Short High Yield
Trading Symbol	SJB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short High Yield (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SJB	$94	0.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short High Yield : $6,743	Markit iBoxx® $ Liquid High Yield Index : $15,577	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000
6/30/2015	10,166.45	9,828	9,891
9/30/2015	10,614.99	9,323.82	10,012.66
12/31/2015	10,668.6	9,185.83	9,955.59
3/31/2016	10,338.35	9,490.8	10,257.24
6/30/2016	9,775.82	9,943.51	10,483.93
9/30/2016	9,316.52	10,449.64	10,532.15
12/31/2016	9,188.89	10,592.8	10,218.29
3/31/2017	8,954.18	10,838.55	10,302.08
6/30/2017	8,764.16	11,062.91	10,451.46
9/30/2017	8,609.7	11,250.98	10,540.3
12/31/2017	8,611.75	11,261.1	10,581.41
3/31/2018	8,702.45	11,143.99	10,426.92
6/30/2018	8,656.05	11,297.77	10,410.24
9/30/2018	8,424.06	11,580.22	10,412.32
12/31/2018	8,827.36	11,092.69	10,583.08
3/31/2019	8,233.05	11,924.64	10,894.22
6/30/2019	8,089.35	12,213.22	11,229.77
9/30/2019	8,006.29	12,375.66	11,484.68
12/31/2019	7,818.91	12,718.46	11,505.35
3/31/2020	8,686.76	11,193.52	11,867.77
6/30/2020	7,945.3	12,061.02	12,211.94
9/30/2020	7,574.68	12,574.81	12,287.65
12/31/2020	7,103.75	13,312.96	12,369.98
3/31/2021	7,011.55	13,403.48	11,953.11
6/30/2021	6,815.1	13,717.13	12,171.85
9/30/2021	6,730.62	13,806.29	12,177.94
12/31/2021	6,618.83	13,908.45	12,179.16
3/31/2022	6,877.07	13,299.26	11,456.93
6/30/2022	7,502.62	11,983.97	10,919.6
9/30/2022	7,599.46	11,900.08	10,400.92
12/31/2022	7,253.2	12,412.97	10,595.42
3/31/2023	7,054.13	12,866.05	10,909.04
6/30/2023	7,092.64	13,023.01	10,817.41
9/30/2023	7,218.65	13,071.2	10,468.01
12/31/2023	6,841.74	14,013.63	11,181.92
3/31/2024	6,848.29	14,171.98	11,094.7
6/30/2024	6,916.33	14,333.54	11,102.47
9/30/2024	6,665.35	15,104.69	11,679.8
12/31/2024	6,785.95	15,128.86	11,322.4
3/31/2025	6,806.2	15,302.84	11,637.16
5/31/2025	6,743.23	15,576.76	11,598.76

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short High Yield	-2.42%	-3.20%	-3.86%
Markit iBoxx® $ Liquid High Yield Index	9.69%	5.21%	4.53%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 100,512,772
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 543,186
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$100,512,772 Number of Portfolio Holdings9 Net Investment Advisory Fees$543,186 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® iBoxx $ High Yield Corporate Bond ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
High Yield	100.0%

Largest Holdings [Text Block]

Holdings

The Short High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000018467
Shareholder Report [Line Items]
Fund Name	Short MidCap400
Trading Symbol	MYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short MidCap400 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MYY	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short MidCap400 : $3,590	S&P MidCap 400® Index : $23,074	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	10,114.58	9,868	9,821
9/30/2015	10,927.14	9,029.22	9,163.98
12/31/2015	10,568.07	9,263.98	9,767.88
3/31/2016	10,065.49	9,615.09	9,921.24
6/30/2016	9,599.17	9,998.73	10,179.19
9/30/2016	9,174.01	10,412.67	10,584.32
12/31/2016	8,505.98	11,185.29	11,041.56
3/31/2017	8,162.44	11,625.99	11,675.35
6/30/2017	7,993.02	11,855.03	12,020.94
9/30/2017	7,740.62	12,236.76	12,554.67
12/31/2017	7,296.27	13,001.56	13,374.49
3/31/2018	7,329.01	12,901.44	13,278.19
6/30/2018	7,047.36	13,454.92	13,762.85
9/30/2018	6,821.32	13,974.28	14,774.42
12/31/2018	8,210.2	11,559.52	12,710.43
3/31/2019	7,197.02	13,234.5	14,444.13
6/30/2019	7,005.73	13,638.15	15,045.01
9/30/2019	7,019.21	13,625.87	15,275.2
12/31/2019	6,575.29	14,587.86	16,637.74
3/31/2020	8,495.15	10,255.27	13,215.36
6/30/2020	6,507.06	12,723.71	15,960.19
9/30/2020	6,141	13,330.63	17,326.38
12/31/2020	4,877.19	16,579.3	19,620.4
3/31/2021	4,234.87	18,812.54	20,976.17
6/30/2021	4,052.48	19,497.31	22,683.63
9/30/2021	4,091.17	19,154.16	22,763.02
12/31/2021	3,748.58	20,686.49	25,200.94
3/31/2022	3,879.11	19,676.99	24,031.61
6/30/2022	4,490.52	16,642.8	20,181.75
9/30/2022	4,579.18	16,233.39	19,221.1
12/31/2022	4,123.35	17,983.34	20,718.42
3/31/2023	4,006.04	18,668.51	22,201.86
6/30/2023	3,878.2	19,573.93	24,064.6
9/30/2023	4,119.92	18,751.83	23,256.03
12/31/2023	3,737.07	20,940.17	25,995.59
3/31/2024	3,450.93	23,023.71	28,675.73
6/30/2024	3,630.01	22,229.39	29,725.26
9/30/2024	3,437.5	23,772.11	31,520.67
12/31/2024	3,470.18	23,852.94	32,220.43
3/31/2025	3,738.88	22,397.91	30,773.73
5/31/2025	3,589.71	23,074.33	32,410.89

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short MidCap400	0.99%	-11.67%	-9.74%
S&P MidCap 400® Index	2.17%	12.92%	8.72%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

AssetsNet	$ 5,730,939
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,730,939 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(90)%
S&P Midcap 400 E-Mini Index Futures	(11)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	22.2%
Financials	18.2%
Consumer Discretionary	13.5%
Information Technology	11.2%
Health Care	8.8%
Real Estate	6.9%
Materials	5.9%
Consumer Staples	5.5%
Energy	3.7%
Utilities	2.9%
Other	1.2%

Largest Holdings [Text Block]

Holdings

The Short MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000051872
Shareholder Report [Line Items]
Fund Name	Short MSCI EAFE
Trading Symbol	EFZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short MSCI EAFE (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFZ	$91	0.95%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short MSCI EAFE : $5,215	MSCI EAFE Index : $17,864
5/31/2015	10,000	10,000
6/30/2015	10,288.77	9,717
9/30/2015	11,234.9	8,722.95
12/31/2015	10,783.73	9,133.8
3/31/2016	10,957.07	8,858.87
6/30/2016	10,806.05	8,729.54
9/30/2016	10,150	9,290.84
12/31/2016	10,259.6	9,224.88
3/31/2017	9,488.2	9,893.68
6/30/2017	8,900.93	10,499.18
9/30/2017	8,478.03	11,066.13
12/31/2017	8,183.12	11,534.23
3/31/2018	8,228.92	11,338.15
6/30/2018	8,413.9	11,216.83
9/30/2018	8,314.5	11,368.26
12/31/2018	9,519.11	9,942.68
3/31/2019	8,673.63	10,934.96
6/30/2019	8,423.26	11,337.36
9/30/2019	8,524.58	11,216.05
12/31/2019	7,938.66	12,132.4
3/31/2020	9,744.43	9,362.58
6/30/2020	8,236.54	10,755.73
9/30/2020	7,805.35	11,272
12/31/2020	6,678.19	13,081.16
3/31/2021	6,379.09	13,536.38
6/30/2021	6,009.83	14,236.21
9/30/2021	6,036.19	14,172.15
12/31/2021	5,825.82	14,553.38
3/31/2022	6,134.84	13,693.28
6/30/2022	6,978.07	11,706.38
9/30/2022	7,750.75	10,610.67
12/31/2022	6,588.77	12,450.55
3/31/2023	6,110.67	13,505.12
6/30/2023	6,014.74	13,903.52
9/30/2023	6,431.48	13,332.08
12/31/2023	5,905.39	14,721.29
3/31/2024	5,662.16	15,555.98
6/30/2024	5,771.14	15,507.76
9/30/2024	5,486.01	16,633.62
12/31/2024	6,076.45	15,284.64
3/31/2025	5,688.88	16,333.16
5/31/2025	5,215.48	17,863.58

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short MSCI EAFE	-7.45%	-9.50%	-6.30%
MSCI EAFE Index	13.33%	11.41%	5.97%

AssetsNet	$ 12,168,163
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 46,712
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,168,163 Number of Portfolio Holdings6 Net Investment Advisory Fees$46,712 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.7%
Industrials	18.6%
Health Care	11.5%
Consumer Discretionary	10.2%
Information Technology	8.3%
Consumer Staples	8.3%
Materials	5.7%
Communication Services	5.2%
Utilities	3.4%
Energy	3.1%
Other	2.0%

Country Weights

Country	% of Exposure
Japan	22.0%
United Kingdom	14.9%
France	11.2%
Germany	10.4%
Switzerland	9.7%
Australia	6.8%
Netherlands	4.6%
Sweden	3.6%
Spain	3.3%
Italy	3.2%
Other	10.3%

Largest Holdings [Text Block]

Holdings

The Short MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000051870
Shareholder Report [Line Items]
Fund Name	Short MSCI Emerging Markets
Trading Symbol	EUM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short MSCI Emerging Markets (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUM	$92	0.95%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short MSCI Emerging Markets : $5,609	MSCI Emerging Markets Index : $14,708
5/31/2015	10,000	10,000
6/30/2015	10,268.79	9,740
9/30/2015	12,111.57	7,996.54
12/31/2015	11,929.5	8,049.32
3/31/2016	10,963.72	8,508.93
6/30/2016	10,652.11	8,565.09
9/30/2016	9,664.65	9,338.52
12/31/2016	10,107.42	8,950.04
3/31/2017	8,942.36	9,974.82
6/30/2017	8,442.69	10,600.24
9/30/2017	7,777.41	11,436.6
12/31/2017	7,268.41	12,287.48
3/31/2018	7,005.21	12,444.76
6/30/2018	7,727.58	11,470.33
9/30/2018	7,771.91	11,345.31
12/31/2018	8,329.68	10,498.95
3/31/2019	7,572.87	11,539.39
6/30/2019	7,522.35	11,609.78
9/30/2019	7,899.01	11,116.37
12/31/2019	7,051.08	12,432.55
3/31/2020	8,632.77	9,498.47
6/30/2020	7,133.95	11,215.79
9/30/2020	6,386.53	12,288.02
12/31/2020	5,339.67	14,708.76
3/31/2021	5,085.88	15,045.59
6/30/2021	4,850.13	15,805.39
9/30/2021	5,242.9	14,526.73
12/31/2021	5,273.43	14,336.43
3/31/2022	5,577.53	13,337.18
6/30/2022	6,130.3	11,810.08
9/30/2022	7,028.74	10,443.65
12/31/2022	6,356.21	11,456.68
3/31/2023	6,156.15	11,910.37
6/30/2023	6,173.2	12,017.56
9/30/2023	6,518.67	11,665.45
12/31/2023	6,120.73	12,582.35
3/31/2024	6,076.46	12,845.32
6/30/2024	5,909	13,524.84
9/30/2024	5,549.29	14,704.21
12/31/2024	6,061.75	13,526.4
3/31/2025	5,858.28	13,922.72
5/31/2025	5,609.09	14,707.96

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short MSCI Emerging Markets	-7.05%	-6.07%	-5.62%
MSCI Emerging Markets Index	13.04%	7.07%	3.93%

AssetsNet	$ 16,212,589
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 720
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,212,589 Number of Portfolio Holdings7 Net Investment Advisory Fees$720 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	24.7%
Information Technology	22.9%
Consumer Discretionary	13.4%
Communication Services	10.0%
Industrials	6.7%
Materials	5.7%
Consumer Staples	4.8%
Energy	4.3%
Health Care	3.3%
Utilities	2.6%
Other	1.6%

Country Weights

Country	% of Exposure
China	29.1%
India	18.7%
Taiwan	18.5%
South Korea	9.7%
Brazil	4.4%
Saudi Arabia	3.6%
South Africa	3.3%
Mexico	2.1%
United Arab Emirates	1.4%
Malaysia	1.3%
Other	7.9%

Largest Holdings [Text Block]

Holdings

The Short MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000018469
Shareholder Report [Line Items]
Fund Name	Short QQQ
Trading Symbol	PSQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short QQQ (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSQ	$89	0.95%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short QQQ : $1,537	Nasdaq-100® Index : $52,147	Nasdaq Composite Index : $41,425
5/31/2015	10,000	10,000	10,000
6/30/2015	10,226.18	9,760	9,844
9/30/2015	10,546.73	9,308.11	9,146.06
12/31/2015	9,487.87	10,258.47	9,942.68
3/31/2016	9,559.79	10,047.15	9,701.08
6/30/2016	9,600.04	9,932.61	9,678.76
9/30/2016	8,641.33	10,996.39	10,648.57
12/31/2016	8,602.32	11,005.19	10,825.34
3/31/2017	7,672.09	12,335.71	11,921.95
6/30/2017	7,352.71	12,852.58	12,417.9
9/30/2017	6,927.6	13,645.59	13,170.43
12/31/2017	6,467.5	14,636.26	14,033.09
3/31/2018	6,217.2	15,097.3	14,396.55
6/30/2018	5,795.36	16,194.87	15,348.16
9/30/2018	5,358.06	17,589.25	16,485.46
12/31/2018	6,324.41	14,641.29	13,635.12
3/31/2019	5,421.01	17,114.21	15,927.18
6/30/2019	5,219.89	17,841.56	16,543.57
9/30/2019	5,154.56	18,071.71	16,573.34
12/31/2019	4,578.12	20,419.23	18,640.04
3/31/2020	4,743.61	18,318.09	16,039.76
6/30/2020	3,547.62	23,868.47	21,004.06
9/30/2020	3,088.67	26,880.67	23,364.92
12/31/2020	2,691.23	30,399.36	27,016.85
3/31/2021	2,600.9	30,934.38	27,813.85
6/30/2021	2,315.52	34,454.72	30,506.23
9/30/2021	2,277.83	34,830.27	30,436.07
12/31/2021	2,024.93	38,759.13	33,007.91
3/31/2022	2,164.77	35,305.69	30,053.7
6/30/2022	2,691.84	27,432.52	23,357.74
9/30/2022	2,785.66	26,220	22,444.45
12/31/2022	2,758.7	26,209.52	22,267.14
3/31/2023	2,299.51	31,653.23	26,063.69
6/30/2023	2,020.7	36,524.66	29,465
9/30/2023	2,113.01	35,480.06	28,304.08
12/31/2023	1,874.14	40,660.15	32,207.21
3/31/2024	1,753.54	44,205.71	35,205.7
6/30/2024	1,652.43	47,764.27	38,187.62
9/30/2024	1,635.89	48,776.87	39,241.6
12/31/2024	1,581.5	51,181.57	41,733.45
3/31/2025	1,732.95	47,051.22	37,451.59
5/31/2025	1,536.71	52,146.87	41,425.21

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short QQQ	-11.94%	-16.55%	-17.08%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

AssetsNet	$ 573,773,462
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 4,021,865
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$573,773,462 Number of Portfolio Holdings20 Net Investment Advisory Fees$4,021,865 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(89)%
Nasdaq 100 E-Mini Index Futures	(11)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	51.2%
Communication Services	15.4%
Consumer Discretionary	13.9%
Consumer Staples	5.7%
Health Care	5.1%
Industrials	4.8%
Utilities	1.5%
Materials	1.4%
Energy	0.5%
Financials	0.4%
Other	0.1%

Largest Holdings [Text Block]

Holdings

The Short QQQ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038841
Shareholder Report [Line Items]
Fund Name	Short Real Estate
Trading Symbol	REK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short Real Estate (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REK	$91	0.95%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short Real Estate : $4,740	S&P Real Estate Select Sector Index : $19,879	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,418.02	9,581	9,806
9/30/2015	10,259.27	9,798.49	9,174.49
12/31/2015	9,489.7	10,649	9,820.38
3/31/2016	8,922.84	11,120.75	9,952.95
6/30/2016	8,309.84	11,754.63	10,197.8
9/30/2016	8,351.16	11,508.96	10,590.41
12/31/2016	8,549.14	11,001.41	10,994.96
3/31/2017	8,261.74	11,390.86	11,662.36
6/30/2017	8,049.68	11,705.25	12,022.73
9/30/2017	7,957.05	11,814.11	12,561.34
12/31/2017	7,768.18	12,194.52	13,395.42
3/31/2018	8,232.7	11,582.36	13,293.61
6/30/2018	7,659.64	12,292.36	13,749.58
9/30/2018	7,638.33	12,398.07	14,809.68
12/31/2018	8,110.89	11,923.23	12,807.41
3/31/2019	6,971.43	14,014.56	14,555.62
6/30/2019	6,881.71	14,359.32	15,181.51
9/30/2019	6,442.38	15,466.42	15,439.6
12/31/2019	6,410.28	15,384.45	16,839.97
3/31/2020	7,666.54	12,429.1	13,539.33
6/30/2020	6,385.13	14,072.22	16,320.31
9/30/2020	6,178.07	14,342.41	17,777.72
12/31/2020	5,675.19	15,063.83	19,937.71
3/31/2021	5,225.88	16,422.59	21,167.87
6/30/2021	4,646.55	18,572.31	22,977.72
9/30/2021	4,574.61	18,735.75	23,110.99
12/31/2021	3,958.74	22,021.99	25,660.13
3/31/2022	4,183.75	20,652.23	24,479.77
6/30/2022	4,802	17,612.22	20,538.52
9/30/2022	5,337.71	15,669.59	19,536.24
12/31/2022	5,085.12	16,268.17	21,013.18
3/31/2023	5,039.59	16,585.4	22,589.17
6/30/2023	5,025.48	16,885.59	24,563.47
9/30/2023	5,611.95	15,382.78	23,760.24
12/31/2023	4,767.18	18,279.35	26,537.81
3/31/2024	4,871	18,178.82	29,340.21
6/30/2024	5,049.77	17,831.6	30,595.97
9/30/2024	4,391.7	20,893.29	32,398.07
12/31/2024	4,833.06	19,234.36	33,178.86
3/31/2025	4,723.99	19,922.95	31,762.12
5/31/2025	4,739.83	19,879.12	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short Real Estate	-7.37%	-6.49%	-7.19%
S&P Real Estate Select Sector Index	13.74%	7.46%	7.10%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 11,443,271
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 22,153
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,443,271 Number of Portfolio Holdings8 Net Investment Advisory Fees$22,153 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Specialized REITs	43.9%
Health Care REITs	13.5%
Residential REITs	12.5%
Retail REITs	12.4%
Industrial REITs	9.4%
Real Estate Management & Development	6.4%
Hotel & Resort REITs	1.0%
Office REITs	0.9%

Largest Holdings [Text Block]

Holdings

The Short Real Estate primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038822
Shareholder Report [Line Items]
Fund Name	Short Russell2000
Trading Symbol	RWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short Russell2000 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RWM	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short Russell2000 : $3,907	Russell 2000® Index : $19,012	Russell 3000 Index : $31,661
5/31/2015	10,000	10,000	10,000
6/30/2015	9,897.31	10,075	9,833
9/30/2015	11,095.1	8,874.06	9,120.11
12/31/2015	10,583.31	9,192.64	9,691.94
3/31/2016	10,572.66	9,052.91	9,785.95
6/30/2016	10,070.05	9,396.02	10,043.32
9/30/2016	9,167.29	10,246.36	10,485.23
12/31/2016	8,355.65	11,151.11	10,926.65
3/31/2017	8,112.25	11,426.54	11,553.84
6/30/2017	7,891.66	11,707.63	11,902.77
9/30/2017	7,460.33	12,371.46	12,446.73
12/31/2017	7,218.78	12,784.66	13,235.85
3/31/2018	7,191.16	12,774.44	13,151.14
6/30/2018	6,684.54	13,764.45	13,662.72
9/30/2018	6,481.98	14,257.22	14,635.51
12/31/2018	8,048.91	11,377.26	12,542.63
3/31/2019	7,035.3	13,036.07	14,303.61
6/30/2019	6,909.36	13,309.83	14,890.06
9/30/2019	7,074.07	12,990.39	15,062.79
12/31/2019	6,450.66	14,281.63	16,433.5
3/31/2020	8,428.82	9,910.03	12,998.9
6/30/2020	6,326.99	12,429.15	15,862.56
9/30/2020	5,943.92	13,041.91	17,323.5
12/31/2020	4,453.95	17,133.16	19,866.59
3/31/2021	3,866.86	19,309.07	21,128.11
6/30/2021	3,666.81	20,137.43	22,869.07
9/30/2021	3,786.6	19,259.44	22,846.2
12/31/2021	3,654.47	19,671.59	24,966.33
3/31/2022	3,869.12	18,190.32	23,648.11
6/30/2022	4,555.99	15,061.58	19,698.87
9/30/2022	4,616.87	14,731.74	18,820.3
12/31/2022	4,322.81	15,649.52	20,171.6
3/31/2023	4,235.9	16,078.32	21,619.92
6/30/2023	4,076.13	16,916	23,433.83
9/30/2023	4,371.02	16,048.21	22,672.23
12/31/2023	3,870.18	18,299.77	25,408.77
3/31/2024	3,728.31	19,247.7	27,954.73
6/30/2024	3,919.85	18,616.38	28,854.87
9/30/2024	3,617.77	20,342.12	30,652.53
12/31/2024	3,639.86	20,409.24	31,458.69
3/31/2025	4,060.59	18,474.45	29,973.84
5/31/2025	3,907.27	19,012.05	31,661.37

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short Russell2000	1.21%	-10.10%	-8.97%
Russell 2000® Index	1.19%	9.63%	6.63%
Russell 3000 Index	13.12%	15.33%	12.20%

AssetsNet	$ 180,096,293
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,079,852
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$180,096,293 Number of Portfolio Holdings13 Net Investment Advisory Fees$1,079,852 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(96)%
Russell 2000 E-Mini Index Futures	(4)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.5%
Industrials	18.3%
Health Care	15.9%
Information Technology	13.3%
Consumer Discretionary	9.5%
Real Estate	6.0%
Energy	4.6%
Materials	4.0%
Consumer Staples	3.3%
Utilities	3.0%
Other	2.6%

Largest Holdings [Text Block]

Holdings

The Short Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000018466
Shareholder Report [Line Items]
Fund Name	Short S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short S&P500® (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SH	$86	0.89%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.89%
Line Graph [Table Text Block]
	Short S&P500® : $2,896	S&P 500® Index : $33,531
5/31/2015	10,000	10,000
6/30/2015	10,183.93	9,806
9/30/2015	10,749.67	9,174.49
12/31/2015	9,969.96	9,820.38
3/31/2016	9,752.11	9,952.95
6/30/2016	9,467.88	10,197.8
9/30/2016	9,090.42	10,590.41
12/31/2016	8,737.81	10,994.96
3/31/2017	8,238.14	11,662.36
6/30/2017	8,000.86	12,022.73
9/30/2017	7,677.06	12,561.34
12/31/2017	7,222.29	13,395.42
3/31/2018	7,250.96	13,293.61
6/30/2018	7,036.39	13,749.58
9/30/2018	6,578.1	14,809.68
12/31/2018	7,574.01	12,807.41
3/31/2019	6,704.32	14,555.62
6/30/2019	6,477.25	15,181.51
9/30/2019	6,393.05	15,439.6
12/31/2019	5,889.66	16,839.97
3/31/2020	6,799.4	13,539.33
6/30/2020	5,487.52	16,320.31
9/30/2020	4,991.48	17,777.72
12/31/2020	4,412.64	19,937.71
3/31/2021	4,124.62	21,167.87
6/30/2021	3,781.02	22,977.72
9/30/2021	3,741.27	23,110.99
12/31/2021	3,347.21	25,660.13
3/31/2022	3,463.41	24,479.77
6/30/2022	4,052.27	20,538.52
9/30/2022	4,246.63	19,536.24
12/31/2022	3,949.17	21,013.18
3/31/2023	3,722.58	22,589.17
6/30/2023	3,488.87	24,563.47
9/30/2023	3,682.64	23,760.24
12/31/2023	3,363.93	26,537.81
3/31/2024	3,107.03	29,340.21
6/30/2024	3,043.96	30,595.97
9/30/2024	2,927.61	32,398.07
12/31/2024	2,911.1	33,178.86
3/31/2025	3,082	31,762.12
5/31/2025	2,896.46	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short S&P500®	-7.47%	-12.48%	-11.65%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 1,349,268,726
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 7,836,897
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,349,268,726 Number of Portfolio Holdings20 Net Investment Advisory Fees$7,836,897 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P 500® Short Swaps	(87)%
S&P 500 E-Mini Index Futures	(13)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.7%
Financials	14.3%
Consumer Discretionary	10.7%
Health Care	9.6%
Communication Services	9.6%
Industrials	8.7%
Consumer Staples	5.8%
Energy	3.0%
Utilities	2.5%
Real Estate	2.1%
Other	2.0%

Largest Holdings [Text Block]

Holdings

The Short S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038823
Shareholder Report [Line Items]
Fund Name	Short SmallCap600
Trading Symbol	SBB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short SmallCap600 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBB	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short SmallCap600 : $3,498	S&P SmallCap 600® Index : $20,999	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	9,874.82	10,103	9,821
9/30/2015	10,762.15	9,166.45	9,163.98
12/31/2015	10,265.46	9,507.44	9,767.88
3/31/2016	9,862.31	9,760.34	9,921.24
6/30/2016	9,431.49	10,100	10,179.19
9/30/2016	8,739.81	10,827.2	10,584.32
12/31/2016	7,803.25	12,032.27	11,041.56
3/31/2017	7,679.1	12,159.81	11,675.35
6/30/2017	7,523.67	12,367.74	12,020.94
9/30/2017	7,083.43	13,104.86	12,554.67
12/31/2017	6,807.53	13,623.81	13,374.49
3/31/2018	6,737.35	13,701.47	13,278.19
6/30/2018	6,196.12	14,903.09	13,762.85
9/30/2018	5,932.58	15,605.02	14,774.42
12/31/2018	7,358.04	12,468.41	12,710.43
3/31/2019	6,599.15	13,916	14,444.13
6/30/2019	6,486.07	14,176.23	15,045.01
9/30/2019	6,490	14,147.87	15,275.2
12/31/2019	6,005.12	15,309.41	16,637.74
3/31/2020	8,110.31	10,312.42	13,215.36
6/30/2020	6,190.12	12,574.97	15,960.19
9/30/2020	5,908.26	12,973.59	17,326.38
12/31/2020	4,416.08	17,035.63	19,620.4
3/31/2021	3,660.94	20,142.92	20,976.17
6/30/2021	3,462.85	21,051.37	22,683.63
9/30/2021	3,519.67	20,453.51	22,763.02
12/31/2021	3,289.53	21,607.09	25,200.94
3/31/2022	3,433.52	20,392.77	24,031.61
6/30/2022	3,918.9	17,515.35	20,181.75
9/30/2022	4,107.28	16,604.55	19,221.1
12/31/2022	3,749.11	18,130.51	20,718.42
3/31/2023	3,678.71	18,596.46	22,201.86
6/30/2023	3,598.65	19,225.03	24,064.6
9/30/2023	3,840.61	18,277.23	23,256.03
12/31/2023	3,360.25	21,040.75	25,995.59
3/31/2024	3,311.9	21,558.35	28,675.73
6/30/2024	3,464.22	20,887.89	29,725.26
9/30/2024	3,171.7	23,003.83	31,520.67
12/31/2024	3,220.7	22,870.41	32,220.43
3/31/2025	3,570.5	20,828.08	30,773.73
5/31/2025	3,498.27	20,998.87	32,410.89

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short SmallCap600	3.79%	-11.80%	-9.97%
S&P SmallCap 600® Index	-1.75%	11.61%	7.69%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

AssetsNet	$ 4,946,709
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,946,709 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P SmallCap 600® Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.2%
Industrials	19.0%
Consumer Discretionary	13.5%
Information Technology	12.2%
Health Care	11.0%
Real Estate	7.8%
Materials	4.9%
Energy	4.0%
Consumer Staples	3.2%
Communication Services	2.9%
Other	2.3%

Largest Holdings [Text Block]

Holdings

The Short SmallCap600 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000082080
Shareholder Report [Line Items]
Fund Name	Ultra 7-10 Year Treasury
Trading Symbol	UST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra 7-10 Year Treasury (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UST	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra 7-10 Year Treasury	6.11%	-9.31%	-1.47%
ICE U.S. Treasury 7-10 Year Bond Index	5.92%	-2.72%	0.92%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 24,007,974
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 140,683
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$24,007,974 Number of Portfolio Holdings7 Net Investment Advisory Fees$140,683 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Long Swaps	198%
U.S. Treasury 10 Year Note Futures	2%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	56.5%
U.S. Treasury Bills	43.9%

C000082081
Shareholder Report [Line Items]
Fund Name	Ultra 20+ Year Treasury
Trading Symbol	UBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra 20+ Year Treasury (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBT	$91	0.95%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra 20+ Year Treasury	-8.16%	-23.25%	-6.84%
ICE U.S. Treasury 20+ Year Bond Index	-0.56%	-9.55%	-0.91%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 134,905,576
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 900,931
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$134,905,576 Number of Portfolio Holdings11 Net Investment Advisory Fees$900,931 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Long Swaps	197%
U.S. Treasury Long Bond Futures	3%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	107.1%
Repurchase Agreements with various counterparties	3.7%

C000038820
Shareholder Report [Line Items]
Fund Name	Ultra Communication Services
Trading Symbol	LTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Communication Services (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LTL	$112	0.95%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Communication Services	36.28%	22.02%	7.97%
S&P Communication Services Select Sector Index	23.39%	14.55%	13.67%
S&P Total Market Index	13.02%	15.23%	12.12%

AssetsNet	$ 7,853,342
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,853,342 Number of Portfolio Holdings29 Net Investment Advisory Fees$- Portfolio Turnover Rate144%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
S&P Communication Services Select Sector Index Long Swaps	133%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Communication Services	67.2%
Short-Term Investments	9.9%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Meta Platforms, Inc., Class A	10.8%
Alphabet, Inc., Class A	5.9%
Netflix, Inc.	5.1%
Alphabet, Inc., Class C	4.8%
Walt Disney Co. (The)	3.3%
Take-Two Interactive Software, Inc.	3.2%
Live Nation Entertainment, Inc.	3.1%
Charter Communications, Inc., Class A	3.1%
Electronic Arts, Inc.	2.8%
AT&T, Inc.	2.8%

C000038810
Shareholder Report [Line Items]
Fund Name	Ultra Consumer Discretionary
Trading Symbol	UCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Consumer Discretionary (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UCC	$110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Consumer Discretionary	31.83%	10.99%	12.88%
S&P Consumer Discretionary Select Sector Index	22.88%	12.48%	12.25%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 13,873,530
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 11,195
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,873,530 Number of Portfolio Holdings59 Net Investment Advisory Fees$11,195 Portfolio Turnover Rate31%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
S&P Consumer Discretionary Select Sector Index Long Swaps	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	72.1%
U.S. Treasury Obligations	18.0%
Short-Term Investments	16.4%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	15.8%
Tesla, Inc.	13.1%
Home Depot, Inc. (The)	4.9%
Booking Holdings, Inc.	3.5%
McDonald's Corp.	3.1%
TJX Cos., Inc. (The)	2.7%
Lowe's Cos., Inc.	2.4%
Starbucks Corp.	1.8%
O'Reilly Automotive, Inc.	1.5%
NIKE, Inc., Class B	1.4%

C000038809
Shareholder Report [Line Items]
Fund Name	Ultra Consumer Staples
Trading Symbol	UGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Consumer Staples (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UGE	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Consumer Staples	11.04%	13.47%	9.75%
S&P Consumer Staples Select Sector Index	10.06%	9.90%	8.40%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 10,095,188
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,095,188 Number of Portfolio Holdings45 Net Investment Advisory Fees$- Portfolio Turnover Rate34%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
S&P Consumer Staples Select Sector Index Long Swaps	129%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	71.2%
Short-Term Investments	10.7%
U.S. Treasury Obligations	6.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Costco Wholesale Corp.	7.5%
Walmart, Inc.	7.0%
Procter & Gamble Co. (The)	6.5%
Philip Morris International, Inc.	4.6%
Coca-Cola Co. (The)	4.6%
Altria Group, Inc.	3.2%
Mondelez International, Inc., Class A	3.2%
Colgate-Palmolive Co.	3.2%
PepsiCo, Inc.	2.9%
Kimberly-Clark Corp.	2.0%

C000018464
Shareholder Report [Line Items]
Fund Name	Ultra Dow30℠
Trading Symbol	DDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Dow30℠ (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DDM	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Dow30℠	12.17%	18.77%	15.57%
Dow Jones Industrial Average℠ Index	11.16%	12.93%	11.33%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 398,968,514
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 3,126,097
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$398,968,514 Number of Portfolio Holdings42 Net Investment Advisory Fees$3,126,097 Portfolio Turnover Rate11%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Dow Jones Industrial Average℠ Long Swaps	84%
SPDR® Dow Jones Industrial Average℠ ETF Trust Long Swaps	27%
DJIA CBOT E-Mini Index Futures	11%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	20.3%
Information Technology	15.6%
Consumer Discretionary	10.7%
Industrials	10.5%
Health Care	9.3%
U.S. Treasury Obligations	9.1%
Short-Term Investments	6.9%
Materials	4.1%
Consumer Staples	3.8%
Communication Services	1.8%
Other	1.5%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Goldman Sachs Group, Inc. (The)	6.8%
Microsoft Corp.	5.2%
Home Depot, Inc. (The)	4.2%
Visa, Inc., Class A	4.1%
Sherwin-Williams Co. (The)	4.1%
Caterpillar, Inc.	3.9%
McDonald's Corp.	3.5%
UnitedHealth Group, Inc.	3.4%
American Express Co.	3.3%
Amgen, Inc.	3.3%

C000038814
Shareholder Report [Line Items]
Fund Name	Ultra Energy
Trading Symbol	DIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Energy (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DIG	$82	0.95%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Energy	-27.93%	28.03%	-5.30%
S&P Energy Select Sector Index	-9.41%	21.05%	4.62%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 64,733,834
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 572,066
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$64,733,834 Number of Portfolio Holdings34 Net Investment Advisory Fees$572,066 Portfolio Turnover Rate27%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
S&P Energy Select Sector Index Long Swaps	121%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Energy	78.1%
U.S. Treasury Obligations	15.8%
Short-Term Investments	14.3%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Exxon Mobil Corp.	18.1%
Chevron Corp.	11.9%
ConocoPhillips	5.7%
Williams Cos., Inc. (The)	4.1%
EOG Resources, Inc.	3.3%
Kinder Morgan, Inc.	3.2%
Marathon Petroleum Corp.	3.0%
ONEOK, Inc.	3.0%
Phillips 66	2.8%
Schlumberger NV	2.8%

C000038811
Shareholder Report [Line Items]
Fund Name	Ultra Financials
Trading Symbol	UYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Financials (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UYG	$112	0.94%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.94%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Financials	38.75%	27.12%	15.21%
S&P Financial Select Sector Index	24.33%	19.15%	12.07%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 837,185,962
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 5,971,713
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$837,185,962 Number of Portfolio Holdings85 Net Investment Advisory Fees$5,971,713 Portfolio Turnover Rate12%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
S&P Financial Select Sector Index Long Swaps	127%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	73.1%
U.S. Treasury Obligations	5.7%
Short-Term Investments	5.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Berkshire Hathaway, Inc., Class B	9.4%
JPMorgan Chase & Co.	7.5%
Visa, Inc., Class A	6.4%
Mastercard, Inc., Class A	4.9%
Bank of America Corp.	3.0%
Wells Fargo & Co.	2.5%
Goldman Sachs Group, Inc. (The)	1.9%
Progressive Corp. (The)	1.7%
American Express Co.	1.7%
S&P Global, Inc.	1.6%

C000063937
Shareholder Report [Line Items]
Fund Name	Ultra FTSE China 50
Trading Symbol	XPP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra FTSE China 50 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XPP	$118	0.95%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra FTSE China 50	48.39%	-13.88%	-12.16%
FTSE China 50 Index	38.31%	1.30%	-0.07%
S&P Global 1200 Index	13.92%	14.59%	10.44%

AssetsNet	$ 14,700,915
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 28,263
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,700,915 Number of Portfolio Holdings8 Net Investment Advisory Fees$28,263 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® China Large-Cap ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	31.4%
Financials	30.3%
Communication Services	18.5%
Information Technology	7.7%
Energy	4.7%
Health Care	1.9%
Materials	1.7%
Industrials	1.6%
Real Estate	0.9%
Consumer Staples	0.9%
Other	0.4%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	47.6%
U.S. Treasury Bills	33.9%

C000088640
Shareholder Report [Line Items]
Fund Name	Ultra FTSE Europe
Trading Symbol	UPV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra FTSE Europe (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPV	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Ultra FTSE Europe : $16,660	FTSE Developed Europe All Cap Index : $18,770	S&P Global 1200 Index : $27,020
5/31/2015	10,000	10,000	10,000
6/30/2015	9,318.99	9,712	9,763
9/30/2015	7,707.12	8,911.73	8,921.43
12/31/2015	7,931.91	9,161.26	9,416.57
3/31/2016	7,488.85	8,946.89	9,432.58
6/30/2016	6,986.73	8,678.48	9,560.86
9/30/2016	7,636.73	9,180.1	10,045.6
12/31/2016	7,409.65	9,116.75	10,254.54
3/31/2017	8,614.56	9,805.07	10,951.85
6/30/2017	10,038.96	10,575.75	11,423.88
9/30/2017	11,244.07	11,285.38	12,020.2
12/31/2017	11,597.87	11,563	12,700.55
3/31/2018	11,140.2	11,353.71	12,571
6/30/2018	10,653.54	11,240.17	12,745.74
9/30/2018	10,615.99	11,303.12	13,391.95
12/31/2018	7,863.71	9,811.11	11,663.05
3/31/2019	9,519.28	10,883.46	13,094.1
6/30/2019	10,195.33	11,372.13	13,632.27
9/30/2019	9,705.71	11,150.37	13,730.42
12/31/2019	11,592.07	12,223.04	14,953.8
3/31/2020	5,869.2	9,157.5	11,855.38
6/30/2020	7,812.15	10,638.27	14,062.85
9/30/2020	8,476.11	11,197.84	15,133.03
12/31/2020	11,186.08	13,020.85	17,281.92
3/31/2021	12,233.52	13,565.12	18,196.13
6/30/2021	14,142.29	14,590.64	19,566.3
9/30/2021	13,502.12	14,400.96	19,439.12
12/31/2021	14,798.36	15,148.37	21,005.91
3/31/2022	12,114.91	13,953.17	20,016.54
6/30/2022	8,867.41	11,839.26	16,952
9/30/2022	6,638.68	10,568.91	15,799.27
12/31/2022	9,405.03	12,656.27	17,470.83
3/31/2023	11,193.67	13,944.68	18,816.08
6/30/2023	11,638.3	14,340.7	20,106.87
9/30/2023	10,128.67	13,620.8	19,370.96
12/31/2023	12,428.27	15,200.81	21,557.94
3/31/2024	13,431.04	15,945.65	23,498.15
6/30/2024	13,329.73	16,050.9	24,250.09
9/30/2024	14,867.2	17,177.67	25,789.97
12/31/2024	11,872.73	15,538.92	25,645.55
3/31/2025	14,323.28	17,099.03	25,332.67
5/31/2025	16,659.9	18,769.6	27,019.83

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra FTSE Europe	16.90%	17.94%	5.24%
FTSE Developed Europe All Cap Index	14.04%	12.87%	6.50%
S&P Global 1200 Index	13.92%	14.59%	10.44%

AssetsNet	$ 8,800,272
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,800,272 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Vanguard® FTSE Europe ETF Shares Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.0%
Industrials	18.9%
Health Care	12.9%
Consumer Staples	9.5%
Consumer Discretionary	8.7%
Information Technology	7.4%
Materials	5.9%
Utilities	4.2%
Energy	4.1%
Communication Services	3.7%
Other	1.7%

Country Weights

Country	% of Exposure
United Kingdom	23.3%
France	15.4%
Germany	15.0%
Switzerland	14.0%
Netherlands	6.3%
Sweden	5.5%
Italy	5.2%
Spain	4.9%
Denmark	3.5%
Belgium	1.8%
Other	5.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	34.0%
Repurchase Agreements with various counterparties	23.0%

C000038812
Shareholder Report [Line Items]
Fund Name	Ultra Health Care
Trading Symbol	RXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Health Care (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RXL	$86	0.95%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Health Care	-19.15%	5.54%	8.22%
S&P Health Care Select Sector Index	-6.03%	6.97%	7.76%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 64,340,788
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 530,198
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$64,340,788 Number of Portfolio Holdings71 Net Investment Advisory Fees$530,198 Portfolio Turnover Rate2%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
S&P Health Care Select Sector Index Long Swaps	121%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	80.0%
U.S. Treasury Obligations	26.4%
Short-Term Investments	13.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Eli Lilly & Co.	9.6%
Johnson & Johnson	6.2%
AbbVie, Inc.	5.5%
UnitedHealth Group, Inc.	4.6%
Abbott Laboratories	3.8%
Intuitive Surgical, Inc.	3.3%
Merck & Co., Inc.	3.2%
Boston Scientific Corp.	2.6%
Amgen, Inc.	2.6%
Thermo Fisher Scientific, Inc.	2.6%

C000098413
Shareholder Report [Line Items]
Fund Name	Ultra High Yield
Trading Symbol	UJB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra High Yield (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UJB	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra High Yield	12.60%	5.38%	4.94%
Markit iBoxx® $ Liquid High Yield Index	9.69%	5.21%	4.53%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 17,916,793
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 5,089
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$17,916,793 Number of Portfolio Holdings6 Net Investment Advisory Fees$5,089 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® iBoxx $ High Yield Corporate Bond ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
High Yield	100.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	74.9%
U.S. Treasury Bills	11.7%

C000038813
Shareholder Report [Line Items]
Fund Name	Ultra Industrials
Trading Symbol	UXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Industrials (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UXI	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Industrials	23.93%	22.52%	15.55%
S&P Industrials Select Sector Index	17.54%	18.06%	12.01%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 22,687,732
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 66,967
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$22,687,732 Number of Portfolio Holdings85 Net Investment Advisory Fees$66,967 Portfolio Turnover Rate2%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
S&P Industrials Select Sector Index Long Swaps	129%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	71.2%
U.S. Treasury Obligations	13.2%
Short-Term Investments	11.0%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
General Electric Co.	4.3%
RTX Corp.	3.0%
Uber Technologies, Inc.	2.9%
Caterpillar, Inc.	2.7%
Boeing Co. (The)	2.5%
Honeywell International, Inc.	2.4%
Union Pacific Corp.	2.2%
Automatic Data Processing, Inc.	2.2%
GE Vernova, Inc.	2.1%
Deere & Co.	2.1%

C000038872
Shareholder Report [Line Items]
Fund Name	Ultra Materials
Trading Symbol	UYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Materials (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UYM	$87	0.95%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Materials	-16.48%	16.45%	6.65%
S&P Materials Select Sector Index	-3.72%	11.50%	7.72%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 32,902,232
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 187,144
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$32,902,232 Number of Portfolio Holdings34 Net Investment Advisory Fees$187,144 Portfolio Turnover Rate42%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
S&P Materials Select Sector Index Long Swaps	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	72.0%
Short-Term Investments	15.0%
U.S. Treasury Obligations	9.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Linde plc	13.3%
Sherwin-Williams Co. (The)	5.0%
Ecolab, Inc.	4.0%
Newmont Corp.	3.8%
Corteva, Inc.	3.8%
Air Products and Chemicals, Inc.	3.7%
Freeport-McMoRan, Inc.	3.3%
Vulcan Materials Co.	3.3%
Martin Marietta Materials, Inc.	3.1%
DuPont de Nemours, Inc.	2.6%

C000018463
Shareholder Report [Line Items]
Fund Name	Ultra MidCap400
Trading Symbol	MVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra MidCap400 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MVV	$91	0.95%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MidCap400	-7.39%	16.50%	8.81%
S&P MidCap 400® Index	2.17%	12.92%	8.72%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

AssetsNet	$ 132,866,275
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 963,599
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$132,866,275 Number of Portfolio Holdings410 Net Investment Advisory Fees$963,599 Portfolio Turnover Rate22%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
S&P MidCap 400® Long Swaps	86%
SPDR® S&P MidCap 400® ETF Trust Long Swaps	23%
S&P Midcap 400 E-Mini Index Futures	10%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	17.9%
Financials	14.7%
Consumer Discretionary	10.9%
Information Technology	9.0%
Health Care	7.1%
Short-Term Investments	6.7%
Real Estate	5.6%
Materials	4.8%
Consumer Staples	4.4%
Energy	2.9%
Other	3.2%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Interactive Brokers Group, Inc., Class A	0.7%
EMCOR Group, Inc.	0.6%
Duolingo, Inc., Class A	0.6%
RB Global, Inc.	0.6%
US Foods Holding Corp.	0.5%
Guidewire Software, Inc.	0.5%
Docusign, Inc., Class A	0.5%
Sprouts Farmers Market, Inc.	0.5%
Comfort Systems USA, Inc.	0.5%
Carlisle Cos., Inc.	0.5%

C000088638
Shareholder Report [Line Items]
Fund Name	Ultra MSCI Brazil Capped
Trading Symbol	UBR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra MSCI Brazil Capped (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBR	$89	0.95%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI Brazil Capped	-13.34%	0.15%	-10.70%
MSCI Brazil 25/50 Index	-0.03%	8.56%	4.00%
MSCI Emerging Markets Index	13.04%	7.07%	3.93%

AssetsNet	$ 2,297,035
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,297,035 Number of Portfolio Holdings8 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Brazil Capped ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	39.0%
Energy	14.2%
Materials	12.1%
Utilities	11.8%
Industrials	9.9%
Consumer Staples	7.0%
Communication Services	2.1%
Health Care	1.6%
Information Technology	1.2%
Consumer Discretionary	1.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	50.5%
U.S. Treasury Bills	39.1%

C000063940
Shareholder Report [Line Items]
Fund Name	Ultra MSCI EAFE
Trading Symbol	EFO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra MSCI EAFE (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFO	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Ultra MSCI EAFE : $15,096	MSCI EAFE Index : $17,864
5/31/2015	10,000	10,000
6/30/2015	9,350.45	9,717
9/30/2015	7,501.53	8,722.95
12/31/2015	7,950.92	9,133.8
3/31/2016	7,405.99	8,858.87
6/30/2016	7,205.15	8,729.54
9/30/2016	8,021.09	9,290.84
12/31/2016	7,757.55	9,224.88
3/31/2017	8,971.51	9,893.68
6/30/2017	10,060.41	10,499.18
9/30/2017	11,004.31	11,066.13
12/31/2017	11,735.58	11,534.23
3/31/2018	11,338.92	11,338.15
6/30/2018	10,753.79	11,216.83
9/30/2018	10,923.82	11,368.26
12/31/2018	8,164.18	9,942.68
3/31/2019	9,770.39	10,934.96
6/30/2019	10,300.21	11,337.36
9/30/2019	9,978.86	11,216.05
12/31/2019	11,428.61	12,132.4
3/31/2020	6,294.93	9,362.58
6/30/2020	8,163.04	10,755.73
9/30/2020	8,829.56	11,272
12/31/2020	11,691.71	13,081.16
3/31/2021	12,526.01	13,536.38
6/30/2021	13,790.23	14,236.21
9/30/2021	13,372.76	14,172.15
12/31/2021	14,015.44	14,553.38
3/31/2022	12,054.32	13,693.28
6/30/2022	8,883.91	11,706.38
9/30/2022	6,940.78	10,610.67
12/31/2022	9,251.35	12,450.55
3/31/2023	10,690.97	13,505.12
6/30/2023	11,123.2	13,903.52
9/30/2023	9,808.02	13,332.08
12/31/2023	11,709.95	14,721.29
3/31/2024	12,858.21	15,555.98
6/30/2024	12,516.13	15,507.76
9/30/2024	13,947.34	16,633.62
12/31/2024	11,484.72	15,284.64
3/31/2025	13,138.23	16,333.16
5/31/2025	15,095.78	17,863.58

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI EAFE	15.47%	14.45%	4.20%
MSCI EAFE Index	13.33%	11.41%	5.97%

AssetsNet	$ 14,859,729
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,859,729 Number of Portfolio Holdings8 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.7%
Industrials	18.6%
Health Care	11.5%
Consumer Discretionary	10.2%
Information Technology	8.3%
Consumer Staples	8.3%
Materials	5.7%
Communication Services	5.2%
Utilities	3.4%
Energy	3.1%
Other	2.0%

Country Weights

Country	% of Exposure
Japan	22.0%
United Kingdom	14.9%
France	11.2%
Germany	10.4%
Switzerland	9.7%
Australia	6.8%
Netherlands	4.6%
Sweden	3.6%
Spain	3.3%
Italy	3.2%
Other	10.3%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	38.9%
Repurchase Agreements with various counterparties	32.1%

C000063941
Shareholder Report [Line Items]
Fund Name	Ultra MSCI Emerging Markets
Trading Symbol	EET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra MSCI Emerging Markets (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EET	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Ultra MSCI Emerging Markets : $8,454	MSCI Emerging Markets Index : $14,708
5/31/2015	10,000	10,000
6/30/2015	9,393.84	9,740
9/30/2015	6,293.33	7,996.54
12/31/2015	6,172.33	8,049.32
3/31/2016	6,839.35	8,508.93
6/30/2016	6,867.29	8,565.09
9/30/2016	8,066.12	9,338.52
12/31/2016	7,116.13	8,950.04
3/31/2017	8,927.74	9,974.82
6/30/2017	9,853.81	10,600.24
9/30/2017	11,441.76	11,436.6
12/31/2017	12,911.72	12,287.48
3/31/2018	13,262.51	12,444.76
6/30/2018	10,655.71	11,470.33
9/30/2018	10,278.39	11,345.31
12/31/2018	8,547.24	10,498.95
3/31/2019	10,149.07	11,539.39
6/30/2019	10,141.37	11,609.78
9/30/2019	9,059.31	11,116.37
12/31/2019	11,262.61	12,432.55
3/31/2020	5,956.88	9,498.47
6/30/2020	8,056.34	11,215.79
9/30/2020	9,674.48	12,288.02
12/31/2020	13,430.22	14,708.76
3/31/2021	14,082.32	15,045.59
6/30/2021	15,066.49	15,805.39
9/30/2021	12,439.28	14,526.73
12/31/2021	11,948.29	14,336.43
3/31/2022	9,997.96	13,337.18
6/30/2022	7,851	11,810.08
9/30/2022	5,797.69	10,443.65
12/31/2022	6,793.8	11,456.68
3/31/2023	7,158.54	11,910.37
6/30/2023	7,135.71	12,017.56
9/30/2023	6,400.99	11,665.45
12/31/2023	7,264.1	12,582.35
3/31/2024	7,401.1	12,845.32
6/30/2024	7,883.02	13,524.84
9/30/2024	8,901.83	14,704.21
12/31/2024	7,488.13	13,526.4
3/31/2025	7,996.99	13,922.72
5/31/2025	8,454.1	14,707.96

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI Emerging Markets	12.19%	3.42%	-1.67%
MSCI Emerging Markets Index	13.04%	7.07%	3.93%

AssetsNet	$ 25,504,373
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 43,347
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$25,504,373 Number of Portfolio Holdings8 Net Investment Advisory Fees$43,347 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	24.7%
Information Technology	22.9%
Consumer Discretionary	13.4%
Communication Services	10.0%
Industrials	6.7%
Materials	5.7%
Consumer Staples	4.8%
Energy	4.3%
Health Care	3.3%
Utilities	2.6%
Other	1.6%

Country Weights

Country	% of Exposure
China	29.1%
India	18.7%
Taiwan	18.5%
South Korea	9.7%
Brazil	4.4%
Saudi Arabia	3.6%
South Africa	3.3%
Mexico	2.1%
United Arab Emirates	1.4%
Malaysia	1.3%
Other	7.9%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	50.9%
Repurchase Agreements with various counterparties	42.2%

C000063942
Shareholder Report [Line Items]
Fund Name	Ultra MSCI Japan
Trading Symbol	EZJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra MSCI Japan (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EZJ	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI Japan	7.78%	7.13%	3.12%
MSCI Japan Index	11.17%	8.38%	5.70%
MSCI EAFE Index	13.33%	11.41%	5.97%

AssetsNet	$ 6,388,822
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,388,822 Number of Portfolio Holdings8 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
iShares® MSCI Japan ETF Long Swaps	146%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	24.0%
Consumer Discretionary	18.0%
Financials	16.5%
Information Technology	13.3%
Communication Services	8.0%
Health Care	7.3%
Consumer Staples	5.4%
Materials	3.5%
Real Estate	2.3%
Utilities	1.0%
Other	0.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
iShares MSCI Japan ETF	53.7%
Repurchase Agreements with various counterparties	10.2%
U.S. Treasury Bills	7.8%

C000051848
Shareholder Report [Line Items]
Fund Name	Ultra Nasdaq Biotechnology
Trading Symbol	BIB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BIB	$85	0.95%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Nasdaq Biotechnology	-21.93%	-9.14%	-6.80%
Nasdaq Biotechnology® Index	-6.52%	0.06%	1.29%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

AssetsNet	$ 44,300,168
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 375,297
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$44,300,168 Number of Portfolio Holdings274 Net Investment Advisory Fees$375,297 Portfolio Turnover Rate28%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Nasdaq Biotechnology Index® Long Swaps	127%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	74.0%
U.S. Treasury Obligations	31.0%
Short-Term Investments	19.7%
Other	3.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Gilead Sciences, Inc.	6.4%
Amgen, Inc.	6.2%
Vertex Pharmaceuticals, Inc.	6.1%
Regeneron Pharmaceuticals, Inc.	4.4%
AstraZeneca plc (ADR)	3.5%
Alnylam Pharmaceuticals, Inc.	3.3%
Biogen, Inc.	1.6%
Argenx SE (ADR)	1.5%
United Therapeutics Corp.	1.2%
Royalty Pharma plc, Class A	1.2%

C000224815
Shareholder Report [Line Items]
Fund Name	Ultra Nasdaq Cloud Computing
Trading Symbol	SKYU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Nasdaq Cloud Computing (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SKYU	$114	0.95%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (1/19/21)
Ultra Nasdaq Cloud Computing	40.55%	-5.96%
ISE CTA Cloud Computing Index	28.45%	4.37%
Nasdaq-100® Index	16.02%	12.94%
Nasdaq Composite Index	15.02%	9.69%

Performance Inception Date	Jan. 19, 2021
AssetsNet	$ 2,594,196
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,594,196 Number of Portfolio Holdings67 Net Investment Advisory Fees$- Portfolio Turnover Rate61%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
ISE Cloud Computing Index Long Swaps	132%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	58.6%
Communication Services	4.6%
Consumer Discretionary	2.7%
Industrials	1.0%
Short-Term Investments	0.8%
Health Care	0.6%
Financials	0.5%
Other	0.8%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	3.2%
International Business Machines Corp.	2.8%
Pure Storage, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.8%
Nutanix, Inc., Class A	2.8%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.7%
Arista Networks, Inc.	2.6%
Cloudflare, Inc., Class A	2.1%
Rubrik, Inc., Class A	2.0%

C000224813
Shareholder Report [Line Items]
Fund Name	Ultra Nasdaq Cybersecurity
Trading Symbol	UCYB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Nasdaq Cybersecurity (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UCYB	$123	0.95%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (1/19/21)
Ultra Nasdaq Cybersecurity	58.85%	9.32%
Nasdaq CTA Cybersecurity Index℠	35.35%	12.31%
Nasdaq-100® Index	16.02%	12.94%
Nasdaq Composite Index	15.02%	9.69%

Performance Inception Date	Jan. 19, 2021
AssetsNet	$ 4,545,517
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,545,517 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
First Trust Nasdaq Cybersecurity ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Software & Services	65.9%
Technology Hardware & Equipment	11.1%
Semiconductors & Semiconductor	8.9%
Commercial & Professional Services	8.5%
Capital Goods	5.6%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	54.0%

C000018465
Shareholder Report [Line Items]
Fund Name	Ultra QQQ
Trading Symbol	QLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra QQQ (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QLD	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra QQQ	18.10%	26.25%	27.14%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

AssetsNet	$ 7,681,861,069
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 50,221,341
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,681,861,069 Number of Portfolio Holdings124 Net Investment Advisory Fees$50,221,341 Portfolio Turnover Rate16%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Nasdaq-100 Index® Long Swaps	90%
PowerShares QQQ Trust℠, Series 1 Long Swaps	24%
Nasdaq 100 E-Mini Index Futures	9%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	39.3%
U.S. Treasury Obligations	16.7%
Communication Services	11.9%
Consumer Discretionary	10.7%
Consumer Staples	4.4%
Health Care	3.9%
Industrials	3.7%
Utilities	1.1%
Short-Term Investments	1.1%
Materials	1.1%
Other	0.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	6.6%
NVIDIA Corp.	6.4%
Apple, Inc.	5.9%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	3.6%
Meta Platforms, Inc., Class A	2.8%
Netflix, Inc.	2.5%
Tesla, Inc.	2.4%
Costco Wholesale Corp.	2.2%
Alphabet, Inc., Class A	2.0%

C000038816
Shareholder Report [Line Items]
Fund Name	Ultra Real Estate
Trading Symbol	URE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Real Estate (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
URE	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Real Estate	17.15%	5.65%	3.55%
S&P Real Estate Select Sector Index	13.74%	7.46%	7.10%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 61,667,062
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 411,184
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$61,667,062 Number of Portfolio Holdings41 Net Investment Advisory Fees$411,184 Portfolio Turnover Rate5%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
S&P Real Estate Select Sector Index Long Swaps	127%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Real Estate	73.4%
U.S. Treasury Obligations	15.0%
Short-Term Investments	13.6%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Prologis, Inc.	6.9%
American Tower Corp.	6.9%
Welltower, Inc.	6.4%
Equinix, Inc.	5.9%
Digital Realty Trust, Inc.	3.7%
Simon Property Group, Inc.	3.4%
Realty Income Corp.	3.4%
Public Storage	3.3%
Crown Castle, Inc.	3.0%
CBRE Group, Inc., Class A	2.5%

C000038807
Shareholder Report [Line Items]
Fund Name	Ultra Russell2000
Trading Symbol	UWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Russell2000 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UWM	$90	0.95%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Russell2000	-9.69%	8.64%	3.96%
Russell 2000® Index	1.19%	9.63%	6.63%
Russell 3000 Index	13.12%	15.33%	12.20%

AssetsNet	$ 309,292,414
Holdings Count | Holding	1,951
Advisory Fees Paid, Amount	$ 2,225,220
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$309,292,414 Number of Portfolio Holdings1,951 Net Investment Advisory Fees$2,225,220 Portfolio Turnover Rate66%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Russell 2000® Index Long Swaps	112%
Russell 2000 E-Mini Index Futures	9%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
U.S. Treasury Obligations	16.2%
Financials	15.4%
Industrials	14.4%
Short-Term Investments	14.0%
Health Care	12.6%
Information Technology	10.5%
Consumer Discretionary	7.5%
Real Estate	4.8%
Energy	3.7%
Materials	3.2%
Other	8.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Sprouts Farmers Market, Inc.	0.6%
Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Carpenter Technology Corp.	0.4%
Hims & Hers Health, Inc.	0.4%
Rocket Lab Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Credo Technology Group Holding Ltd.	0.3%
HealthEquity, Inc.	0.3%

C000018459
Shareholder Report [Line Items]
Fund Name	Ultra S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SSO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra S&P500® (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SSO	$94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra S&P500®	16.03%	24.53%	18.73%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 5,622,093,616
Holdings Count | Holding	523
Advisory Fees Paid, Amount	$ 38,815,469
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,622,093,616 Number of Portfolio Holdings523 Net Investment Advisory Fees$38,815,469 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
S&P 500® Long Swaps	88%
SPDR® S&P 500® ETF Trust Long Swaps	20%
S&P 500 E-Mini Index Futures	11%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	25.4%
U.S. Treasury Obligations	14.1%
Financials	11.5%
Consumer Discretionary	8.6%
Communication Services	7.7%
Health Care	7.7%
Industrials	7.0%
Consumer Staples	4.8%
Energy	2.4%
Utilities	2.0%
Other	4.4%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	5.5%
NVIDIA Corp.	5.3%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc., Class A	2.3%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class A	1.6%
Tesla, Inc.	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Alphabet, Inc., Class C	1.3%

C000038817
Shareholder Report [Line Items]
Fund Name	Ultra Semiconductors
Trading Symbol	USD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Semiconductors (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USD	$92	0.95%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Semiconductors	-6.14%	51.55%	38.83%
Dow Jones U.S. Semiconductors Index℠	13.59%	35.87%	27.44%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 1,005,563,888
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 8,175,155
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,005,563,888 Number of Portfolio Holdings46 Net Investment Advisory Fees$8,175,155 Portfolio Turnover Rate205%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Dow Jones U.S. Semiconductors℠ Index Long Swaps	133%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	66.9%
U.S. Treasury Obligations	27.3%
Short-Term Investments	7.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	37.8%
Broadcom, Inc.	13.0%
Advanced Micro Devices, Inc.	2.1%
Texas Instruments, Inc.	1.9%
QUALCOMM, Inc.	1.8%
Applied Materials, Inc.	1.5%
Analog Devices, Inc.	1.2%
Micron Technology, Inc.	1.2%
Lam Research Corp.	1.2%
KLA Corp.	1.2%

C000038818
Shareholder Report [Line Items]
Fund Name	Ultra SmallCap600
Trading Symbol	SAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra SmallCap600 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAA	$88	0.95%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra SmallCap600	-14.88%	12.89%	5.96%
S&P SmallCap 600® Index	-1.75%	11.61%	7.69%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

AssetsNet	$ 27,070,037
Holdings Count | Holding	610
Advisory Fees Paid, Amount	$ 114,036
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$27,070,037 Number of Portfolio Holdings610 Net Investment Advisory Fees$114,036 Portfolio Turnover Rate38%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
S&P SmallCap 600® Long Swaps	118%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	15.6%
Industrials	15.5%
Short-Term Investments	14.0%
Consumer Discretionary	11.0%
Information Technology	10.0%
U.S. Treasury Obligations	9.6%
Health Care	9.0%
Real Estate	6.4%
Materials	4.0%
Energy	3.2%
Other	7.2%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Mr Cooper Group, Inc.	0.5%
Brinker International, Inc.	0.5%
Badger Meter, Inc.	0.5%
BorgWarner, Inc.	0.5%
Corcept Therapeutics, Inc.	0.5%
Qorvo, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Armstrong World Industries, Inc.	0.4%
Dycom Industries, Inc.	0.4%
Stride, Inc.	0.4%

C000038819
Shareholder Report [Line Items]
Fund Name	Ultra Technology
Trading Symbol	ROM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Technology (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROM	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Technology	5.23%	25.31%	28.62%
S&P Technology Select Sector Index	10.84%	19.86%	19.82%
S&P Total Market Index	13.02%	15.23%	12.12%

AssetsNet	$ 631,247,184
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 5,116,818
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$631,247,184 Number of Portfolio Holdings81 Net Investment Advisory Fees$5,116,818 Portfolio Turnover Rate69%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
S&P Technology Select Sector Index Long Swaps	126%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	74.4%
U.S. Treasury Obligations	19.7%
Short-Term Investments	6.4%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	10.7%
NVIDIA Corp.	10.3%
Apple, Inc.	9.4%
Broadcom, Inc.	3.8%
Palantir Technologies, Inc., Class A	2.2%
Oracle Corp.	2.2%
Salesforce, Inc.	2.1%
Cisco Systems, Inc.	2.0%
International Business Machines Corp.	1.9%
Intuit, Inc.	1.7%

C000038821
Shareholder Report [Line Items]
Fund Name	Ultra Utilities
Trading Symbol	UPW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Utilities (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPW	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Utilities	22.42%	11.56%	11.79%
S&P Utilities Select Sector Index	16.23%	10.01%	9.94%
S&P Total Market Index	13.02%	15.23%	12.12%

AssetsNet	$ 16,663,106
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 19,170
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,663,106 Number of Portfolio Holdings39 Net Investment Advisory Fees$19,170 Portfolio Turnover Rate13%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
S&P Utilities Select Sector Index Long Swaps	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Utilities	71.9%
U.S. Treasury Obligations	9.6%
Short-Term Investments	8.1%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
NextEra Energy, Inc.	8.4%
Southern Co. (The)	5.7%
Constellation Energy Corp.	5.5%
Duke Energy Corp.	5.3%
American Electric Power Co., Inc.	3.2%
Vistra Corp.	3.2%
Sempra	2.9%
Dominion Energy, Inc.	2.7%
Exelon Corp.	2.5%
Public Service Enterprise Group, Inc.	2.3%

C000074108
Shareholder Report [Line Items]
Fund Name	UltraPro Dow30℠
Trading Symbol	UDOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraPro Dow30℠ (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UDOW	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Dow30℠	11.19%	23.19%	17.27%
Dow Jones Industrial Average℠ Index	11.16%	12.93%	11.33%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 679,198,251
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 5,222,097
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$679,198,251 Number of Portfolio Holdings44 Net Investment Advisory Fees$5,222,097 Portfolio Turnover Rate24%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Dow Jones Industrial Average℠ Long Swaps	218%
DJIA CBOT E-Mini Index Futures	14%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
U.S. Treasury Obligations	31.4%
Financials	17.9%
Information Technology	13.8%
Short-Term Investments	11.4%
Consumer Discretionary	9.4%
Industrials	9.3%
Health Care	8.2%
Materials	3.6%
Consumer Staples	3.4%
Communication Services	1.6%
Other	1.3%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Goldman Sachs Group, Inc. (The)	6.0%
Microsoft Corp.	4.6%
Home Depot, Inc. (The)	3.7%
Visa, Inc., Class A	3.6%
Sherwin-Williams Co. (The)	3.6%
Caterpillar, Inc.	3.5%
McDonald's Corp.	3.1%
UnitedHealth Group, Inc.	3.0%
American Express Co.	2.9%
Amgen, Inc.	2.9%

C000074110
Shareholder Report [Line Items]
Fund Name	UltraPro MidCap400
Trading Symbol	UMDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraPro MidCap400 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UMDD	$86	0.95%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro MidCap400	-18.70%	16.48%	4.95%
S&P MidCap 400® Index	2.17%	12.92%	8.72%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

AssetsNet	$ 26,192,702
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 101,008
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$26,192,702 Number of Portfolio Holdings412 Net Investment Advisory Fees$101,008 Portfolio Turnover Rate67%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
S&P MidCap 400® Long Swaps	225%
S&P Midcap 400 E-Mini Index Futures	14%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Short-Term Investments	16.9%
U.S. Treasury Obligations	16.3%
Industrials	13.5%
Financials	11.1%
Consumer Discretionary	8.2%
Information Technology	6.8%
Health Care	5.4%
Real Estate	4.3%
Materials	3.6%
Consumer Staples	3.4%
Other	4.7%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Interactive Brokers Group, Inc., Class A	0.5%
EMCOR Group, Inc.	0.5%
Duolingo, Inc., Class A	0.4%
RB Global, Inc.	0.4%
US Foods Holding Corp.	0.4%
Guidewire Software, Inc.	0.4%
Docusign, Inc., Class A	0.4%
Sprouts Farmers Market, Inc.	0.4%
Carlisle Cos., Inc.	0.4%
Comfort Systems USA, Inc.	0.4%

C000074098
Shareholder Report [Line Items]
Fund Name	UltraPro QQQ
Trading Symbol	TQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraPro QQQ (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TQQQ	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro QQQ	13.82%	28.67%	31.33%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

AssetsNet	$ 24,411,133,151
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 141,218,172
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$24,411,133,151 Number of Portfolio Holdings126 Net Investment Advisory Fees$141,218,172 Portfolio Turnover Rate25%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Nasdaq-100 Index® Long Swaps	230%
Nasdaq 100 E-Mini Index Futures	8%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.8%
U.S. Treasury Obligations	27.8%
Communication Services	9.6%
Consumer Discretionary	8.6%
Short-Term Investments	4.0%
Consumer Staples	3.5%
Health Care	3.2%
Industrials	3.0%
Utilities	0.9%
Materials	0.9%
Other	0.6%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	5.4%
NVIDIA Corp.	5.2%
Apple, Inc.	4.7%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., Class A	2.2%
Netflix, Inc.	2.0%
Tesla, Inc.	2.0%
Costco Wholesale Corp.	1.8%
Alphabet, Inc., Class A	1.6%

C000074111
Shareholder Report [Line Items]
Fund Name	UltraPro Russell2000
Trading Symbol	URTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraPro Russell2000 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
URTY	$84	0.95%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Russell2000	-23.51%	2.59%	-3.66%
Russell 2000® Index	1.19%	9.63%	6.63%
Russell 3000 Index	13.12%	15.33%	12.20%

AssetsNet	$ 295,605,456
Holdings Count | Holding	1,950
Advisory Fees Paid, Amount	$ 2,551,879
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$295,605,456 Number of Portfolio Holdings1,950 Net Investment Advisory Fees$2,551,879 Portfolio Turnover Rate91%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Russell 2000® Index Long Swaps	232%
Russell 2000 E-Mini Index Futures	7%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
U.S. Treasury Obligations	33.9%
Short-Term Investments	13.8%
Financials	11.8%
Industrials	11.0%
Health Care	9.7%
Information Technology	8.1%
Consumer Discretionary	5.7%
Real Estate	3.7%
Energy	2.8%
Materials	2.4%
Other	6.3%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.3%
FTAI Aviation Ltd.	0.3%
Carpenter Technology Corp.	0.3%
Hims & Hers Health, Inc.	0.3%
Rocket Lab Corp.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Mueller Industries, Inc.	0.2%
Credo Technology Group Holding Ltd.	0.2%
HealthEquity, Inc.	0.2%

C000074109
Shareholder Report [Line Items]
Fund Name	UltraPro S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	UPRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraPro S&P500® (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPRO	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro S&P500®	15.51%	30.74%	21.62%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 3,836,825,481
Holdings Count | Holding	524
Advisory Fees Paid, Amount	$ 28,975,046
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,836,825,481 Number of Portfolio Holdings524 Net Investment Advisory Fees$28,975,046 Portfolio Turnover Rate5%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
S&P 500® Long Swaps	217%
S&P 500 E-Mini Index Futures	17%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	21.0%
U.S. Treasury Obligations	20.1%
Financials	9.5%
Consumer Discretionary	7.1%
Communication Services	6.4%
Health Care	6.4%
Industrials	5.8%
Consumer Staples	3.9%
Energy	2.0%
Short-Term Investments	1.9%
Other	4.2%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Microsoft Corp.	4.5%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Amazon.com, Inc.	2.6%
Meta Platforms, Inc., Class A	1.9%
Broadcom, Inc.	1.5%
Alphabet, Inc., Class A	1.3%
Tesla, Inc.	1.3%
Berkshire Hathaway, Inc., Class B	1.2%
Alphabet, Inc., Class C	1.1%

C000074107
Shareholder Report [Line Items]
Fund Name	UltraPro Short 20+ Year Treasury
Trading Symbol	TTT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraPro Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TTT	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraPro Short 20+ Year Treasury : $5,885	ICE U.S. Treasury 20+ Year Bond Index : $9,124	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	11,099.77	9,588	9,912	9,891
9/30/2015	9,065.87	10,094.25	10,085	10,012.66
12/31/2015	9,181.14	9,952.93	9,991	9,955.59
3/31/2016	7,008.08	10,798.93	10,310	10,257.24
6/30/2016	5,609.2	11,554.85	10,531	10,483.93
9/30/2016	5,531.82	11,490.14	10,497	10,532.15
12/31/2016	7,957.84	10,097.54	10,095	10,218.29
3/31/2017	7,523.3	10,240.92	10,164	10,302.08
6/30/2017	6,603.56	10,668.99	10,284	10,451.46
9/30/2017	6,456.79	10,729.81	10,323	10,540.3
12/31/2017	5,948.76	11,006.64	10,329	10,581.41
3/31/2018	6,563.51	10,636.81	10,207	10,426.92
6/30/2018	6,478.06	10,680.42	10,218	10,410.24
9/30/2018	7,146.12	10,355.74	10,157	10,412.32
12/31/2018	6,350.1	10,788.61	10,418	10,583.08
3/31/2019	5,565.44	11,297.83	10,639	10,894.22
6/30/2019	4,684.81	11,989.26	10,959	11,229.77
9/30/2019	3,637.89	12,965.18	11,222	11,484.68
12/31/2019	4,091.41	12,415.46	11,134	11,505.35
3/31/2020	1,870.68	15,207.7	12,080	11,867.77
6/30/2020	1,819.27	15,101.24	12,107	12,211.94
9/30/2020	1,768.05	15,125.41	12,128	12,287.65
12/31/2020	1,884.7	14,659.54	12,028	12,369.98
3/31/2021	2,876.2	12,577.89	11,507	11,953.11
6/30/2021	2,299.07	13,499.85	11,724	12,171.85
9/30/2021	2,201.5	13,513.35	11,719	12,177.94
12/31/2021	1,932.57	14,024.15	11,750	12,179.16
3/31/2022	2,552.35	12,505.34	11,107	11,456.93
6/30/2022	3,622.39	10,987.19	10,702	10,919.6
9/30/2022	4,755.61	9,806.07	10,212	10,400.92
12/31/2022	4,876.52	9,671.72	10,285	10,595.42
3/31/2023	3,858.49	10,302.32	10,593	10,909.04
6/30/2023	4,184.24	10,057.12	10,446	10,817.41
9/30/2023	6,394.26	8,749.7	10,126	10,468.01
12/31/2023	4,328.13	9,880.16	10,683	11,181.92
3/31/2024	4,905.62	9,524.47	10,587	11,094.7
6/30/2024	5,286.88	9,336.84	10,606	11,102.47
9/30/2024	4,276.2	10,080.99	11,110	11,679.8
12/31/2024	5,801.34	9,118.25	10,759	11,322.4
3/31/2025	5,137.16	9,552.28	11,076	11,637.16
5/31/2025	5,885.22	9,124.34	11,029	11,598.76

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short 20+ Year Treasury	5.82%	25.94%	-5.16%
ICE U.S. Treasury 20+ Year Bond Index	-0.56%	-9.55%	-0.91%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 24,647,463
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 178,316
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$24,647,463 Number of Portfolio Holdings10 Net Investment Advisory Fees$178,316 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(300)%
U.S. Treasury Long Bond Futures	(1)%
Total	(301)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Holdings

The UltraPro Short 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000074100
Shareholder Report [Line Items]
Fund Name	UltraPro Short Dow30℠
Trading Symbol	SDOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraPro Short Dow30℠ (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDOW	$82	0.95%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraPro Short Dow30℠ : $117	Dow Jones Industrial Average℠ Index : $29,280	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,576.45	9,794	9,806
9/30/2015	12,344.78	9,110.38	9,174.49
12/31/2015	9,565.45	9,811.88	9,820.38
3/31/2016	8,570.27	10,027.74	9,952.95
6/30/2016	7,866.58	10,235.31	10,197.8
9/30/2016	7,156.98	10,519.86	10,590.41
12/31/2016	5,530.16	11,430.87	10,994.96
3/31/2017	4,740.55	12,024.14	11,662.36
6/30/2017	4,219.7	12,499.09	12,022.73
9/30/2017	3,597.52	13,196.54	12,561.34
12/31/2017	2,643.93	14,642.88	13,395.42
3/31/2018	2,664.56	14,355.88	13,293.61
6/30/2018	2,542.57	14,536.76	13,749.58
9/30/2018	1,948.37	15,936.65	14,809.68
12/31/2018	2,625.47	14,134.22	12,807.41
3/31/2019	1,869.76	15,803.47	14,555.62
6/30/2019	1,709.02	16,310.76	15,181.51
9/30/2019	1,602.31	16,609.25	15,439.6
12/31/2019	1,324.29	17,717.09	16,839.97
3/31/2020	1,677.86	13,689.99	13,539.33
6/30/2020	834.96	16,224.01	16,320.31
9/30/2020	631.01	17,557.62	17,777.72
12/31/2020	443.78	19,441.56	19,937.71
3/31/2021	339.16	21,053.26	21,167.87
6/30/2021	286.46	22,122.77	22,977.72
9/30/2021	292.76	21,799.77	23,110.99
12/31/2021	226.78	23,515.42	25,660.13
3/31/2022	246.29	22,551.28	24,479.77
6/30/2022	323.06	20,120.26	20,538.52
9/30/2022	379.31	18,878.84	19,536.24
12/31/2022	235.57	21,901.34	21,013.18
3/31/2023	231.7	22,105.02	22,589.17
6/30/2023	212.2	22,982.59	24,563.47
9/30/2023	234.72	22,499.95	23,760.24
12/31/2023	167.72	25,445.2	26,537.81
3/31/2024	145.65	27,007.53	29,340.21
6/30/2024	156.57	26,664.54	30,595.97
9/30/2024	125	28,989.69	32,398.07
12/31/2024	124.18	29,259.29	33,178.86
3/31/2025	129.32	29,004.73	31,762.12
5/31/2025	117.17	29,280.28	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short Dow30℠	-26.83%	-34.00%	-35.90%
Dow Jones Industrial Average℠ Index	11.16%	12.93%	11.33%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 217,277,139
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,983,633
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$217,277,139 Number of Portfolio Holdings15 Net Investment Advisory Fees$1,983,633 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(289)%
DJIA CBOT E-Mini Index Futures	(11)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	26.2%
Information Technology	20.2%
Consumer Discretionary	13.8%
Industrials	13.6%
Health Care	11.8%
Materials	5.2%
Consumer Staples	4.9%
Communication Services	2.3%
Energy	2.0%

Largest Holdings [Text Block]

Holdings

The UltraPro Short Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000074102
Shareholder Report [Line Items]
Fund Name	UltraPro Short MidCap400
Trading Symbol	SMDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraPro Short MidCap400 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMDD	$87	0.95%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraPro Short MidCap400 : $98	S&P MidCap 400® Index : $23,074	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	10,329.76	9,868	9,821
9/30/2015	12,724.55	9,029.22	9,163.98
12/31/2015	11,361.91	9,263.98	9,767.88
3/31/2016	9,532.71	9,615.09	9,921.24
6/30/2016	8,114.88	9,998.73	10,179.19
9/30/2016	7,019.74	10,412.67	10,584.32
12/31/2016	5,549.06	11,185.29	11,041.56
3/31/2017	4,867.27	11,625.99	11,675.35
6/30/2017	4,535.99	11,855.03	12,020.94
9/30/2017	4,092.69	12,236.76	12,554.67
12/31/2017	3,407.1	13,001.56	13,374.49
3/31/2018	3,365.47	12,901.44	13,278.19
6/30/2018	2,947.84	13,454.92	13,762.85
9/30/2018	2,646.56	13,974.28	14,774.42
12/31/2018	4,412.22	11,559.52	12,710.43
3/31/2019	2,900.57	13,234.5	14,444.13
6/30/2019	2,614.7	13,638.15	15,045.01
9/30/2019	2,552.94	13,625.87	15,275.2
12/31/2019	2,070.47	14,587.86	16,637.74
3/31/2020	3,383.08	10,255.27	13,215.36
6/30/2020	1,309.29	12,723.71	15,960.19
9/30/2020	1,074.89	13,330.63	17,326.38
12/31/2020	524.15	16,579.3	19,620.4
3/31/2021	331.35	18,812.54	20,976.17
6/30/2021	286.76	19,497.31	22,683.63
9/30/2021	290.93	19,154.16	22,763.02
12/31/2021	219.75	20,686.49	25,200.94
3/31/2022	234.13	19,676.99	24,031.61
6/30/2022	341.17	16,642.8	20,181.75
9/30/2022	345.83	16,233.39	19,221.1
12/31/2022	235.9	17,983.34	20,718.42
3/31/2023	205.66	18,668.51	22,201.86
6/30/2023	178.61	19,573.93	24,064.6
9/30/2023	206.19	18,751.83	23,256.03
12/31/2023	145.77	20,940.17	25,995.59
3/31/2024	109.98	23,023.71	28,675.73
6/30/2024	124.12	22,229.39	29,725.26
9/30/2024	100.8	23,772.11	31,520.67
12/31/2024	100.25	23,852.94	32,220.43
3/31/2025	120.95	22,397.91	30,773.73
5/31/2025	98.09	23,074.33	32,410.89

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short MidCap400	-16.47%	-41.74%	-37.03%
S&P MidCap 400® Index	2.17%	12.92%	8.72%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

AssetsNet	$ 3,293,203
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,293,203 Number of Portfolio Holdings9 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(282)%
S&P Midcap 400 E-Mini Index Futures	(18)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	22.2%
Financials	18.2%
Consumer Discretionary	13.5%
Information Technology	11.2%
Health Care	8.8%
Real Estate	6.9%
Materials	5.9%
Consumer Staples	5.5%
Energy	3.7%
Utilities	2.9%
Other	1.2%

Largest Holdings [Text Block]

Holdings

The UltraPro Short MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000074099
Shareholder Report [Line Items]
Fund Name	UltraPro Short QQQ
Trading Symbol	SQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraPro Short QQQ (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SQQQ	$72	0.95%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraPro Short QQQ : $6	Nasdaq-100® Index : $52,147	Nasdaq Composite Index : $41,425
5/31/2015	10,000	10,000	10,000
6/30/2015	10,671.97	9,760	9,844
9/30/2015	11,231.39	9,308.11	9,146.06
12/31/2015	8,041.43	10,258.47	9,942.68
3/31/2016	7,947.6	10,047.15	9,701.08
6/30/2016	7,918.14	9,932.61	9,678.76
9/30/2016	5,741.41	10,996.39	10,648.57
12/31/2016	5,624.43	11,005.19	10,825.34
3/31/2017	3,984.14	12,335.71	11,921.95
6/30/2017	3,473.95	12,852.58	12,417.9
9/30/2017	2,876.61	13,645.59	13,170.43
12/31/2017	2,320.33	14,636.26	14,033.09
3/31/2018	1,973.04	15,097.3	14,396.55
6/30/2018	1,560.27	16,194.87	15,348.16
9/30/2018	1,213.8	17,589.25	16,485.46
12/31/2018	1,833.77	14,641.29	13,635.12
3/31/2019	1,116.2	17,114.21	15,927.18
6/30/2019	969.23	17,841.56	16,543.57
9/30/2019	904.14	18,071.71	16,573.34
12/31/2019	624.67	20,419.23	18,640.04
3/31/2020	546.33	18,318.09	16,039.76
6/30/2020	211.88	23,868.47	21,004.06
9/30/2020	133.19	26,880.67	23,364.92
12/31/2020	85.09	30,399.36	27,016.85
3/31/2021	73.75	30,934.38	27,813.85
6/30/2021	51.22	34,454.72	30,506.23
9/30/2021	48.44	34,830.27	30,436.07
12/31/2021	33.27	38,759.13	33,007.91
3/31/2022	37.98	35,305.69	30,053.7
6/30/2022	65.93	27,432.52	23,357.74
9/30/2022	68.66	26,220	22,444.45
12/31/2022	60.68	26,209.52	22,267.14
3/31/2023	33.17	31,653.23	26,063.69
6/30/2023	21.62	36,524.66	29,465
9/30/2023	23.8	35,480.06	28,304.08
12/31/2023	16	40,660.15	32,207.21
3/31/2024	12.62	44,205.71	35,205.7
6/30/2024	10.18	47,764.27	38,187.62
9/30/2024	9.28	48,776.87	39,241.6
12/31/2024	8.04	51,181.57	41,733.45
3/31/2025	10.03	47,051.22	37,451.59
5/31/2025	6.19	52,146.87	41,425.21

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short QQQ	-48.87%	-52.78%	-52.22%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

AssetsNet	$ 3,100,176,816
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 17,667,957
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,100,176,816 Number of Portfolio Holdings25 Net Investment Advisory Fees$17,667,957 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(291)%
Nasdaq 100 E-Mini Index Futures	(9)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	51.2%
Communication Services	15.4%
Consumer Discretionary	13.9%
Consumer Staples	5.7%
Health Care	5.1%
Industrials	4.8%
Utilities	1.5%
Materials	1.4%
Energy	0.5%
Financials	0.4%
Other	0.1%

Largest Holdings [Text Block]

Holdings

The UltraPro Short QQQ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000074103
Shareholder Report [Line Items]
Fund Name	UltraPro Short Russell2000
Trading Symbol	SRTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraPro Short Russell2000 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SRTY	$85	0.95%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraPro Short Russell2000 : $91	Russell 2000® Index : $19,012	Russell 3000 Index : $31,661
5/31/2015	10,000	10,000	10,000
6/30/2015	9,666.19	10,075	9,833
9/30/2015	13,288.17	8,874.06	9,120.11
12/31/2015	11,285	9,192.64	9,691.94
3/31/2016	10,835.69	9,052.91	9,785.95
6/30/2016	9,150.97	9,396.02	10,043.32
9/30/2016	6,815.48	10,246.36	10,485.23
12/31/2016	5,078.67	11,151.11	10,926.65
3/31/2017	4,587.28	11,426.54	11,553.84
6/30/2017	4,170.69	11,707.63	11,902.77
9/30/2017	3,484.36	12,371.46	12,446.73
12/31/2017	3,128.08	12,784.66	13,235.85
3/31/2018	3,015.17	12,774.44	13,151.14
6/30/2018	2,376.28	13,764.45	13,662.72
9/30/2018	2,133.89	14,257.22	14,635.51
12/31/2018	3,852.19	11,377.26	12,542.63
3/31/2019	2,495.76	13,036.07	14,303.61
6/30/2019	2,293.57	13,309.83	14,890.06
9/30/2019	2,381.33	12,990.39	15,062.79
12/31/2019	1,777.7	14,281.63	16,433.5
3/31/2020	2,993.38	9,910.03	12,998.9
6/30/2020	1,064.25	12,429.15	15,862.56
9/30/2020	854.49	13,041.91	17,323.5
12/31/2020	345.71	17,133.16	19,866.59
3/31/2021	214.01	19,309.07	21,128.11
6/30/2021	178.41	20,137.43	22,869.07
9/30/2021	191.54	19,259.44	22,846.2
12/31/2021	167.04	19,671.59	24,966.33
3/31/2022	188.78	18,190.32	23,648.11
6/30/2022	287.06	15,061.58	19,698.87
9/30/2022	282.73	14,731.74	18,820.3
12/31/2022	215.21	15,649.52	20,171.6
3/31/2023	191.81	16,078.32	21,619.92
6/30/2023	162.98	16,916	23,433.83
9/30/2023	192.62	16,048.21	22,672.23
12/31/2023	124.72	18,299.77	25,408.77
3/31/2024	105.74	19,247.7	27,954.73
6/30/2024	117.98	18,616.38	28,854.87
9/30/2024	86.72	20,342.12	30,652.53
12/31/2024	83.56	20,409.24	31,458.69
3/31/2025	111.05	18,474.45	29,973.84
5/31/2025	90.87	19,012.05	31,661.37

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short Russell2000	-20.30%	-41.17%	-37.51%
Russell 2000® Index	1.19%	9.63%	6.63%
Russell 3000 Index	13.12%	15.33%	12.20%

AssetsNet	$ 89,137,278
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 525,963
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$89,137,278 Number of Portfolio Holdings12 Net Investment Advisory Fees$525,963 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(292)%
Russell 2000 E-Mini Index Futures	(8)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.5%
Industrials	18.3%
Health Care	15.9%
Information Technology	13.3%
Consumer Discretionary	9.5%
Real Estate	6.0%
Energy	4.6%
Materials	4.0%
Consumer Staples	3.3%
Utilities	3.0%
Other	2.6%

Largest Holdings [Text Block]

Holdings

The UltraPro Short Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000074101
Shareholder Report [Line Items]
Fund Name	UltraPro Short S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SPXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraPro Short S&P500® (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXU	$75	0.90%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]
	UltraPro Short S&P500® : $70	S&P 500® Index : $33,531
5/31/2015	10,000	10,000
6/30/2015	10,542	9,806
9/30/2015	12,044.05	9,174.49
12/31/2015	9,490.16	9,820.38
3/31/2016	8,693.19	9,952.95
6/30/2016	7,869.12	10,197.8
9/30/2016	6,934.71	10,590.41
12/31/2016	6,143.04	10,994.96
3/31/2017	5,141.84	11,662.36
6/30/2017	4,695.77	12,022.73
9/30/2017	4,130.13	12,561.34
12/31/2017	3,427.74	13,395.42
3/31/2018	3,365.79	13,293.61
6/30/2018	3,024.92	13,749.58
9/30/2018	2,447.45	14,809.68
12/31/2018	3,555.71	12,807.41
3/31/2019	2,411.62	14,555.62
6/30/2019	2,134.91	15,181.51
9/30/2019	2,006.28	15,439.6
12/31/2019	1,551.03	16,839.97
3/31/2020	1,871.65	13,539.33
6/30/2020	912.18	16,320.31
9/30/2020	674.42	17,777.72
12/31/2020	458.23	19,937.71
3/31/2021	368.96	21,167.87
6/30/2021	282.67	22,977.72
9/30/2021	272.47	23,110.99
12/31/2021	193.06	25,660.13
3/31/2022	207.7	24,479.77
6/30/2022	314.52	20,538.52
9/30/2022	347.94	19,536.24
12/31/2022	262.78	21,013.18
3/31/2023	211.67	22,589.17
6/30/2023	169.07	24,563.47
9/30/2023	192.86	23,760.24
12/31/2023	142.01	26,537.81
3/31/2024	108.38	29,340.21
6/30/2024	98.91	30,595.97
9/30/2024	84.49	32,398.07
12/31/2024	80.54	33,178.86
3/31/2025	92.18	31,762.12
5/31/2025	70.35	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short S&P500®	-35.12%	-41.31%	-39.09%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 566,445,007
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 3,936,333
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$566,445,007 Number of Portfolio Holdings19 Net Investment Advisory Fees$3,936,333 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P 500® Short Swaps	(286)%
S&P 500 E-Mini Index Futures	(14)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.7%
Financials	14.3%
Consumer Discretionary	10.7%
Health Care	9.6%
Communication Services	9.6%
Industrials	8.7%
Consumer Staples	5.8%
Energy	3.0%
Utilities	2.5%
Real Estate	2.1%
Other	2.0%

Largest Holdings [Text Block]

Holdings

The UltraPro Short S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000051862
Shareholder Report [Line Items]
Fund Name	UltraShort 7-10 Year Treasury
Trading Symbol	PST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort 7-10 Year Treasury (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PST	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort 7-10 Year Treasury : $10,944	ICE U.S. Treasury 7-10 Year Bond Index : $10,962	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	10,302.5	9,833	9,912	9,891
9/30/2015	9,640.28	10,124.06	10,085	10,012.66
12/31/2015	9,843.21	9,988.39	9,991	9,955.59
3/31/2016	8,943.58	10,453.85	10,310	10,257.24
6/30/2016	8,439.18	10,745.52	10,531	10,483.93
9/30/2016	8,504.83	10,687.49	10,497	10,532.15
12/31/2016	9,508.38	10,091.13	10,095	10,218.29
3/31/2017	9,320.62	10,188	10,164	10,302.08
6/30/2017	9,079.76	10,329.62	10,284	10,451.46
9/30/2017	9,029.51	10,376.1	10,323	10,540.3
12/31/2017	9,113.34	10,350.16	10,329	10,581.41
3/31/2018	9,519.54	10,156.61	10,207	10,426.92
6/30/2018	9,617.83	10,145.44	10,218	10,410.24
9/30/2018	9,871.63	10,065.29	10,157	10,412.32
12/31/2018	9,282.91	10,442.74	10,418	10,583.08
3/31/2019	8,882.92	10,742.45	10,639	10,894.22
6/30/2019	8,326.18	11,166.77	10,959	11,229.77
9/30/2019	7,971.5	11,470.51	11,222	11,484.68
12/31/2019	8,228.81	11,329.42	11,134	11,505.35
3/31/2020	6,739.68	12,500.88	12,080	11,867.77
6/30/2020	6,616.96	12,592.14	12,107	12,211.94
9/30/2020	6,553.09	12,626.14	12,128	12,287.65
12/31/2020	6,693.88	12,462	12,028	12,369.98
3/31/2021	7,490.28	11,737.96	11,507	11,953.11
6/30/2021	7,091.1	12,051.36	11,724	12,171.85
9/30/2021	7,050.93	12,026.05	11,719	12,177.94
12/31/2021	6,972.79	12,078.97	11,750	12,179.16
3/31/2022	7,895.68	11,289	11,107	11,456.93
6/30/2022	8,580.02	10,806.96	10,702	10,919.6
9/30/2022	9,648.31	10,180.16	10,212	10,400.92
12/31/2022	9,661.68	10,279.92	10,285	10,595.42
3/31/2023	9,126.26	10,644.86	10,593	10,909.04
6/30/2023	9,732.35	10,446.87	10,446	10,817.41
9/30/2023	10,973.86	9,986.16	10,126	10,468.01
12/31/2023	9,952.78	10,627.27	10,683	11,181.92
3/31/2024	10,524.27	10,483.8	10,587	11,094.7
6/30/2024	10,857.73	10,478.56	10,606	11,102.47
9/30/2024	10,018.9	11,080.03	11,110	11,679.8
12/31/2024	11,293.5	10,571.46	10,759	11,322.4
3/31/2025	10,734.66	10,983.74	11,076	11,637.16
5/31/2025	10,944.06	10,961.78	11,029	11,598.76

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort 7-10 Year Treasury	-0.82%	10.52%	0.91%
ICE U.S. Treasury 7-10 Year Bond Index	5.92%	-2.72%	0.92%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 13,976,866
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 45,450
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,976,866 Number of Portfolio Holdings7 Net Investment Advisory Fees$45,450 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Short Swaps	(198)%
U.S. Treasury 10 Year Note Futures	(3)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000051863
Shareholder Report [Line Items]
Fund Name	UltraShort 20+ Year Treasury
Trading Symbol	TBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort 20+ Year Treasury (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBT	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Line Graph [Table Text Block]
	UltraShort 20+ Year Treasury : $9,324	ICE U.S. Treasury 20+ Year Bond Index : $9,124	ICE U.S. Treasury Core Bond Index : $11,029	Bloomberg U.S. Aggregate Bond Index : $11,599
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	10,757.19	9,588	9,912	9,891
9/30/2015	9,460.44	10,094.25	10,085	10,012.66
12/31/2015	9,574.11	9,952.93	9,991	9,955.59
3/31/2016	8,024.6	10,798.93	10,310	10,257.24
6/30/2016	6,944.03	11,554.85	10,531	10,483.93
9/30/2016	6,904.25	11,490.14	10,497	10,532.15
12/31/2016	8,829.17	10,097.54	10,095	10,218.29
3/31/2017	8,525.99	10,240.92	10,164	10,302.08
6/30/2017	7,833.21	10,668.99	10,284	10,451.46
9/30/2017	7,736.76	10,729.81	10,323	10,540.3
12/31/2017	7,343.8	11,006.64	10,329	10,581.41
3/31/2018	7,865.92	10,636.81	10,207	10,426.92
6/30/2018	7,826.79	10,680.42	10,218	10,410.24
9/30/2018	8,380.42	10,355.74	10,157	10,412.32
12/31/2018	7,772.69	10,788.61	10,418	10,583.08
3/31/2019	7,146.09	11,297.83	10,639	10,894.22
6/30/2019	6,400.66	11,989.26	10,959	11,229.77
9/30/2019	5,448.02	12,965.18	11,222	11,484.68
12/31/2019	5,923.17	12,415.46	11,134	11,505.35
3/31/2020	3,619.45	15,207.7	12,080	11,867.77
6/30/2020	3,573.76	15,101.24	12,107	12,211.94
9/30/2020	3,518.21	15,125.41	12,128	12,287.65
12/31/2020	3,686.54	14,659.54	12,028	12,369.98
3/31/2021	4,903	12,577.89	11,507	11,953.11
6/30/2021	4,232.85	13,499.85	11,724	12,171.85
9/30/2021	4,127.63	13,513.35	11,719	12,177.94
12/31/2021	3,803.09	14,024.15	11,750	12,179.16
3/31/2022	4,613.87	12,505.34	11,107	11,456.93
6/30/2022	5,886.9	10,987.19	10,702	10,919.6
9/30/2022	7,146.16	9,806.07	10,212	10,400.92
12/31/2022	7,378.76	9,671.72	10,285	10,595.42
3/31/2023	6,397.78	10,302.32	10,593	10,909.04
6/30/2023	6,819.98	10,057.12	10,446	10,817.41
9/30/2023	9,157.85	8,749.7	10,126	10,468.01
12/31/2023	7,190.92	9,880.16	10,683	11,181.92
3/31/2024	7,901.57	9,524.47	10,587	11,094.7
6/30/2024	8,395.44	9,336.84	10,606	11,102.47
9/30/2024	7,357.34	10,080.99	11,110	11,679.8
12/31/2024	9,111.45	9,118.25	10,759	11,322.4
3/31/2025	8,457.87	9,552.28	11,076	11,637.16
5/31/2025	9,323.81	9,124.34	11,029	11,598.76

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort 20+ Year Treasury	7.75%	20.86%	-0.70%
ICE U.S. Treasury 20+ Year Bond Index	-0.56%	-9.55%	-0.91%
ICE U.S. Treasury Core Bond Index	5.03%	-1.82%	0.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%

AssetsNet	$ 312,571,447
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 2,242,993
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$312,571,447 Number of Portfolio Holdings12 Net Investment Advisory Fees$2,242,993 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(198)%
U.S. Treasury Long Bond Futures	(2)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038858
Shareholder Report [Line Items]
Fund Name	UltraShort Consumer Discretionary
Trading Symbol	SCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Consumer Discretionary (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCC	$77	0.95%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Consumer Discretionary : $579	S&P Consumer Discretionary Select Sector Index : $31,776	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,038.87	10,063	9,806
9/30/2015	10,412.82	9,805.39	9,174.49
12/31/2015	9,174.1	10,373.12	9,820.38
3/31/2016	8,728.33	10,539.09	9,952.95
6/30/2016	8,798.49	10,443.18	10,197.8
9/30/2016	8,265.03	10,750.21	10,590.41
12/31/2016	7,707.55	10,998.54	10,994.96
3/31/2017	6,725.06	11,927.92	11,662.36
6/30/2017	6,403.67	12,208.23	12,022.73
9/30/2017	6,347.27	12,310.77	12,561.34
12/31/2017	5,297.14	13,525.85	13,395.42
3/31/2018	5,005.46	13,943.8	13,293.61
6/30/2018	4,376.76	15,083.01	13,749.58
9/30/2018	3,654.84	16,232.33	14,809.68
12/31/2018	4,748.94	13,765.02	12,807.41
3/31/2019	3,684.42	15,891.71	14,555.62
6/30/2019	3,216.96	16,718.08	15,181.51
9/30/2019	3,235.5	16,977.21	15,439.6
12/31/2019	2,919.19	17,708.93	16,839.97
3/31/2020	3,827.64	13,906.82	13,539.33
6/30/2020	2,267.83	18,172.04	16,320.31
9/30/2020	1,693.81	20,950.55	17,777.72
12/31/2020	1,329.28	22,976.47	19,937.71
3/31/2021	1,205.56	24,047.17	21,167.87
6/30/2021	1,076.9	25,610.24	22,977.72
9/30/2021	1,077.51	25,792.07	23,110.99
12/31/2021	986.29	29,410.7	25,660.13
3/31/2022	1,131.19	26,660.8	24,479.77
6/30/2022	1,801.44	19,859.63	20,538.52
9/30/2022	1,688.52	20,632.17	19,536.24
12/31/2022	1,610.92	18,756.7	21,013.18
3/31/2023	1,281.04	21,787.79	22,589.17
6/30/2023	995.05	24,807.57	24,563.47
9/30/2023	1,106.21	23,552.31	23,760.24
12/31/2023	895.46	26,220.79	26,537.81
3/31/2024	849.5	27,044.12	29,340.21
6/30/2024	873.69	26,862.92	30,595.97
9/30/2024	717.83	29,608.31	32,398.07
12/31/2024	572.05	33,202.76	33,178.86
3/31/2025	728.92	29,311.4	31,762.12
5/31/2025	578.66	31,776.49	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Consumer Discretionary	-38.21%	-25.01%	-24.80%
S&P Consumer Discretionary Select Sector Index	22.88%	12.48%	12.25%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 2,569,413
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,569,413 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Consumer Discretionary Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Retailing	44.9%
Consumer Services	25.9%
Automobiles & Components	21.4%
Consumer Durables & Apparel	7.8%

Largest Holdings [Text Block]

Holdings

The UltraShort Consumer Discretionary primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038857
Shareholder Report [Line Items]
Fund Name	UltraShort Consumer Staples
Trading Symbol	SZK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Consumer Staples (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SZK	$90	0.95%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Consumer Staples : $1,308	S&P Consumer Staples Select Sector Index : $22,424	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,163.44	9,825	9,806
9/30/2015	10,170.88	9,807.32	9,174.49
12/31/2015	8,833.84	10,570.32	9,820.38
3/31/2016	7,946.98	11,168.6	9,952.95
6/30/2016	7,365.3	11,685.71	10,197.8
9/30/2016	7,378.55	11,350.33	10,590.41
12/31/2016	7,587.75	11,115.38	10,994.96
3/31/2017	6,499.67	11,802.31	11,662.36
6/30/2017	6,113.5	11,973.44	12,022.73
9/30/2017	6,152.87	11,840.54	12,561.34
12/31/2017	5,533.49	12,569.91	13,395.42
3/31/2018	6,153.02	11,700.08	13,293.61
6/30/2018	6,082.08	11,538.62	13,749.58
9/30/2018	5,954.28	12,172.09	14,809.68
12/31/2018	7,252.11	11,568.35	12,807.41
3/31/2019	5,718.52	12,859.38	14,555.62
6/30/2019	5,467.33	13,425.19	15,181.51
9/30/2019	4,974.99	14,279.03	15,439.6
12/31/2019	4,433.39	14,770.23	16,839.97
3/31/2020	5,489.27	12,853.06	13,539.33
6/30/2020	3,672.63	13,951.99	16,320.31
9/30/2020	2,574.33	15,345.8	17,777.72
12/31/2020	1,848.55	16,291.1	19,937.71
3/31/2021	1,712.18	16,555.01	21,167.87
6/30/2021	1,551.49	17,102.98	22,977.72
9/30/2021	1,583.55	16,935.37	23,110.99
12/31/2021	1,148.79	19,113.26	25,660.13
3/31/2022	1,240.95	18,872.44	24,479.77
6/30/2022	1,607.34	18,109.99	20,538.52
9/30/2022	1,679.4	16,851.35	19,536.24
12/31/2022	1,688.47	18,979.67	21,013.18
3/31/2023	1,473.27	19,116.32	22,589.17
6/30/2023	1,513.64	19,112.5	24,563.47
9/30/2023	1,782.09	17,851.08	23,760.24
12/31/2023	1,639.69	18,827.53	26,537.81
3/31/2024	1,476.38	20,124.75	29,340.21
6/30/2024	1,487.47	20,336.06	30,595.97
9/30/2024	1,288.59	22,176.47	32,398.07
12/31/2024	1,451.79	21,149.7	33,178.86
3/31/2025	1,347.99	22,097.21	31,762.12
5/31/2025	1,308.18	22,424.24	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Consumer Staples	-10.87%	-19.86%	-18.40%
S&P Consumer Staples Select Sector Index	10.06%	9.90%	8.40%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 693,016
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$693,016 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Consumer Staples Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Food, Beverage & Tobacco	47.0%
Food & Staples Retailing	30.4%
Household & Personal Products	22.6%

Largest Holdings [Text Block]

Holdings

The UltraShort Consumer Staples primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000018461
Shareholder Report [Line Items]
Fund Name	UltraShort Dow30℠
Trading Symbol	DXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Dow30℠ (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DXD	$88	0.95%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Dow30℠ : $736	Dow Jones Industrial Average℠ Index : $29,280	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,389.68	9,794	9,806
9/30/2015	11,633.36	9,110.38	9,174.49
12/31/2015	9,869.16	9,811.88	9,820.38
3/31/2016	9,239.86	10,027.74	9,952.95
6/30/2016	8,758.32	10,235.31	10,197.8
9/30/2016	8,239.69	10,519.86	10,590.41
12/31/2016	6,951.48	11,430.87	10,994.96
3/31/2017	6,280.04	12,024.14	11,662.36
6/30/2017	5,818.71	12,499.09	12,022.73
9/30/2017	5,238.75	13,196.54	12,561.34
12/31/2017	4,271.2	14,642.88	13,395.42
3/31/2018	4,339.06	14,355.88	13,293.61
6/30/2018	4,226.02	14,536.76	13,749.58
9/30/2018	3,545.96	15,936.65	14,809.68
12/31/2018	4,391.34	14,134.22	12,807.41
3/31/2019	3,520.67	15,803.47	14,555.62
6/30/2019	3,328.89	16,310.76	15,181.51
9/30/2019	3,208.26	16,609.25	15,439.6
12/31/2019	2,833.61	17,717.09	16,839.97
3/31/2020	3,643.84	13,689.99	13,539.33
6/30/2020	2,362.56	16,224.01	16,320.31
9/30/2020	1,973.3	17,557.62	17,777.72
12/31/2020	1,572.35	19,441.56	19,937.71
3/31/2021	1,320.9	21,053.26	21,167.87
6/30/2021	1,184.12	22,122.77	22,977.72
9/30/2021	1,205.46	21,799.77	23,110.99
12/31/2021	1,021.13	23,515.42	25,660.13
3/31/2022	1,087.02	22,551.28	24,479.77
6/30/2022	1,319.17	20,120.26	20,538.52
9/30/2022	1,481.36	18,878.84	19,536.24
12/31/2022	1,092.36	21,901.34	21,013.18
3/31/2023	1,087.87	22,105.02	22,589.17
6/30/2023	1,030.51	22,982.59	24,563.47
9/30/2023	1,105.55	22,499.95	23,760.24
12/31/2023	887.1	25,445.2	26,537.81
3/31/2024	809.79	27,007.53	29,340.21
6/30/2024	855.49	26,664.54	30,595.97
9/30/2024	742.34	28,989.69	32,398.07
12/31/2024	744.68	29,259.29	33,178.86
3/31/2025	770.9	29,004.73	31,762.12
5/31/2025	736.03	29,280.28	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Dow30℠	-15.11%	-21.85%	-22.96%
Dow Jones Industrial Average℠ Index	11.16%	12.93%	11.33%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 57,131,047
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 414,047
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$57,131,047 Number of Portfolio Holdings11 Net Investment Advisory Fees$414,047 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(190)%
DJIA CBOT E-Mini Index Futures	(10)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	26.2%
Information Technology	20.2%
Consumer Discretionary	13.8%
Industrials	13.6%
Health Care	11.8%
Materials	5.2%
Consumer Staples	4.9%
Communication Services	2.3%
Energy	2.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038863
Shareholder Report [Line Items]
Fund Name	UltraShort Energy
Trading Symbol	DUG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Energy (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DUG	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Energy : $456	S&P Energy Select Sector Index : $15,712	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,696.78	9,650	9,806
9/30/2015	14,902.08	7,918.79	9,174.49
12/31/2015	14,101.93	7,868.11	9,820.38
3/31/2016	12,037.68	8,135.63	9,952.95
6/30/2016	9,400.62	9,032.99	10,197.8
9/30/2016	8,652.19	9,406.95	10,590.41
12/31/2016	7,349.02	10,088.95	10,994.96
3/31/2017	8,298.9	9,429.14	11,662.36
6/30/2017	9,517.85	8,806.81	12,022.73
9/30/2017	8,287.69	9,424.17	12,561.34
12/31/2017	7,273.79	10,001.87	13,395.42
3/31/2018	7,930.36	9,415.76	13,293.61
6/30/2018	5,970.47	10,683.13	13,749.58
9/30/2018	5,846.16	10,732.27	14,809.68
12/31/2018	9,867.06	8,191.94	12,807.41
3/31/2019	7,164.36	9,528.86	14,555.62
6/30/2019	7,611.98	9,266.82	15,181.51
9/30/2019	8,576.8	8,691.35	15,439.6
12/31/2019	7,568.97	9,181.54	16,839.97
3/31/2020	19,189.26	4,522.83	13,539.33
6/30/2020	8,177.49	5,976.47	16,320.31
9/30/2020	11,395.46	4,806.27	17,777.72
12/31/2020	5,710.99	6,166.45	19,937.71
3/31/2021	3,071.66	8,059.55	21,167.87
6/30/2021	2,304.38	8,954.96	22,977.72
9/30/2021	2,208.09	8,770.49	23,110.99
12/31/2021	1,817.87	9,460.73	25,660.13
3/31/2022	893.01	13,157.98	24,479.77
6/30/2022	884.59	12,465.87	20,538.52
9/30/2022	758.03	12,671.56	19,536.24
12/31/2022	491.38	15,568.28	21,013.18
3/31/2023	522.55	14,887.94	22,589.17
6/30/2023	528.97	14,719.71	24,563.47
9/30/2023	421.78	16,525.82	23,760.24
12/31/2023	480.58	15,476.43	26,537.81
3/31/2024	378.16	17,573.49	29,340.21
6/30/2024	404.8	17,113.06	30,595.97
9/30/2024	432.94	16,620.2	32,398.07
12/31/2024	450.35	16,349.3	33,178.86
3/31/2025	372.97	17,980.95	31,762.12
5/31/2025	455.95	15,711.76	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Energy	16.06%	-44.74%	-26.57%
S&P Energy Select Sector Index	-9.41%	21.05%	4.62%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 12,974,100
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 45,020
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,974,100 Number of Portfolio Holdings7 Net Investment Advisory Fees$45,020 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Energy Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Oil, Gas & Consumable Fuels	92.3%
Energy Equipment & Services	7.7%

Largest Holdings [Text Block]

Holdings

The UltraShort Energy primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038859
Shareholder Report [Line Items]
Fund Name	UltraShort Financials
Trading Symbol	SKF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Financials (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SKF	$78	0.95%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Financials : $440	S&P Financial Select Sector Index : $31,282	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,031.24	9,970	9,806
9/30/2015	10,907.88	9,300.02	9,174.49
12/31/2015	9,523.18	9,854.3	9,820.38
3/31/2016	9,892.62	9,355.67	9,952.95
6/30/2016	9,228.94	9,554.01	10,197.8
9/30/2016	8,248.19	9,992.54	10,590.41
12/31/2016	6,346.59	12,100.96	10,994.96
3/31/2017	5,923.48	12,407.12	11,662.36
6/30/2017	5,475.13	12,934.42	12,022.73
9/30/2017	4,972.4	13,612.19	12,561.34
12/31/2017	4,343.04	14,786.92	13,395.42
3/31/2018	4,321.67	14,644.96	13,293.61
6/30/2018	4,303.79	14,182.18	13,749.58
9/30/2018	3,986.22	14,800.52	14,809.68
12/31/2018	5,023	12,860.18	12,807.41
3/31/2019	4,035.12	13,961.01	14,555.62
6/30/2019	3,542.49	15,077.89	15,181.51
9/30/2019	3,328.69	15,380.95	15,439.6
12/31/2019	2,877.29	16,991.34	16,839.97
3/31/2020	4,088.43	11,567.7	13,539.33
6/30/2020	2,677.01	12,978.96	16,320.31
9/30/2020	2,413.79	13,556.53	17,777.72
12/31/2020	1,658.97	16,704.35	19,937.71
3/31/2021	1,280.86	19,375.38	21,167.87
6/30/2021	1,065.06	20,995.16	22,977.72
9/30/2021	1,009.48	21,570.43	23,110.99
12/31/2021	868.47	22,556.2	25,660.13
3/31/2022	884.7	22,222.36	24,479.77
6/30/2022	1,197.35	18,333.45	20,538.52
9/30/2022	1,305.33	17,765.11	19,536.24
12/31/2022	1,020.72	20,182.95	21,013.18
3/31/2023	1,066.17	19,060.77	22,589.17
6/30/2023	975.61	20,076.71	24,563.47
9/30/2023	1,019.61	19,849.85	23,760.24
12/31/2023	797.59	22,634.78	26,537.81
3/31/2024	647.22	25,455.07	29,340.21
6/30/2024	693.19	24,938.34	30,595.97
9/30/2024	577.98	27,596.76	32,398.07
12/31/2024	507.5	29,553.37	33,178.86
3/31/2025	477.15	30,593.65	31,762.12
5/31/2025	439.65	31,282.01	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Financials	-34.82%	-31.03%	-26.83%
S&P Financial Select Sector Index	24.33%	19.15%	12.07%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 11,088,992
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 14,438
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,088,992 Number of Portfolio Holdings11 Net Investment Advisory Fees$14,438 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Financial Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Diversified Financials	60.3%
Banks	24.3%
Insurance	15.4%

Largest Holdings [Text Block]

Holdings

The UltraShort Financials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000051861
Shareholder Report [Line Items]
Fund Name	UltraShort FTSE China 50
Trading Symbol	FXP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort FTSE China 50 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FXP	$68	0.95%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort FTSE China 50 : $1,183	FTSE China 50 Index : $9,935	S&P Global 1200 Index : $27,020
5/31/2015	10,000	10,000	10,000
6/30/2015	10,884.08	9,506	9,763
9/30/2015	16,134.22	7,199.84	8,921.43
12/31/2015	14,888.87	7,438.88	9,416.57
3/31/2016	15,052.55	7,100.41	9,432.58
6/30/2016	13,675.31	7,199.11	9,560.86
9/30/2016	10,764.09	7,963.65	10,045.6
12/31/2016	12,062.04	7,626.79	10,254.54
3/31/2017	9,670.86	8,333.03	10,951.85
6/30/2017	8,889.2	8,698.85	11,423.88
9/30/2017	7,094.62	9,577.43	12,020.2
12/31/2017	6,058.11	10,341.71	12,700.55
3/31/2018	5,430	10,436.86	12,571
6/30/2018	6,237.1	9,848.22	12,745.74
9/30/2018	6,076.19	9,801.93	13,391.95
12/31/2018	6,812.61	9,120.7	11,663.05
3/31/2019	5,205.03	10,206.97	13,094.1
6/30/2019	5,373.36	10,004.87	13,632.27
9/30/2019	6,108.04	9,403.58	13,730.42
12/31/2019	4,842.66	10,445.5	14,953.8
3/31/2020	5,595.76	9,037.44	11,855.38
6/30/2020	4,597.96	9,666.45	14,062.85
9/30/2020	3,828.38	10,108.21	15,133.03
12/31/2020	2,928.53	11,610.29	17,281.92
3/31/2021	2,701.81	11,424.52	18,196.13
6/30/2021	2,639.35	11,539.91	19,566.3
9/30/2021	3,458.35	9,728.14	19,439.12
12/31/2021	3,616.29	9,288.43	21,005.91
3/31/2022	3,611.34	8,327.08	20,016.54
6/30/2022	2,838.9	8,601.04	16,952
9/30/2022	4,657	6,633.98	15,799.27
12/31/2022	3,186.08	7,473.18	17,470.83
3/31/2023	2,773.95	7,764.64	18,816.08
6/30/2023	3,128.84	7,170.64	20,106.87
9/30/2023	3,175.36	7,094.63	19,370.96
12/31/2023	3,592.94	6,507.2	21,557.94
3/31/2024	3,437.87	6,552.75	23,498.15
6/30/2024	2,866.13	7,163.46	24,250.09
9/30/2024	1,815.22	9,008.05	25,789.97
12/31/2024	1,713.88	8,589.18	25,645.55
3/31/2025	1,197.75	9,988.36	25,332.67
5/31/2025	1,183.26	9,935.42	27,019.83

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort FTSE China 50	-56.97%	-24.77%	-19.22%
FTSE China 50 Index	38.31%	1.30%	-0.07%
S&P Global 1200 Index	13.92%	14.59%	10.44%

AssetsNet	$ 7,014,690
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,014,690 Number of Portfolio Holdings9 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® China Large-Cap ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	31.4%
Financials	30.3%
Communication Services	18.5%
Information Technology	7.7%
Energy	4.7%
Health Care	1.9%
Materials	1.7%
Industrials	1.6%
Real Estate	0.9%
Consumer Staples	0.9%
Other	0.4%

Largest Holdings [Text Block]

Holdings

The UltraShort FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000063930
Shareholder Report [Line Items]
Fund Name	UltraShort FTSE Europe
Trading Symbol	EPV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort FTSE Europe (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EPV	$85	0.95%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort FTSE Europe : $1,189	FTSE Developed Europe All Cap Index : $18,770	S&P Global 1200 Index : $27,020
5/31/2015	10,000	10,000	10,000
6/30/2015	10,564.73	9,712	9,763
9/30/2015	12,144.82	8,911.73	8,921.43
12/31/2015	11,460.33	9,161.26	9,416.57
3/31/2016	11,513.17	8,946.89	9,432.58
6/30/2016	11,137.56	8,678.48	9,560.86
9/30/2016	9,915.35	9,180.1	10,045.6
12/31/2016	10,031.54	9,116.75	10,254.54
3/31/2017	8,524.21	9,805.07	10,951.85
6/30/2017	7,165.36	10,575.75	11,423.88
9/30/2017	6,328.52	11,285.38	12,020.2
12/31/2017	6,077.47	11,563	12,700.55
3/31/2018	6,110.23	11,353.71	12,571
6/30/2018	6,269.13	11,240.17	12,745.74
9/30/2018	6,170.25	11,303.12	13,391.95
12/31/2018	8,015.17	9,811.11	11,663.05
3/31/2019	6,502.2	10,883.46	13,094.1
6/30/2019	5,979.3	11,372.13	13,632.27
9/30/2019	6,182.48	11,150.37	13,730.42
12/31/2019	5,102.39	12,223.04	14,953.8
3/31/2020	7,497.86	9,157.5	11,855.38
6/30/2020	5,040.5	10,638.27	14,062.85
9/30/2020	4,458.01	11,197.84	15,133.03
12/31/2020	3,225.82	13,020.85	17,281.92
3/31/2021	2,869.11	13,565.12	18,196.13
6/30/2021	2,413.24	14,590.64	19,566.3
9/30/2021	2,461.19	14,400.96	19,439.12
12/31/2021	2,187.99	15,148.37	21,005.91
3/31/2022	2,459.22	13,953.17	20,016.54
6/30/2022	3,129.64	11,839.26	16,952
9/30/2022	3,906.95	10,568.91	15,799.27
12/31/2022	2,539.57	12,656.27	17,470.83
3/31/2023	2,059.02	13,944.68	18,816.08
6/30/2023	1,946.3	14,340.7	20,106.87
9/30/2023	2,198.06	13,620.8	19,370.96
12/31/2023	1,754.31	15,200.81	21,557.94
3/31/2024	1,608.43	15,945.65	23,498.15
6/30/2024	1,608.19	16,050.9	24,250.09
9/30/2024	1,433.19	17,177.67	25,789.97
12/31/2024	1,787.72	15,538.92	25,645.55
3/31/2025	1,459.9	17,099.03	25,332.67
5/31/2025	1,188.65	18,769.6	27,019.83

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort FTSE Europe	-21.12%	-26.62%	-19.18%
FTSE Developed Europe All Cap Index	14.04%	12.87%	6.50%
S&P Global 1200 Index	13.92%	14.59%	10.44%

AssetsNet	$ 18,028,122
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 70,152
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$18,028,122 Number of Portfolio Holdings6 Net Investment Advisory Fees$70,152 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Vanguard® FTSE Europe ETF Shares Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.0%
Industrials	18.9%
Health Care	12.9%
Consumer Staples	9.5%
Consumer Discretionary	8.7%
Information Technology	7.4%
Materials	5.9%
Utilities	4.2%
Energy	4.1%
Communication Services	3.7%
Other	1.7%

Country Weights

Country	% of Exposure
United Kingdom	23.3%
France	15.4%
Germany	15.0%
Switzerland	14.0%
Netherlands	6.3%
Sweden	5.5%
Italy	5.2%
Spain	4.9%
Denmark	3.5%
Belgium	1.8%
Other	5.1%

Largest Holdings [Text Block]

Holdings

The UltraShort FTSE Europe primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038860
Shareholder Report [Line Items]
Fund Name	UltraShort Health Care
Trading Symbol	RXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Health Care (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RXD	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Health Care : $1,458	S&P Health Care Select Sector Index : $21,111	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	9,944.55	9,972	9,806
9/30/2015	12,067.88	8,909.98	9,174.49
12/31/2015	9,931.59	9,728.81	9,820.38
3/31/2016	10,899.87	9,191.78	9,952.95
6/30/2016	9,501.13	9,768.1	10,197.8
9/30/2016	9,091.08	9,856.99	10,590.41
12/31/2016	9,657.18	9,465.67	10,994.96
3/31/2017	8,156.4	10,255.11	11,662.36
6/30/2017	7,086.31	10,983.22	12,022.73
9/30/2017	6,555.95	11,376.42	12,561.34
12/31/2017	6,337.46	11,541.38	13,395.42
3/31/2018	6,283.33	11,395.96	13,293.61
6/30/2018	5,808.77	11,748.09	13,749.58
9/30/2018	4,465.81	13,455.09	14,809.68
12/31/2018	5,335.44	12,281.81	12,807.41
3/31/2019	4,597.45	13,091.18	14,555.62
6/30/2019	4,494.48	13,271.83	15,181.51
9/30/2019	4,744.29	12,973.22	15,439.6
12/31/2019	3,611.23	14,837.47	16,839.97
3/31/2020	3,966.2	12,957.56	13,539.33
6/30/2020	2,797.59	14,718.49	16,320.31
9/30/2020	2,438.05	15,582.47	17,777.72
12/31/2020	2,018.69	16,833.74	19,937.71
3/31/2021	1,871.62	17,369.06	21,167.87
6/30/2021	1,568.38	18,828.06	22,977.72
9/30/2021	1,508.78	19,097.3	23,110.99
12/31/2021	1,252.73	21,230.47	25,660.13
3/31/2022	1,319.77	20,682.72	24,479.77
6/30/2022	1,455.91	19,460.37	20,538.52
9/30/2022	1,597.75	18,452.32	19,536.24
12/31/2022	1,265.17	20,814.22	21,013.18
3/31/2023	1,388.14	19,917.13	22,589.17
6/30/2023	1,338.26	20,504.68	24,563.47
9/30/2023	1,445.58	19,961.31	23,760.24
12/31/2023	1,306.84	21,240.83	26,537.81
3/31/2024	1,132.89	23,120.64	29,340.21
6/30/2024	1,185.62	22,898.69	30,595.97
9/30/2024	1,079.44	24,288.64	32,398.07
12/31/2024	1,370.46	21,786.91	33,178.86
3/31/2025	1,229.49	23,211.77	31,762.12
5/31/2025	1,457.87	21,111.1	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Health Care	19.55%	-11.79%	-17.52%
S&P Health Care Select Sector Index	-6.03%	6.97%	7.76%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 2,145,530
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,145,530 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Health Care Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Pharmaceuticals	30.1%
Health Care Equipment & Supplies	24.8%
Health Care Providers & Services	18.9%
Biotechnology	17.5%
Life Sciences Tools & Services	8.7%

Largest Holdings [Text Block]

Holdings

The UltraShort Health Care primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038861
Shareholder Report [Line Items]
Fund Name	UltraShort Industrials
Trading Symbol	SIJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Industrials (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIJ	$82	0.95%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Industrials : $484	S&P Industrials Select Sector Index : $31,121	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,442.24	9,742	9,806
9/30/2015	11,914.49	9,035.71	9,174.49
12/31/2015	10,148.79	9,661.88	9,820.38
3/31/2016	8,988.06	10,170.09	9,952.95
6/30/2016	8,285.88	10,326.71	10,197.8
9/30/2016	7,510.96	10,821.36	10,590.41
12/31/2016	6,630.17	11,606.99	10,994.96
3/31/2017	5,976.38	12,207.08	11,662.36
6/30/2017	5,407.95	12,843.06	12,022.73
9/30/2017	4,817.76	13,449.26	12,561.34
12/31/2017	4,227.77	14,404.15	13,395.42
3/31/2018	4,228.64	14,222.66	13,293.61
6/30/2018	4,251.07	13,770.38	13,749.58
9/30/2018	3,577.67	15,147.42	14,809.68
12/31/2018	5,046.8	12,528.43	12,807.41
3/31/2019	3,557.45	14,683.32	14,555.62
6/30/2019	3,230.11	15,207.52	15,181.51
9/30/2019	3,155.48	15,358.07	15,439.6
12/31/2019	2,800.94	16,207.37	16,839.97
3/31/2020	3,846.34	11,823.28	13,539.33
6/30/2020	2,293.64	13,834.42	16,320.31
9/30/2020	1,801.42	15,560.95	17,777.72
12/31/2020	1,284.34	18,000.91	19,937.71
3/31/2021	1,051.29	20,054.81	21,167.87
6/30/2021	930.09	20,953.27	22,977.72
9/30/2021	984.04	20,066.95	23,110.99
12/31/2021	843.77	21,800.73	25,660.13
3/31/2022	945.31	21,286.23	24,479.77
6/30/2022	1,270.71	18,140.13	20,538.52
9/30/2022	1,331.98	17,283.91	19,536.24
12/31/2022	996.43	20,605.88	21,013.18
3/31/2023	930.21	21,320.9	22,589.17
6/30/2023	833.22	22,704.63	24,563.47
9/30/2023	948.61	21,533.07	23,760.24
12/31/2023	755.86	24,343.14	26,537.81
3/31/2024	626.74	27,013.58	29,340.21
6/30/2024	680.39	26,230.19	30,595.97
9/30/2024	556.03	29,259.77	32,398.07
12/31/2024	591.61	28,595.58	33,178.86
3/31/2025	600.6	28,541.25	31,762.12
5/31/2025	484.18	31,121.37	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Industrials	-26.86%	-27.91%	-26.12%
S&P Industrials Select Sector Index	17.54%	18.06%	12.01%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 1,331,280
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,331,280 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Industrials Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Capital Goods	69.4%
Transportation	15.8%
Commercial & Professional Services	14.8%

Largest Holdings [Text Block]

Holdings

The UltraShort Industrials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038855
Shareholder Report [Line Items]
Fund Name	UltraShort Materials
Trading Symbol	SMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Materials (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMN	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Materials : $771	S&P Materials Select Sector Index : $21,041	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,813.28	9,608	9,806
9/30/2015	15,743.73	7,975.6	9,174.49
12/31/2015	12,614.78	8,746.84	9,820.38
3/31/2016	11,051.96	9,052.98	9,952.95
6/30/2016	9,884.99	9,415.1	10,197.8
9/30/2016	8,878.56	9,755.93	10,590.41
12/31/2016	7,829.93	10,221.28	10,994.96
3/31/2017	6,700.38	10,819.23	11,662.36
6/30/2017	6,513.36	11,165.44	12,022.73
9/30/2017	5,591.42	11,833.14	12,561.34
12/31/2017	4,873.79	12,666.19	13,395.42
3/31/2018	5,304.68	11,969.55	13,293.61
6/30/2018	4,868.12	12,266.4	13,749.58
9/30/2018	4,848.12	12,299.52	14,809.68
12/31/2018	6,365.06	10,797.74	12,807.41
3/31/2019	5,243.23	11,912.07	14,555.62
6/30/2019	4,736.82	12,656.58	15,181.51
9/30/2019	4,908.33	12,642.65	15,439.6
12/31/2019	4,264.81	13,435.35	16,839.97
3/31/2020	6,518.99	9,904.54	13,539.33
6/30/2020	3,408.98	12,466.84	16,320.31
9/30/2020	2,647.73	14,143.63	17,777.72
12/31/2020	1,890.74	16,184.56	19,937.71
3/31/2021	1,467.18	17,657.35	21,167.87
6/30/2021	1,311.42	18,533.16	22,977.72
9/30/2021	1,403.82	17,890.06	23,110.99
12/31/2021	1,022.76	20,609.35	25,660.13
3/31/2022	928.23	20,120.91	24,479.77
6/30/2022	1,297.12	16,921.68	20,538.52
9/30/2022	1,420.59	15,715.17	19,536.24
12/31/2022	996.44	18,080.3	21,013.18
3/31/2023	880.18	18,855.94	22,589.17
6/30/2023	835.55	19,480.07	24,563.47
9/30/2023	937.37	18,552.82	23,760.24
12/31/2023	790.27	20,348.74	26,537.81
3/31/2024	676.92	22,190.3	29,340.21
6/30/2024	759.15	21,191.73	30,595.97
9/30/2024	640.25	23,247.33	32,398.07
12/31/2024	847.05	20,390.23	33,178.86
3/31/2025	812.28	20,944.85	31,762.12
5/31/2025	771.23	21,041.2	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Materials	8.92%	-26.95%	-22.60%
S&P Materials Select Sector Index	-3.72%	11.50%	7.72%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 825,746
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$825,746 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Materials Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Chemicals	60.7%
Metals & Mining	15.5%
Containers & Packaging	14.9%
Construction Materials	8.9%

Largest Holdings [Text Block]

Holdings

The UltraShort Materials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000018460
Shareholder Report [Line Items]
Fund Name	UltraShort MidCap400
Trading Symbol	MZZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort MidCap400 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MZZ	$92	0.95%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort MidCap400 : $764	S&P MidCap 400® Index : $23,074	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	10,228.05	9,868	9,821
9/30/2015	11,853.35	9,029.22	9,163.98
12/31/2015	11,047.2	9,263.98	9,767.88
3/31/2016	9,931.04	9,615.09	9,921.24
6/30/2016	8,981.21	9,998.73	10,179.19
9/30/2016	8,186.12	10,412.67	10,584.32
12/31/2016	7,021.9	11,185.29	11,041.56
3/31/2017	6,448.53	11,625.99	11,675.35
6/30/2017	6,164.8	11,855.03	12,020.94
9/30/2017	5,765.96	12,236.76	12,554.67
12/31/2017	5,114.86	13,001.56	13,374.49
3/31/2018	5,116	12,901.44	13,278.19
6/30/2018	4,704.49	13,454.92	13,762.85
9/30/2018	4,388.74	13,974.28	14,774.42
12/31/2018	6,260.39	11,559.52	12,710.43
3/31/2019	4,770.42	13,234.5	14,444.13
6/30/2019	4,486.66	13,638.15	15,045.01
9/30/2019	4,456.81	13,625.87	15,275.2
12/31/2019	3,893.63	14,587.86	16,637.74
3/31/2020	5,917.22	10,255.27	13,215.36
6/30/2020	3,309.98	12,723.71	15,960.19
9/30/2020	2,926.13	13,330.63	17,326.38
12/31/2020	1,830.24	16,579.3	19,620.4
3/31/2021	1,364.88	18,812.54	20,976.17
6/30/2021	1,245.05	19,497.31	22,683.63
9/30/2021	1,263.55	19,154.16	22,763.02
12/31/2021	1,055.36	20,686.49	25,200.94
3/31/2022	1,122.48	19,676.99	24,031.61
6/30/2022	1,471.82	16,642.8	20,181.75
9/30/2022	1,505.42	16,233.39	19,221.1
12/31/2022	1,190.41	17,983.34	20,718.42
3/31/2023	1,100.87	18,668.51	22,201.86
6/30/2023	1,013.27	19,573.93	24,064.6
9/30/2023	1,127.32	18,751.83	23,256.03
12/31/2023	911.25	20,940.17	25,995.59
3/31/2024	768.93	23,023.71	28,675.73
6/30/2024	843.83	22,229.39	29,725.26
9/30/2024	744.44	23,772.11	31,520.67
12/31/2024	747.64	23,852.94	32,220.43
3/31/2025	854.72	22,397.91	30,773.73
5/31/2025	764.22	23,074.33	32,410.89

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MidCap400	-5.75%	-26.33%	-22.67%
S&P MidCap 400® Index	2.17%	12.92%	8.72%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

AssetsNet	$ 1,369,548
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,369,548 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	22.2%
Financials	18.2%
Consumer Discretionary	13.5%
Information Technology	11.2%
Health Care	8.8%
Real Estate	6.9%
Materials	5.9%
Consumer Staples	5.5%
Energy	3.7%
Utilities	2.9%
Other	1.2%

Largest Holdings [Text Block]

Holdings

The UltraShort MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000063928
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI Brazil Capped
Trading Symbol	BZQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort MSCI Brazil Capped (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BZQ	$92	0.95%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort MSCI Brazil Capped : $150	MSCI Brazil 25/50 Index : $14,807	MSCI Emerging Markets Index : $14,708
5/31/2015	10,000	10,000	10,000
6/30/2015	9,203.89	10,372	9,740
9/30/2015	18,025.98	6,908.79	7,996.54
12/31/2015	17,707.05	6,714.65	8,049.32
3/31/2016	8,829.53	8,594.76	8,508.93
6/30/2016	5,811.83	9,811.77	8,565.09
9/30/2016	4,339.63	10,915.6	9,338.52
12/31/2016	3,958.12	11,091.34	8,950.04
3/31/2017	2,956.9	12,191.6	9,974.82
6/30/2017	3,064.02	11,378.42	10,600.24
9/30/2017	2,010.45	13,911.25	11,436.6
12/31/2017	1,993.32	13,594.08	12,287.48
3/31/2018	1,530.84	15,029.61	12,444.76
6/30/2018	2,715.03	11,159.49	11,470.33
9/30/2018	2,269.36	11,793.35	11,345.31
12/31/2018	1,561.73	13,458.57	10,498.95
3/31/2019	1,267.25	14,562.17	11,539.39
6/30/2019	1,046.76	15,647.05	11,609.78
9/30/2019	1,084.27	14,993	11,116.37
12/31/2019	809.29	17,175.99	12,432.55
3/31/2020	1,558.84	8,591.43	9,498.47
6/30/2020	774.94	10,513.33	11,215.79
9/30/2020	761.55	10,203.19	12,288.02
12/31/2020	381.42	13,894.7	14,708.76
3/31/2021	422.69	12,542.75	15,045.59
6/30/2021	264.67	15,347.3	15,805.39
9/30/2021	387.19	12,296.26	14,526.73
12/31/2021	406.79	11,538.81	14,336.43
3/31/2022	209.92	15,643.17	13,337.18
6/30/2022	334.16	11,862.21	11,810.08
9/30/2022	263.23	12,821.87	10,443.65
12/31/2022	226.31	13,182.16	11,456.68
3/31/2023	224.03	12,824.92	11,910.37
6/30/2023	148.58	15,442.49	12,017.56
9/30/2023	163.15	14,878.84	11,665.45
12/31/2023	115.33	17,539.18	12,582.35
3/31/2024	133.28	16,267.59	12,845.32
6/30/2024	174.46	14,268.3	13,524.84
9/30/2024	149.73	15,322.73	14,704.21
12/31/2024	229.02	12,342.46	13,526.4
3/31/2025	170.89	14,058.06	13,922.72
5/31/2025	149.77	14,807.35	14,707.96

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI Brazil Capped	-5.84%	-31.09%	-34.30%
MSCI Brazil 25/50 Index	-0.03%	8.56%	4.00%
MSCI Emerging Markets Index	13.04%	7.07%	3.93%

AssetsNet	$ 10,331,285
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,331,285 Number of Portfolio Holdings9 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Brazil Capped ETF Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	39.0%
Energy	14.2%
Materials	12.1%
Utilities	11.8%
Industrials	9.9%
Consumer Staples	7.0%
Communication Services	2.1%
Health Care	1.6%
Information Technology	1.2%
Consumer Discretionary	1.1%

Largest Holdings [Text Block]

Holdings

The UltraShort MSCI Brazil Capped primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000051860
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI EAFE
Trading Symbol	EFU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort MSCI EAFE (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFU	$86	0.95%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort MSCI EAFE : $1,774	MSCI EAFE Index : $17,864
5/31/2015	10,000	10,000
6/30/2015	10,564.91	9,717
9/30/2015	12,466.15	8,722.95
12/31/2015	11,437.11	9,133.8
3/31/2016	11,682.43	8,858.87
6/30/2016	11,181.66	8,729.54
9/30/2016	9,819.99	9,290.84
12/31/2016	10,018.6	9,224.88
3/31/2017	8,573.95	9,893.68
6/30/2017	7,541.41	10,499.18
9/30/2017	6,833.87	11,066.13
12/31/2017	6,355.15	11,534.23
3/31/2018	6,380.76	11,338.15
6/30/2018	6,648.1	11,216.83
9/30/2018	6,460.86	11,368.26
12/31/2018	8,369.42	9,942.68
3/31/2019	6,887.21	10,934.96
6/30/2019	6,449.15	11,337.36
9/30/2019	6,560.07	11,216.05
12/31/2019	5,661.92	12,132.4
3/31/2020	8,020.44	9,362.58
6/30/2020	5,612.07	10,755.73
9/30/2020	5,013.86	11,272
12/31/2020	3,644.46	13,081.16
3/31/2021	3,314.84	13,536.38
6/30/2021	2,933.93	14,236.21
9/30/2021	2,955.7	14,172.15
12/31/2021	2,751.99	14,553.38
3/31/2022	3,075.78	13,693.28
6/30/2022	3,932.53	11,706.38
9/30/2022	4,789.2	10,610.67
12/31/2022	3,377.26	12,450.55
3/31/2023	2,850.97	13,505.12
6/30/2023	2,715.94	13,903.52
9/30/2023	3,050.39	13,332.08
12/31/2023	2,513.4	14,721.29
3/31/2024	2,258.05	15,555.98
6/30/2024	2,302.42	15,507.76
9/30/2024	2,050.24	16,633.62
12/31/2024	2,490.15	15,284.64
3/31/2025	2,154.44	16,333.16
5/31/2025	1,773.67	17,863.58

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI EAFE	-19.64%	-21.98%	-15.88%
MSCI EAFE Index	13.33%	11.41%	5.97%

AssetsNet	$ 1,063,392
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,063,392 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.7%
Industrials	18.6%
Health Care	11.5%
Consumer Discretionary	10.2%
Information Technology	8.3%
Consumer Staples	8.3%
Materials	5.7%
Communication Services	5.2%
Utilities	3.5%
Energy	3.1%
Other	1.9%

Country Weights

Country	% of Exposure
Japan	21.9%
United Kingdom	14.9%
France	11.2%
Germany	10.4%
Switzerland	9.7%
Australia	6.8%
Netherlands	4.6%
Sweden	3.6%
Spain	3.3%
Italy	3.1%
Other	10.5%

Largest Holdings [Text Block]

Holdings

The UltraShort MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000051857
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI Emerging Markets
Trading Symbol	EEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort MSCI Emerging Markets (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EEV	$86	0.95%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort MSCI Emerging Markets : $1,848	MSCI Emerging Markets Index : $14,708
5/31/2015	10,000	10,000
6/30/2015	10,530.45	9,740
9/30/2015	14,398.38	7,996.54
12/31/2015	13,860.12	8,049.32
3/31/2016	11,511.32	8,508.93
6/30/2016	10,723.87	8,565.09
9/30/2016	8,767.13	9,338.52
12/31/2016	9,521.36	8,950.04
3/31/2017	7,430.63	9,974.82
6/30/2017	6,599.53	10,600.24
9/30/2017	5,588.59	11,436.6
12/31/2017	4,858.97	12,287.48
3/31/2018	4,435.07	12,444.76
6/30/2018	5,345.25	11,470.33
9/30/2018	5,346.63	11,345.31
12/31/2018	6,027.47	10,498.95
3/31/2019	4,927.65	11,539.39
6/30/2019	4,816.4	11,609.78
9/30/2019	5,259.41	11,116.37
12/31/2019	4,162.81	12,432.55
3/31/2020	5,782.84	9,498.47
6/30/2020	3,855.27	11,215.79
9/30/2020	3,061.41	12,288.02
12/31/2020	2,128.8	14,708.76
3/31/2021	1,907.02	15,045.59
6/30/2021	1,728.75	15,805.39
9/30/2021	2,009.03	14,526.73
12/31/2021	2,026.5	14,336.43
3/31/2022	2,239.19	13,337.18
6/30/2022	2,667.46	11,810.08
9/30/2022	3,468.42	10,443.65
12/31/2022	2,770.93	11,456.68
3/31/2023	2,556.84	11,910.37
6/30/2023	2,535.34	12,017.56
9/30/2023	2,782.13	11,665.45
12/31/2023	2,415.66	12,582.35
3/31/2024	2,350.18	12,845.32
6/30/2024	2,187.04	13,524.84
9/30/2024	1,894.32	14,704.21
12/31/2024	2,226.72	13,526.4
3/31/2025	2,052.68	13,922.72
5/31/2025	1,848.28	14,707.96

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI Emerging Markets	-19.36%	-16.23%	-15.53%
MSCI Emerging Markets Index	13.04%	7.07%	3.93%

AssetsNet	$ 4,437,451
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,437,451 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	24.7%
Information Technology	22.9%
Consumer Discretionary	13.4%
Communication Services	10.0%
Industrials	6.7%
Materials	5.7%
Consumer Staples	4.8%
Energy	4.3%
Health Care	3.3%
Utilities	2.6%
Other	1.6%

Country Weights

Country	% of Exposure
China	29.0%
India	18.7%
Taiwan	18.5%
South Korea	9.7%
Brazil	4.4%
Saudi Arabia	3.6%
South Africa	3.3%
Mexico	2.1%
United Arab Emirates	1.4%
Malaysia	1.3%
Other	8.0%

Largest Holdings [Text Block]

Holdings

The UltraShort MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000051858
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI Japan
Trading Symbol	EWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort MSCI Japan (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EWV	$86	0.95%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort MSCI Japan : $1,917	MSCI Japan Index : $17,420	MSCI EAFE Index : $17,864
5/31/2015	10,000	10,000	10,000
6/30/2015	10,201.72	9,829	9,717
9/30/2015	12,154.81	8,669.18	8,722.95
12/31/2015	10,412.81	9,478.88	9,133.8
3/31/2016	11,228.48	8,860.86	8,858.87
6/30/2016	10,459.54	8,950.35	8,729.54
9/30/2016	8,661.97	9,720.08	9,290.84
12/31/2016	8,842.71	9,704.53	9,224.88
3/31/2017	7,904.78	10,140.26	9,893.68
6/30/2017	7,157.49	10,666.54	10,499.18
9/30/2017	6,630.55	11,090	11,066.13
12/31/2017	5,639.9	12,031.54	11,534.23
3/31/2018	5,374.53	12,047.19	11,338.15
6/30/2018	5,809.79	11,788.17	11,216.83
9/30/2018	5,359	12,221.98	11,368.26
12/31/2018	7,308.65	10,482.79	9,942.68
3/31/2019	6,246.73	11,180.94	10,934.96
6/30/2019	6,162.3	11,294.99	11,337.36
9/30/2019	5,691.62	11,648.52	11,216.05
12/31/2019	5,107.33	12,538.47	12,132.4
3/31/2020	6,641.58	10,433.26	9,362.58
6/30/2020	4,986.36	11,644.56	10,755.73
9/30/2020	4,224.86	12,452.69	11,272
12/31/2020	3,134.47	14,352.97	13,081.16
3/31/2021	2,985.1	14,578.32	13,536.38
6/30/2021	2,962.79	14,537.5	14,236.21
9/30/2021	2,677.89	15,200.41	14,172.15
12/31/2021	2,810.74	14,598.47	14,553.38
3/31/2022	3,210.98	13,633.51	13,693.28
6/30/2022	4,155.37	11,638.93	11,706.38
9/30/2022	4,770.13	10,746.22	10,610.67
12/31/2022	3,759.23	12,167.95	12,450.55
3/31/2023	3,251.02	12,921.14	13,505.12
6/30/2023	2,907.77	13,750.68	13,903.52
9/30/2023	3,101.84	13,532.05	13,332.08
12/31/2023	2,691.45	14,640.32	14,721.29
3/31/2024	2,200.76	16,176.09	15,555.98
6/30/2024	2,401.86	15,558.16	15,507.76
9/30/2024	2,153.97	16,448.09	16,633.62
12/31/2024	2,402.12	15,855.96	15,284.64
3/31/2025	2,313.82	15,909.87	16,333.16
5/31/2025	1,917.47	17,419.72	17,863.58

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI Japan	-19.20%	-17.60%	-15.22%
MSCI Japan Index	11.17%	8.38%	5.70%
MSCI EAFE Index	13.33%	11.41%	5.97%

AssetsNet	$ 5,006,672
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,006,672 Number of Portfolio Holdings4 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares® MSCI Japan ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	24.0%
Consumer Discretionary	18.0%
Financials	16.5%
Information Technology	13.3%
Communication Services	8.0%
Health Care	7.3%
Consumer Staples	5.4%
Materials	3.5%
Real Estate	2.3%
Utilities	1.0%
Other	0.7%

Largest Holdings [Text Block]

Holdings

The UltraShort MSCI Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000051854
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq Biotechnology
Trading Symbol	BIS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BIS	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Nasdaq Biotechnology : $1,747	Nasdaq Biotechnology® Index : $11,378	Nasdaq-100® Index : $52,147	Nasdaq Composite Index : $41,425
5/31/2015	10,000	10,000	10,000	10,000
6/30/2015	9,657.57	10,117	9,760	9,844
9/30/2015	12,927.45	8,303.02	9,308.11	9,146.06
12/31/2015	9,674.93	9,284.44	10,258.47	9,942.68
3/31/2016	14,658.76	7,160.16	10,047.15	9,701.08
6/30/2016	13,913.72	7,079.97	9,932.61	9,678.76
9/30/2016	10,592.07	7,964.96	10,996.39	10,648.57
12/31/2016	11,807.56	7,303.07	11,005.19	10,825.34
3/31/2017	9,364.8	8,094.73	12,335.71	11,921.95
6/30/2017	8,169.11	8,569.89	12,852.58	12,417.9
9/30/2017	6,924.89	9,233.2	13,645.59	13,170.43
12/31/2017	7,412.54	8,883.26	14,636.26	14,033.09
3/31/2018	7,137.25	8,888.59	15,097.3	14,396.55
6/30/2018	6,557.39	9,162.36	16,194.87	15,348.16
9/30/2018	5,262.69	10,188.54	17,589.25	16,485.46
12/31/2018	7,781.08	8,095.81	14,641.29	13,635.12
3/31/2019	5,661.59	9,353.9	17,114.21	15,927.18
6/30/2019	5,799.74	9,143.44	17,841.56	16,543.57
9/30/2019	6,848.59	8,355.28	18,071.71	16,573.34
12/31/2019	4,607.12	10,128.27	20,419.23	18,640.04
3/31/2020	4,850.2	9,088.09	18,318.09	16,039.76
6/30/2020	2,765.32	11,532.79	23,868.47	21,004.06
9/30/2020	2,670.51	11,438.22	26,880.67	23,364.92
12/31/2020	2,027.75	12,805.09	30,399.36	27,016.85
3/31/2021	1,937.51	12,734.66	30,934.38	27,813.85
6/30/2021	1,581.21	13,899.88	34,454.72	30,506.23
9/30/2021	1,555.33	13,749.76	34,830.27	30,436.07
12/31/2021	1,727.78	12,807.9	38,759.13	33,007.91
3/31/2022	2,071.8	11,313.22	35,305.69	30,053.7
6/30/2022	2,317.66	10,206.79	27,432.52	23,357.74
9/30/2022	2,171.76	10,277.22	26,220	22,444.45
12/31/2022	1,683.85	11,511.51	26,209.52	22,267.14
3/31/2023	1,741.91	11,296.24	31,653.23	26,063.69
6/30/2023	1,795.27	11,188.93	36,524.66	29,465
9/30/2023	1,938.64	10,873.4	35,480.06	28,304.08
12/31/2023	1,577.04	12,042.29	40,660.15	32,207.21
3/31/2024	1,547.06	12,232.56	44,205.71	35,205.7
6/30/2024	1,477.73	12,581.19	47,764.27	38,187.62
9/30/2024	1,352.67	13,221.57	48,776.87	39,241.6
12/31/2024	1,655.98	11,974.78	51,181.57	41,733.45
3/31/2025	1,708.24	11,817.91	47,051.22	37,451.59
5/31/2025	1,746.76	11,378.28	52,146.87	41,425.21

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Nasdaq Biotechnology	11.04%	-9.70%	-16.01%
Nasdaq Biotechnology® Index	-6.52%	0.06%	1.29%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

AssetsNet	$ 2,881,910
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,881,910 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Nasdaq Biotechnology Index® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Biotechnology	80.0%
Pharmaceuticals	15.1%
Life Sciences Tools & Services	4.1%
Health Care Providers & Services	0.6%
Health Care Equipment & Supplies	0.2%

Largest Holdings [Text Block]

Holdings

The UltraShort Nasdaq Biotechnology primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000018462
Shareholder Report [Line Items]
Fund Name	UltraShort QQQ
Trading Symbol	QID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort QQQ (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QID	$81	0.95%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort QQQ : $126	Nasdaq-100® Index : $52,147	Nasdaq Composite Index : $41,425
5/31/2015	10,000	10,000	10,000
6/30/2015	10,452.81	9,760	9,844
9/30/2015	10,974.55	9,308.11	9,146.06
12/31/2015	8,839.09	10,258.47	9,942.68
3/31/2016	8,876.14	10,047.15	9,701.08
6/30/2016	8,906.59	9,932.61	9,678.76
9/30/2016	7,205.75	10,996.39	10,648.57
12/31/2016	7,127.72	11,005.19	10,825.34
3/31/2017	5,668.07	12,335.71	11,921.95
6/30/2017	5,189.94	12,852.58	12,417.9
9/30/2017	4,591.09	13,645.59	13,170.43
12/31/2017	3,989.39	14,636.26	14,033.09
3/31/2018	3,631.03	15,097.3	14,396.55
6/30/2018	3,127.24	16,194.87	15,348.16
9/30/2018	2,655.34	17,589.25	16,485.46
12/31/2018	3,593.91	14,641.29	13,635.12
3/31/2019	2,607.43	17,114.21	15,927.18
6/30/2019	2,391.73	17,841.56	16,543.57
9/30/2019	2,304.93	18,071.71	16,573.34
12/31/2019	1,808.37	20,419.23	18,640.04
3/31/2020	1,792.25	18,318.09	16,039.76
6/30/2020	978.57	23,868.47	21,004.06
9/30/2020	730.25	26,880.67	23,364.92
12/31/2020	548.33	30,399.36	27,016.85
3/31/2021	505.45	30,934.38	27,813.85
6/30/2021	398.75	34,454.72	30,506.23
9/30/2021	385.31	34,830.27	30,436.07
12/31/2021	302.44	38,759.13	33,007.91
3/31/2022	338.33	35,305.69	30,053.7
6/30/2022	505.83	27,432.52	23,357.74
9/30/2022	529.98	26,220	22,444.45
12/31/2022	502.56	26,209.52	22,267.14
3/31/2023	341.22	31,653.23	26,063.69
6/30/2023	258.95	36,524.66	29,465
9/30/2023	278.14	35,480.06	28,304.08
12/31/2023	214.86	40,660.15	32,207.21
3/31/2024	184.54	44,205.71	35,205.7
6/30/2024	161.29	47,764.27	38,187.62
9/30/2024	154.25	48,776.87	39,241.6
12/31/2024	141.77	51,181.57	41,733.45
3/31/2025	166.85	47,051.22	37,451.59
5/31/2025	125.96	52,146.87	41,425.21

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort QQQ	-30.27%	-35.48%	-35.43%
Nasdaq-100® Index	16.02%	18.36%	17.94%
Nasdaq Composite Index	15.02%	15.90%	15.26%

AssetsNet	$ 261,608,059
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 1,722,468
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$261,608,059 Number of Portfolio Holdings19 Net Investment Advisory Fees$1,722,468 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(193)%
Nasdaq 100 E-Mini Index Futures	(7)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	51.2%
Communication Services	15.4%
Consumer Discretionary	13.9%
Consumer Staples	5.7%
Health Care	5.1%
Industrials	4.8%
Utilities	1.5%
Materials	1.4%
Energy	0.5%
Financials	0.4%
Other	0.1%

Largest Holdings [Text Block]

Holdings

The UltraShort QQQ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038865
Shareholder Report [Line Items]
Fund Name	UltraShort Real Estate
Trading Symbol	SRS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Real Estate (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SRS	$86	0.95%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Real Estate : $1,356	S&P Real Estate Select Sector Index : $19,879	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	10,843.7	9,581	9,806
9/30/2015	10,453.05	9,798.49	9,174.49
12/31/2015	8,903.1	10,649	9,820.38
3/31/2016	7,799.06	11,120.75	9,952.95
6/30/2016	6,745.76	11,754.63	10,197.8
9/30/2016	6,791.23	11,508.96	10,590.41
12/31/2016	7,080.61	11,001.41	10,994.96
3/31/2017	6,601.66	11,390.86	11,662.36
6/30/2017	6,259.72	11,705.25	12,022.73
9/30/2017	6,101.69	11,814.11	12,561.34
12/31/2017	5,804.88	12,194.52	13,395.42
3/31/2018	6,474.06	11,582.36	13,293.61
6/30/2018	5,577.07	12,292.36	13,749.58
9/30/2018	5,521.71	12,398.07	14,809.68
12/31/2018	6,146.48	11,923.23	12,807.41
3/31/2019	4,511.4	14,014.56	14,555.62
6/30/2019	4,374.39	14,359.32	15,181.51
9/30/2019	3,802.89	15,466.42	15,439.6
12/31/2019	3,754.5	15,384.45	16,839.97
3/31/2020	4,912.87	12,429.1	13,539.33
6/30/2020	3,229.23	14,072.22	16,320.31
9/30/2020	2,997.99	14,342.41	17,777.72
12/31/2020	2,510.46	15,063.83	19,937.71
3/31/2021	2,116.34	16,422.59	21,167.87
6/30/2021	1,669.35	18,572.31	22,977.72
9/30/2021	1,615.03	18,735.75	23,110.99
12/31/2021	1,204.32	22,021.99	25,660.13
3/31/2022	1,338.24	20,652.23	24,479.77
6/30/2022	1,731.85	17,612.22	20,538.52
9/30/2022	2,107.73	15,669.59	19,536.24
12/31/2022	1,858.64	16,268.17	21,013.18
3/31/2023	1,783.1	16,585.4	22,589.17
6/30/2023	1,743.12	16,885.59	24,563.47
9/30/2023	2,141.98	15,382.78	23,760.24
12/31/2023	1,509.12	18,279.35	26,537.81
3/31/2024	1,550.99	18,178.82	29,340.21
6/30/2024	1,638.69	17,831.6	30,595.97
9/30/2024	1,219.18	20,893.29	32,398.07
12/31/2024	1,455.22	19,234.36	33,178.86
3/31/2025	1,369.69	19,922.95	31,762.12
5/31/2025	1,356.08	19,879.12	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Real Estate	-19.74%	-17.39%	-18.11%
S&P Real Estate Select Sector Index	13.74%	7.46%	7.10%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 21,975,431
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 135,234
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$21,975,431 Number of Portfolio Holdings8 Net Investment Advisory Fees$135,234 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Specialized REITs	43.9%
Health Care REITs	13.5%
Residential REITs	12.5%
Retail REITs	12.4%
Industrial REITs	9.4%
Real Estate Management & Development	6.4%
Hotel & Resort REITs	1.0%
Office REITs	0.9%

Largest Holdings [Text Block]

Holdings

The UltraShort Real Estate primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038846
Shareholder Report [Line Items]
Fund Name	UltraShort Russell2000
Trading Symbol	TWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Russell2000 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TWM	$91	0.95%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Russell2000 : $774	Russell 2000® Index : $19,012	Russell 3000 Index : $31,661
5/31/2015	10,000	10,000	10,000
6/30/2015	9,790.18	10,075	9,833
9/30/2015	12,212.38	8,874.06	9,120.11
12/31/2015	11,042.56	9,192.64	9,691.94
3/31/2016	10,889.26	9,052.91	9,785.95
6/30/2016	9,807.45	9,396.02	10,043.32
9/30/2016	8,096.94	10,246.36	10,485.23
12/31/2016	6,693.65	11,151.11	10,926.65
3/31/2017	6,283.14	11,426.54	11,553.84
6/30/2017	5,922.7	11,707.63	11,902.77
9/30/2017	5,271.54	12,371.46	12,446.73
12/31/2017	4,920.04	12,784.66	13,235.85
3/31/2018	4,839.78	12,774.44	13,151.14
6/30/2018	4,150.5	13,764.45	13,662.72
9/30/2018	3,875.94	14,257.22	14,635.51
12/31/2018	5,850.72	11,377.26	12,542.63
3/31/2019	4,417.47	13,036.07	14,303.61
6/30/2019	4,211.47	13,309.83	14,890.06
9/30/2019	4,359.94	12,990.39	15,062.79
12/31/2019	3,604.45	14,281.63	16,433.5
3/31/2020	5,602.52	9,910.03	12,998.9
6/30/2020	2,983.18	12,429.15	15,862.56
9/30/2020	2,605.61	13,041.91	17,323.5
12/31/2020	1,445.03	17,133.16	19,866.59
3/31/2021	1,069.16	19,309.07	21,128.11
6/30/2021	955.48	20,137.43	22,869.07
9/30/2021	1,010.79	19,259.44	22,846.2
12/31/2021	932.88	19,671.59	24,966.33
3/31/2022	1,030.67	18,190.32	23,648.11
6/30/2022	1,395.78	15,061.58	19,698.87
9/30/2022	1,404.73	14,731.74	18,820.3
12/31/2022	1,196.9	15,649.52	20,171.6
3/31/2023	1,122.83	16,078.32	21,619.92
6/30/2023	1,018.76	16,916	23,433.83
9/30/2023	1,148.85	16,048.21	22,672.23
12/31/2023	875.6	18,299.77	25,408.77
3/31/2024	792.32	19,247.7	27,954.73
6/30/2024	859.78	18,616.38	28,854.87
9/30/2024	712.54	20,342.12	30,652.53
12/31/2024	705.18	20,409.24	31,458.69
3/31/2025	861.53	18,474.45	29,973.84
5/31/2025	774.31	19,012.05	31,661.37

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Russell2000	-7.61%	-25.37%	-22.57%
Russell 2000® Index	1.19%	9.63%	6.63%
Russell 3000 Index	13.12%	15.33%	12.20%

AssetsNet	$ 46,084,662
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 279,219
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$46,084,662 Number of Portfolio Holdings12 Net Investment Advisory Fees$279,219 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(192)%
Russell 2000 E-Mini Index Futures	(8)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.5%
Industrials	18.3%
Health Care	15.9%
Information Technology	13.3%
Consumer Discretionary	9.5%
Real Estate	6.0%
Energy	4.6%
Materials	4.0%
Consumer Staples	3.3%
Utilities	3.0%
Other	2.6%

Largest Holdings [Text Block]

Holdings

The UltraShort Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000018470
Shareholder Report [Line Items]
Fund Name	UltraShort S&P500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort S&P500® (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDS	$82	0.91%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.91%
Line Graph [Table Text Block]
	UltraShort S&P500® : $536	S&P 500® Index : $33,531
5/31/2015	10,000	10,000
6/30/2015	10,367.1	9,806
9/30/2015	11,448.8	9,174.49
12/31/2015	9,815.57	9,820.38
3/31/2016	9,329.52	9,952.95
6/30/2016	8,766.37	10,197.8
9/30/2016	8,074.21	10,590.41
12/31/2016	7,457.67	10,994.96
3/31/2017	6,627.75	11,662.36
6/30/2017	6,245.71	12,022.73
9/30/2017	5,741.26	12,561.34
12/31/2017	5,075.27	13,395.42
3/31/2018	5,062.55	13,293.61
6/30/2018	4,736.94	13,749.58
9/30/2018	4,123.41	14,809.68
12/31/2018	5,372.51	12,807.41
3/31/2019	4,173.04	14,555.62
6/30/2019	3,865.39	15,181.51
9/30/2019	3,732.94	15,439.6
12/31/2019	3,154.01	16,839.97
3/31/2020	3,869.48	13,539.33
6/30/2020	2,460.55	16,320.31
9/30/2020	2,025.2	17,777.72
12/31/2020	1,574.95	19,937.71
3/31/2021	1,370.67	21,167.87
6/30/2021	1,150.76	22,977.72
9/30/2021	1,125.63	23,110.99
12/31/2021	898.5	25,660.13
3/31/2022	953.89	24,479.77
6/30/2022	1,281.19	20,538.52
9/30/2022	1,387.3	19,536.24
12/31/2022	1,173.01	21,013.18
3/31/2023	1,025.55	22,589.17
6/30/2023	888.96	24,563.47
9/30/2023	977.33	23,760.24
12/31/2023	803.18	26,537.81
3/31/2024	675.08	29,340.21
6/30/2024	639.29	30,595.97
9/30/2024	581.27	32,398.07
12/31/2024	566.79	33,178.86
3/31/2025	625.57	31,762.12
5/31/2025	536.49	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort S&P500®	-20.94%	-27.16%	-25.36%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 434,909,210
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 3,377,191
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$434,909,210 Number of Portfolio Holdings19 Net Investment Advisory Fees$3,377,191 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P 500® Short Swaps	(185)%
S&P 500 E-Mini Index Futures	(15)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.7%
Financials	14.3%
Consumer Discretionary	10.7%
Health Care	9.6%
Communication Services	9.6%
Industrials	8.7%
Consumer Staples	5.8%
Energy	3.0%
Utilities	2.5%
Real Estate	2.1%
Other	2.0%

Largest Holdings [Text Block]

Holdings

The UltraShort S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038866
Shareholder Report [Line Items]
Fund Name	UltraShort Semiconductors
Trading Symbol	SSG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Semiconductors (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SSG	$67	0.95%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Semiconductors : $3	Dow Jones U.S. Semiconductors Index℠ : $113,232	S&P 500® Index : $33,531
5/31/2015	10,000	10,000	10,000
6/30/2015	11,995.04	9,085	9,806
9/30/2015	13,481.39	8,304.6	9,174.49
12/31/2015	10,294.99	9,346.83	9,820.38
3/31/2016	9,919.58	9,269.25	9,952.95
6/30/2016	8,844.05	9,642.8	10,197.8
9/30/2016	6,078.02	11,500.96	10,590.41
12/31/2016	5,302.13	12,145.02	10,994.96
3/31/2017	4,485.04	13,132.41	11,662.36
6/30/2017	4,207.95	13,384.55	12,022.73
9/30/2017	3,209.3	15,182.1	12,561.34
12/31/2017	2,582.67	16,782.29	13,395.42
3/31/2018	2,119.74	17,923.48	13,293.61
6/30/2018	2,072.27	17,819.53	13,749.58
9/30/2018	1,929.97	18,361.24	14,809.68
12/31/2018	2,526.1	15,324.29	12,807.41
3/31/2019	1,669.51	18,424.4	14,555.62
6/30/2019	1,560.1	18,658.39	15,181.51
9/30/2019	1,335.72	19,753.63	15,439.6
12/31/2019	933.19	23,364.6	16,839.97
3/31/2020	861.45	19,899.63	13,539.33
6/30/2020	444.37	25,728.23	16,320.31
9/30/2020	321.87	29,242.71	17,777.72
12/31/2020	219.63	34,421.59	19,937.71
3/31/2021	160.53	37,836.21	21,167.87
6/30/2021	123.83	41,949.01	22,977.72
9/30/2021	123.8	41,198.12	23,110.99
12/31/2021	71.54	51,930.23	25,660.13
3/31/2022	74.92	46,513.91	24,479.77
6/30/2022	122.81	33,234.19	20,538.52
9/30/2022	139.65	29,614.98	19,536.24
12/31/2022	98.19	33,008.86	21,013.18
3/31/2023	49.99	44,717.1	22,589.17
6/30/2023	30.6	55,243.51	24,563.47
9/30/2023	31.21	53,713.27	23,760.24
12/31/2023	20.85	65,009.16	26,537.81
3/31/2024	10.1	89,920.68	29,340.21
6/30/2024	6.31	109,469.43	30,595.97
9/30/2024	5.54	106,316.71	32,398.07
12/31/2024	4.7	113,184.77	33,178.86
3/31/2025	5.91	93,003.93	31,762.12
5/31/2025	3.19	113,232.28	33,531.27

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Semiconductors	-59.11%	-63.69%	-55.29%
Dow Jones U.S. Semiconductors Index℠	13.59%	35.87%	27.44%
S&P 500® Index	13.52%	15.93%	12.85%

AssetsNet	$ 12,316,873
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$12,316,873 Number of Portfolio Holdings13 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
Dow Jones U.S. Semiconductors℠ Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Semiconductors & Semiconductor Equipment	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Semiconductors primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038847
Shareholder Report [Line Items]
Fund Name	UltraShort SmallCap600
Trading Symbol	SDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort SmallCap600 (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDD	$94	0.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort SmallCap600 : $659	S&P SmallCap 600® Index : $20,999	S&P Composite 1500 Index : $32,411
5/31/2015	10,000	10,000	10,000
6/30/2015	9,744.74	10,103	9,821
9/30/2015	11,507.89	9,166.45	9,163.98
12/31/2015	10,401.55	9,507.44	9,767.88
3/31/2016	9,504.17	9,760.34	9,921.24
6/30/2016	8,631.31	10,100	10,179.19
9/30/2016	7,383.68	10,827.2	10,584.32
12/31/2016	5,856.71	12,032.27	11,041.56
3/31/2017	5,645.86	12,159.81	11,675.35
6/30/2017	5,395.49	12,367.74	12,020.94
9/30/2017	4,769.77	13,104.86	12,554.67
12/31/2017	4,390.69	13,623.81	13,374.49
3/31/2018	4,263.18	13,701.47	13,278.19
6/30/2018	3,587.23	14,903.09	13,762.85
9/30/2018	3,277.01	15,605.02	14,774.42
12/31/2018	4,949.15	12,468.41	12,710.43
3/31/2019	3,941.27	13,916	14,444.13
6/30/2019	3,765.96	14,176.23	15,045.01
9/30/2019	3,727.58	14,147.87	15,275.2
12/31/2019	3,173.04	15,309.41	16,637.74
3/31/2020	5,276	10,312.42	13,215.36
6/30/2020	2,867.51	12,574.97	15,960.19
9/30/2020	2,584.92	12,973.59	17,326.38
12/31/2020	1,423.22	17,035.63	19,620.4
3/31/2021	962.9	20,142.92	20,976.17
6/30/2021	855.61	21,051.37	22,683.63
9/30/2021	877.14	20,453.51	22,763.02
12/31/2021	759.41	21,607.09	25,200.94
3/31/2022	818.39	20,392.77	24,031.61
6/30/2022	1,045.02	17,515.35	20,181.75
9/30/2022	1,128.8	16,604.55	19,221.1
12/31/2022	916.29	18,130.51	20,718.42
3/31/2023	863.18	18,596.46	22,201.86
6/30/2023	808.52	19,225.03	24,064.6
9/30/2023	908.85	18,277.23	23,256.03
12/31/2023	680.13	21,040.75	25,995.59
3/31/2024	651.84	21,558.35	28,675.73
6/30/2024	706.07	20,887.89	29,725.26
9/30/2024	579.28	23,003.83	31,520.67
12/31/2024	584.24	22,870.41	32,220.43
3/31/2025	707.65	20,828.08	30,773.73
5/31/2025	659.18	20,998.87	32,410.89

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort SmallCap600	-1.65%	-27.42%	-23.81%
S&P SmallCap 600® Index	-1.75%	11.61%	7.69%
S&P Composite 1500 Index	12.49%	15.67%	12.47%

AssetsNet	$ 2,124,228
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,124,228 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P SmallCap 600® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.2%
Industrials	19.0%
Consumer Discretionary	13.5%
Information Technology	12.2%
Health Care	11.0%
Real Estate	7.8%
Materials	4.9%
Energy	4.0%
Consumer Staples	3.2%
Communication Services	2.9%
Other	2.3%

Largest Holdings [Text Block]

Holdings

The UltraShort SmallCap600 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038867
Shareholder Report [Line Items]
Fund Name	UltraShort Technology
Trading Symbol	REW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Technology (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REW	$81	0.95%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Technology : $66	S&P Technology Select Sector Index : $61,080	S&P Total Market Index : $31,443
5/31/2015	10,000	10,000	10,000
6/30/2015	10,897.44	9,594	9,830
9/30/2015	11,493.75	9,208.32	9,115.36
12/31/2015	9,510.57	10,032.47	9,688.72
3/31/2016	8,793.17	10,440.79	9,778.82
6/30/2016	9,071.68	10,263.29	10,035.03
9/30/2016	6,953.56	11,358.39	10,481.58
12/31/2016	6,679.16	11,538.99	10,915.52
3/31/2017	5,221.95	12,792.12	11,547.53
6/30/2017	4,794.89	13,192.51	11,895.11
9/30/2017	4,098.75	14,308.6	12,438.72
12/31/2017	3,439.22	15,526.26	13,226.09
3/31/2018	3,065.3	15,961	13,146.73
6/30/2018	2,671.6	17,006.44	13,655.51
9/30/2018	2,235.55	18,513.21	14,626.42
12/31/2018	3,050.08	15,303.02	12,526.06
3/31/2019	2,090.03	18,342.2	14,284.72
6/30/2019	1,897.52	19,453.74	14,868.97
9/30/2019	1,740.74	20,103.49	15,038.47
12/31/2019	1,324.14	22,998.4	16,397.95
3/31/2020	1,290.23	20,254.69	12,960.94
6/30/2020	676.72	26,438.44	15,824.01
9/30/2020	508.73	29,597.84	17,259.25
12/31/2020	379.87	33,093.34	19,806.72
3/31/2021	336.59	33,808.16	21,084.25
6/30/2021	252.27	37,716.38	22,832.13
9/30/2021	237.6	38,221.78	22,804.74
12/31/2021	175.83	44,581.89	24,889.09
3/31/2022	197.9	40,787.97	23,545.08
6/30/2022	292.48	32,764.98	19,580.09
9/30/2022	323.4	30,681.12	18,687.23
12/31/2022	289.67	32,258.13	20,028.98
3/31/2023	180.57	39,242.02	21,479.08
6/30/2023	136.05	45,300.99	23,281.17
9/30/2023	153.76	42,786.78	22,515.22
12/31/2023	112.13	50,364.32	25,246.32
3/31/2024	95.22	54,650.32	27,783.57
6/30/2024	81.03	59,437.69	28,683.76
9/30/2024	78.63	59,449.58	30,450.68
12/31/2024	74.36	61,316.3	31,275.89
3/31/2025	91.66	54,565.37	29,752.76
5/31/2025	65.8	61,080.48	31,442.71

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Technology	-29.98%	-39.13%	-39.49%
S&P Technology Select Sector Index	10.84%	19.86%	19.82%
S&P Total Market Index	13.02%	15.23%	12.12%

AssetsNet	$ 4,232,344
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,232,344 Number of Portfolio Holdings11 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Technology Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Software & Services	43.6%
Semiconductors & Semiconductor Equipment	33.8%
Technology Hardware & Equipment	22.6%

Largest Holdings [Text Block]

Holdings

The UltraShort Technology primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000038869
Shareholder Report [Line Items]
Fund Name	UltraShort Utilities
Trading Symbol	SDP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Utilities (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDP	$84	0.95%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	UltraShort Utilities : $756	S&P Utilities Select Sector Index : $25,813	S&P Total Market Index : $31,443
5/31/2015	10,000	10,000	10,000
6/30/2015	11,296.19	9,400	9,830
9/30/2015	9,949.4	9,909.48	9,115.36
12/31/2015	9,414.11	10,016.5	9,688.72
3/31/2016	6,920.38	11,576.07	9,778.82
6/30/2016	5,960.17	12,362.09	10,035.03
9/30/2016	6,604.76	11,631.49	10,481.58
12/31/2016	6,385.87	11,648.93	10,915.52
3/31/2017	5,609.69	12,394.47	11,547.53
6/30/2017	5,363.06	12,668.38	11,895.11
9/30/2017	5,047.55	13,033.23	12,438.72
12/31/2017	4,990.83	13,058	13,226.09
3/31/2018	5,280.16	12,629.69	13,146.73
6/30/2018	4,835.46	13,102.05	13,655.51
9/30/2018	4,602.07	13,415.18	14,626.42
12/31/2018	4,487.15	13,597.63	12,526.06
3/31/2019	3,664.52	15,071.61	14,284.72
6/30/2019	3,440.87	15,596.11	14,868.97
9/30/2019	2,916.61	17,051.22	15,038.47
12/31/2019	2,899.66	17,179.11	16,397.95
3/31/2020	2,920.03	14,863.36	12,960.94
6/30/2020	2,475.95	15,269.13	15,824.01
9/30/2020	2,182.2	16,206.66	17,259.25
12/31/2020	1,843.64	17,266.57	19,806.72
3/31/2021	1,689.91	17,750.04	21,084.25
6/30/2021	1,675.45	17,677.26	22,832.13
9/30/2021	1,613.06	17,991.92	22,804.74
12/31/2021	1,236.92	20,318.27	24,889.09
3/31/2022	1,111.16	21,287.45	23,545.08
6/30/2022	1,193.98	20,203.92	19,580.09
9/30/2022	1,316.53	18,993.71	18,687.23
12/31/2022	1,080.95	20,634.76	20,028.98
3/31/2023	1,149.52	19,966.2	21,479.08
6/30/2023	1,230.23	19,461.05	23,281.17
9/30/2023	1,513.32	17,660.91	22,515.22
12/31/2023	1,284.49	19,172.68	25,246.32
3/31/2024	1,190.17	20,048.87	27,783.57
6/30/2024	1,106.53	20,983.15	28,683.76
9/30/2024	793.12	25,047.58	30,450.68
12/31/2024	899.41	23,667.46	31,275.89
3/31/2025	823.28	24,836.63	29,752.76
5/31/2025	755.74	25,812.71	31,442.71

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Utilities	-22.95%	-19.87%	-22.76%
S&P Utilities Select Sector Index	16.23%	10.01%	9.94%
S&P Total Market Index	13.02%	15.23%	12.12%

AssetsNet	$ 2,616,897
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,616,897 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P Utilities Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Electric Utilities	64.7%
Multi-Utilities	26.1%
Independent Power and Renewable Electricity Producers	5.0%
Water Utilities	2.2%
Gas Utilities	2.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Utilities primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000245674
Shareholder Report [Line Items]
Fund Name	Bitcoin & Ether Equal Weight ETF
Trading Symbol	BETE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Bitcoin & Ether Equal Weight ETF (the “Fund”) (formerly known as Bitcoin & Ether Equal Weight Strategy ETF) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BETE	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Bitcoin & Ether Equal Weight ETF : $22,059	Bloomberg Bitcoin Index : $37,480	Bloomberg Ethereum Index : $15,416	S&P 500® Index : $14,113
9/29/2023	10,000	10,000	10,000	10,000
9/30/2023	10,000	10,000	10,000	10,000
10/31/2023	11,825.55	12,354.8	10,829.7	9,788.9
11/30/2023	12,932.16	13,517.39	12,236.48	10,682.63
12/31/2023	14,298.98	15,042.15	13,789.29	11,167.62
1/31/2024	14,121.44	15,267.78	13,717.58	11,355.23
2/29/2024	20,647.09	22,266.53	20,374.73	11,961.6
3/31/2024	22,428.79	25,370.48	21,356.79	12,346.77
4/30/2024	18,355.41	21,288.37	17,555.28	11,843.02
5/31/2024	22,279.62	24,236.81	22,635.78	12,430.43
6/30/2024	19,689.67	21,529.56	20,186.59	12,876.69
7/31/2024	20,152.37	23,391.87	19,526.54	13,033.78
8/31/2024	16,749.2	21,055.02	15,005.52	13,350.5
9/30/2024	17,650.45	22,737.32	15,532.26	13,636.2
10/31/2024	18,168.26	25,131.56	15,053.81	13,512.11
11/30/2024	25,493.31	34,897.68	21,522.65	14,305.27
12/31/2024	23,806.94	33,470.36	19,984.96	13,964.81
1/31/2025	24,646.43	36,419.1	19,852.42	14,353.03
2/28/2025	18,347.79	30,125.88	13,252.4	14,166.44
3/31/2025	16,408.81	29,568.55	10,950.35	13,368.87
4/30/2025	17,413.62	33,705.19	10,692.74	13,277.96
5/31/2025	22,059.28	37,480.18	15,415.54	14,113.15

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (9/29/2023)
Bitcoin & Ether Equal Weight ETF	-1.06%	60.79%
Bloomberg Bitcoin Index	54.64%	125.31%
Bloomberg Ethereum Index	-31.90%	29.84%
S&P 500® Index	13.52%	22.89%

AssetsNet	$ 8,326,140
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 66,160
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,326,140 Number of Portfolio Holdings3 Net Investment Advisory Fees$66,160 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
CME Bitcoin Futures	50%
CME Ether Futures	47%
Total	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Bitcoin	50%
Ether	47%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	59.6%

C000245659
Shareholder Report [Line Items]
Fund Name	Bitcoin & Ether Market Cap Weight ETF
Trading Symbol	BETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Bitcoin & Ether Market Cap Weight ETF (the “Fund”) (formerly known as Bitcoin & Ether Market Cap Weight Strategy ETF) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BETH	$107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Bitcoin & Ether Market Cap Weight ETF : $28,220	Bloomberg Bitcoin Index : $37,480	Bloomberg Ethereum Index : $15,416	S&P 500® Index : $14,113
9/29/2023	10,000	10,000	10,000	10,000
9/30/2023	10,000	10,000	10,000	10,000
10/31/2023	12,271.05	12,354.8	10,829.7	9,788.9
11/30/2023	13,318.78	13,517.39	12,236.48	10,682.63
12/31/2023	14,682.6	15,042.15	13,789.29	11,167.62
1/31/2024	14,586.03	15,267.78	13,717.58	11,355.23
2/29/2024	21,260.35	22,266.53	20,374.73	11,961.6
3/31/2024	23,559.8	25,370.48	21,356.79	12,346.77
4/30/2024	19,369.53	21,288.37	17,555.28	11,843.02
5/31/2024	22,759.42	24,236.81	22,635.78	12,430.43
6/30/2024	20,077.65	21,529.56	20,186.59	12,876.69
7/31/2024	21,074.62	23,391.87	19,526.54	13,033.78
8/31/2024	18,207.64	21,055.02	15,005.52	13,350.5
9/30/2024	19,423.35	22,737.32	15,532.26	13,636.2
10/31/2024	20,818.69	25,131.56	15,053.81	13,512.11
11/30/2024	28,855.06	34,897.68	21,522.65	14,305.27
12/31/2024	27,214.12	33,470.36	19,984.96	13,964.81
1/31/2025	28,895.39	36,419.1	19,852.42	14,353.03
2/28/2025	23,128	30,125.88	13,252.4	14,166.44
3/31/2025	22,031.17	29,568.55	10,950.35	13,368.87
4/30/2025	24,687.36	33,705.19	10,692.74	13,277.96
5/31/2025	28,219.51	37,480.18	15,415.54	14,113.15

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (9/29/2023)
Bitcoin & Ether Market Cap Weight ETF	23.90%	86.41%
Bloomberg Bitcoin Index	54.64%	125.31%
Bloomberg Ethereum Index	-31.90%	29.84%
S&P 500® Index	13.52%	22.89%

AssetsNet	$ 14,800,981
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 95,425
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,800,981 Number of Portfolio Holdings3 Net Investment Advisory Fees$95,425 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
CME Bitcoin Futures	85%
CME Ether Futures	12%
Total	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Bitcoin	85%
Ether	12%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	63.7%

C000231184
Shareholder Report [Line Items]
Fund Name	Bitcoin ETF
Trading Symbol	BITO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Bitcoin ETF (the “Fund”) (formerly known as Bitcoin Strategy ETF) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITO	$116	0.95%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Bitcoin ETF : $13,837	Bloomberg Bitcoin Index : $17,050	S&P 500® Index : $13,924
10/18/2021	10,000	10,000	10,000
12/31/2021	7,228.34	7,476.29	10,654.09
3/31/2022	7,146.34	7,436.93	10,164.81
6/30/2022	2,902.95	3,077.53	8,528.29
9/30/2022	2,996.08	3,186.68	8,111.69
12/31/2022	2,609.04	2,695.45	8,725.59
3/31/2023	4,453.41	4,636.82	9,379.32
6/30/2023	4,685.44	4,952.24	10,198.95
9/30/2023	4,058.92	4,386.04	9,864.85
12/31/2023	6,188.11	6,842.77	11,017.92
3/31/2024	10,169.42	11,541.19	12,181.26
6/30/2024	8,423.62	9,793.93	12,704.08
9/30/2024	8,756.65	10,343.35	13,453.41
12/31/2024	12,702.61	15,225.88	13,777.62
3/31/2025	11,012.1	13,450.92	13,189.67
5/31/2025	13,836.53	17,049.97	13,923.96

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (10/18/21)
Bitcoin ETF	44.55%	9.39%
Bloomberg Bitcoin Index	54.64%	15.88%
S&P 500® Index	13.52%	9.57%

Performance Inception Date	Oct. 18, 2021
AssetsNet	$ 2,464,808,757
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 20,763,608
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,464,808,757 Number of Portfolio Holdings3 Net Investment Advisory Fees$20,763,608 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
S&P CME Bitcoin Futures Index Long Swaps	4%
CME Bitcoin Futures	91%
Total	95%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Bitcoin	95%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	69.1%

C000231749
Shareholder Report [Line Items]
Fund Name	Ether ETF
Trading Symbol	EETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ether ETF (the “Fund”) (formerly known as Ether Strategy ETF) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EETH	$78	0.95%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Ether ETF : $13,543	Bloomberg Ethereum Index : $15,416	S&P 500® Index : $14,113
9/29/2023	10,000	10,000	10,000
9/30/2023	10,000	10,000	10,000
10/31/2023	10,917.8	10,829.7	9,788.9
11/30/2023	12,172.19	12,236.48	10,682.63
12/31/2023	13,572.21	13,789.29	11,167.62
1/31/2024	13,292.35	13,717.58	11,355.23
2/29/2024	19,713.35	20,374.73	11,961.6
3/31/2024	20,453.52	21,356.79	12,346.77
4/30/2024	16,535.45	17,555.28	11,843.02
5/31/2024	21,395.21	22,635.78	12,430.43
6/30/2024	18,944.2	20,186.59	12,876.69
7/31/2024	18,295.59	19,526.54	13,033.78
8/31/2024	13,968.69	15,005.52	13,350.5
9/30/2024	14,396.09	15,532.26	13,636.2
10/31/2024	13,854.5	15,053.81	13,512.11
11/30/2024	19,727.46	21,522.65	14,305.27
12/31/2024	18,132.37	19,984.96	13,964.81
1/31/2025	17,847.43	19,852.42	14,353.03
2/28/2025	11,875.58	13,252.4	14,166.44
3/31/2025	9,711.39	10,950.35	13,368.87
4/30/2025	9,469.57	10,692.74	13,277.96
5/31/2025	13,542.65	15,415.54	14,113.15

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (9/29/2023)
Ether ETF	-36.74%	19.97%
Bloomberg Ethereum Index	-31.90%	29.84%
S&P 500® Index	13.52%	22.89%

AssetsNet	$ 53,724,148
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 634,803
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$53,724,148 Number of Portfolio Holdings2 Net Investment Advisory Fees$634,803 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
CME Ether Futures	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Ether	100%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	59.3%

C000236586
Shareholder Report [Line Items]
Fund Name	Short Bitcoin ETF
Trading Symbol	BITI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short Bitcoin ETF (the “Fund”) (formerly known as Short Bitcoin Strategy ETF) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITI	$78	1.01%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.01%
Line Graph [Table Text Block]
	Short Bitcoin ETF : $1,057	Bloomberg Galaxy Bitcoin Index : $50,956	Bloomberg Bitcoin Index : $49,989	S&P 500® Index : $16,422
6/19/2022	10,000	10,000	10,000	10,000
6/30/2022	10,819.13	9,208	9,023.1	10,058.6
7/31/2022	8,114.56	11,630.62	11,403.39	10,986
8/31/2022	9,467.01	9,845.32	9,660.96	10,537.77
9/30/2022	9,440.57	9,473.17	9,343.11	9,567.25
10/31/2022	8,927.92	9,923.15	9,734.59	10,342.19
11/30/2022	9,653.14	8,308.65	8,149.8	10,920.32
12/31/2022	9,818.2	8,083.49	7,902.86	10,291.31
1/31/2023	6,860.87	11,244.94	11,034.76	10,937.6
2/28/2023	6,777.86	11,296.66	11,124.14	10,670.73
3/31/2023	5,123.04	13,835.02	13,594.81	11,062.34
4/30/2023	4,966.84	14,301.26	14,021.69	11,234.91
5/31/2023	5,347.82	13,164.31	12,922.39	11,283.22
6/30/2023	4,673.54	14,804.59	14,519.6	12,029.05
7/31/2023	4,904.93	14,203.52	13,934.46	12,415.18
8/31/2023	5,437.05	12,714.99	12,501.99	12,217.78
9/30/2023	5,281.14	13,111.7	12,859.55	11,634.99
10/31/2023	4,063.6	16,827.56	16,478.23	11,390.65
11/30/2023	3,717.01	18,377.37	18,028.83	12,430.62
12/31/2023	3,320.22	20,450.34	20,062.48	12,994.97
1/31/2024	3,245.69	20,757.1	20,363.42	13,213.29
2/29/2024	2,201.92	30,272.15	29,698.01	13,918.88
3/31/2024	1,872.96	34,492.09	33,837.91	14,367.06
4/30/2024	2,224.37	28,942.31	28,393.39	13,780.89
5/31/2024	1,922.77	32,950.82	32,325.88	14,464.42
6/30/2024	2,158.86	29,270.21	28,715.08	14,983.69
7/31/2024	1,954.21	31,802.09	31,198.93	15,166.49
8/31/2024	2,089.74	28,625.06	28,082.16	15,535.04
9/30/2024	1,918.81	30,912.2	30,325.92	15,867.49
10/31/2024	1,726.54	34,167.26	33,519.24	15,723.1
11/30/2024	1,199.17	47,444.65	46,544.82	16,646.04
12/31/2024	1,240.96	45,504.17	44,641.14	16,249.87
1/31/2025	1,137.01	49,513.08	48,574.02	16,701.61
2/28/2025	1,361.5	40,957.22	40,180.43	16,484.49
3/31/2025	1,365.73	40,199.51	39,437.09	15,556.41
4/30/2025	1,173.4	45,823.43	44,954.34	15,450.63
5/31/2025	1,056.51	50,955.65	49,989.23	16,422.47

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (6/19/22)
Short Bitcoin ETF	-45.09%	-53.35%
Bloomberg Galaxy Bitcoin Index	54.64%	73.44%
Bloomberg Bitcoin Index	54.64%	72.99%
S&P 500® Index	13.52%	16.54%

Performance Inception Date	Jun. 19, 2022
AssetsNet	$ 80,759,222
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 764,627
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$80,759,222 Number of Portfolio Holdings2 Net Investment Advisory Fees$764,627 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
CME Bitcoin Futures	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Bitcoin	100%

Largest Holdings [Text Block]

Largest Holdings

The Short Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000245638
Shareholder Report [Line Items]
Fund Name	Short Ether ETF
Trading Symbol	SETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Short Ether ETF (the “Fund”) (formerly known as Short Ether Strategy ETF) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SETH	$93	0.95%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Short Ether ETF : $4,083	Bloomberg Galaxy Ethereum Index : $14,222	Bloomberg Ethereum Index : $14,235	S&P 500® Index : $14,003
11/1/2023	10,000	10,000	10,000	10,000
11/30/2023	8,920.45	11,288	11,299	10,599.2
12/31/2023	7,848.9	12,720.45	12,732.84	11,080.4
1/31/2024	7,774.21	12,654.3	12,666.63	11,266.55
2/29/2024	5,144.39	18,795.43	18,813.75	11,868.19
3/31/2024	4,748.83	19,701.37	19,720.57	12,250.34
4/30/2024	5,662.62	16,194.53	16,210.31	11,750.53
5/31/2024	4,265.28	20,881.23	20,901.57	12,333.36
6/30/2024	4,761.3	18,621.88	18,640.02	12,776.12
7/31/2024	4,802.39	18,012.94	18,030.54	12,931.99
8/31/2024	5,899.59	13,842.95	13,855.9	13,246.24
9/30/2024	5,606.82	14,328.83	14,342.28	13,529.71
10/31/2024	5,714.92	13,887.5	13,900.49	13,406.59
11/30/2024	3,760.68	19,854.97	19,873.73	14,193.56
12/31/2024	3,949.88	18,437.32	18,453.84	13,855.75
1/31/2025	3,893.7	18,315.63	18,331.46	14,240.94
2/28/2025	5,541.85	12,225.69	12,237.09	14,055.81
3/31/2025	6,479.31	10,102.08	10,111.4	13,264.47
4/30/2025	6,233.44	9,864.69	9,873.53	13,174.27
5/31/2025	4,082.8	14,221.92	14,234.5	14,002.93

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (11/1/23)
Short Ether ETF	-4.33%	-43.26%
Bloomberg Galaxy Ethereum Index	-31.90%	23.43%
Bloomberg Ethereum Index	-31.90%	23.72%
S&P 500® Index	13.52%	25.20%

Performance Inception Date	Nov. 01, 2023
AssetsNet	$ 3,854,460
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 31,074
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,854,460 Number of Portfolio Holdings3 Net Investment Advisory Fees$31,074 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
CME Micro Ether Futures	(2)%
CME Ether Futures	(98)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Ether	100%

Largest Holdings [Text Block]

Largest Holdings

The Short Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000248851
Shareholder Report [Line Items]
Fund Name	Ultra Bitcoin ETF
Trading Symbol	BITU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Bitcoin ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITU	$123	0.98%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	0.98%
Line Graph [Table Text Block]
	Ultra Bitcoin ETF : $13,183	Bloomberg Bitcoin Index : $14,773	S&P 500® Index : $11,453
4/1/2024	10,000	10,000	10,000
4/30/2024	6,863.25	8,391	9,610.9
5/31/2024	8,735.77	9,553.15	10,087.6
6/30/2024	6,671.38	8,486.07	10,449.75
7/31/2024	7,579.01	9,220.11	10,577.23
8/31/2024	5,692.36	8,299.02	10,834.26
9/30/2024	6,478.15	8,962.11	11,066.11
10/31/2024	7,635.48	9,905.82	10,965.41
11/30/2024	14,039.74	13,755.23	11,609.08
12/31/2024	12,381.26	13,192.64	11,332.78
1/31/2025	14,190.07	14,354.91	11,647.84
2/28/2025	9,497.54	11,874.38	11,496.41
3/31/2025	8,692.42	11,654.71	10,849.17
4/30/2025	10,919.23	13,285.2	10,775.39
5/31/2025	13,183.37	14,773.14	11,453.16

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (4/1/24)
Ultra Bitcoin ETF	50.86%	26.79%
Bloomberg Bitcoin Index	54.64%	41.96%
S&P 500® Index	13.52%	12.35%

Performance Inception Date	Apr. 01, 2024
AssetsNet	$ 1,157,113,536
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 7,171,356
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,157,113,536 Number of Portfolio Holdings7 Net Investment Advisory Fees$7,171,356 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares Bitcoin Trust Long Swaps	121%
Fidelity Wise Origin Bitcoin Long Swaps	10%
CME Bitcoin Futures	67%
Total	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Bitcoin	198%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	6.6%

C000248850
Shareholder Report [Line Items]
Fund Name	Ultra Ether ETF
Trading Symbol	ETHT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Ultra Ether ETF (the “Fund”) for the period of June 7, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
ETHT	$56	0.94%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.94%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
Line Graph [Table Text Block]
	Ultra Ether ETF : $2,170	Bloomberg Ethereum Index : $6,793	S&P 500® Index : $11,190
6/7/2024	10,000	10,000	10,000
6/30/2024	7,616.02	9,145.1	10,220.3
7/31/2024	6,872.8	8,846.08	10,344.99
8/31/2024	3,639.03	6,797.93	10,596.37
9/30/2024	3,744.56	7,036.56	10,823.13
10/31/2024	3,578.14	6,819.81	10,724.64
11/30/2024	6,806.65	9,750.38	11,354.18
12/31/2024	5,500.55	9,053.76	11,083.95
1/31/2025	4,997.11	8,993.72	11,392.08
2/28/2025	2,024.14	6,003.72	11,243.99
3/31/2025	1,279.97	4,960.82	10,610.95
4/30/2025	1,122.2	4,844.12	10,538.8
5/31/2025	2,169.74	6,793	11,190

Average Annual Return [Table Text Block]
Fund/Index Name	Since Inception (6/7/2024)
Ultra Ether ETF	-78.30%
Bloomberg Ethereum Index	-32.07%
S&P 500® Index	11.90%

AssetsNet	$ 190,476,033
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 775,513
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$190,476,033 Number of Portfolio Holdings4 Net Investment Advisory Fees$775,513 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares Ethereum Trust Long Swaps	66%
CME Ether Futures	134%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Ether	200%

Largest Holdings [Text Block]

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	4.1%

C000248847
Shareholder Report [Line Items]
Fund Name	UltraShort Bitcoin ETF
Trading Symbol	SBIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Bitcoin ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBIT	$58	0.97%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.97%
Line Graph [Table Text Block]
	UltraShort Bitcoin ETF : $1,869	Bloomberg Bitcoin Index : $14,773	S&P 500® Index : $11,453
4/1/2024	10,000	10,000	10,000
4/30/2024	13,071.5	8,391	9,610.9
5/31/2024	9,370.03	9,553.15	10,087.6
6/30/2024	11,553.4	8,486.07	10,449.75
7/31/2024	9,005.94	9,220.11	10,577.23
8/31/2024	9,753.37	8,299.02	10,834.26
9/30/2024	7,993.64	8,962.11	11,066.11
10/31/2024	6,328.74	9,905.82	10,965.41
11/30/2024	2,888.66	13,755.23	11,609.08
12/31/2024	2,955.86	13,192.64	11,332.78
1/31/2025	2,397.6	14,354.91	11,647.84
2/28/2025	3,371.59	11,874.38	11,496.41
3/31/2025	3,285.67	11,654.71	10,849.17
4/30/2025	2,349.58	13,285.2	10,775.39
5/31/2025	1,869.45	14,773.14	11,453.16

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception (4/1/24)
UltraShort Bitcoin ETF	-80.05%	-76.31%
Bloomberg Bitcoin Index	54.64%	41.96%
S&P 500® Index	13.52%	12.35%

Performance Inception Date	Apr. 01, 2024
AssetsNet	$ 69,392,849
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 382,453
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$69,392,849 Number of Portfolio Holdings5 Net Investment Advisory Fees$382,453 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares Bitcoin Trust Short Swaps	(114)%
CME Bitcoin Futures	(86)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Bitcoin	200%

Largest Holdings [Text Block]

Largest Holdings

The UltraShort Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000248848
Shareholder Report [Line Items]
Fund Name	UltraShort Ether ETF
Trading Symbol	ETHD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about UltraShort Ether ETF (the “Fund”) for the period of June 7, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
ETHD	$73	0.99%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.
Line Graph [Table Text Block]
	UltraShort Ether ETF : $5,001	Bloomberg Ethereum Index : $6,793	S&P 500® Index : $11,190
6/7/2024	10,000	10,000	10,000
6/30/2024	12,290.03	9,145.1	10,220.3
7/31/2024	12,036.5	8,846.08	10,344.99
8/31/2024	17,022.15	6,797.93	10,596.37
9/30/2024	14,873.87	7,036.56	10,823.13
10/31/2024	14,374.92	6,819.81	10,724.64
11/30/2024	5,717.16	9,750.38	11,354.18
12/31/2024	6,068.76	9,053.76	11,083.95
1/31/2025	5,823.51	8,993.72	11,392.08
2/28/2025	11,257.56	6,003.72	11,243.99
3/31/2025	14,743.09	4,960.82	10,610.95
4/30/2025	12,781.09	4,844.12	10,538.8
5/31/2025	5,001.14	6,793	11,190

Average Annual Return [Table Text Block]
Fund/Index Name	Since Inception (6/7/2024)
UltraShort Ether ETF	-49.99%
Bloomberg Ethereum Index	-32.07%
S&P 500® Index	11.90%

AssetsNet	$ 21,946,537
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 68,537
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$21,946,537 Number of Portfolio Holdings4 Net Investment Advisory Fees$68,537 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Investment Type	% of Net Assets
iShares Ethereum Trust Short Swaps	(21)%
CME Ether Futures	(175)%
Total	(196)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Ether	196%

Largest Holdings [Text Block]

Largest Holdings

The UltraShort Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.